UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JULY 31, 2023

2023 Annual Report

BlackRock FundsSM

•	iShares Russell Mid-Cap Index Fund
•	iShares Russell Small/Mid-Cap Index Fund
•	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.52%	13.02%
U.S. small cap equities (Russell 2000® Index)	4.51	7.91
International equities (MSCI Europe, Australasia, Far East Index)	6.65	16.79
Emerging market equities (MSCI Emerging Markets Index)	3.26	8.35
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.34	3.96
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(2.08)	(7.56)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(1.02)	(3.37)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.20	0.93
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.92	4.42

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of July 31, 2023	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2023, the Fund’s Institutional Shares returned 8.72%, Investor A Shares returned 8.39%, and Class K Shares returned 8.75%. The benchmark Russell MidCap® Index (the “Index”) returned 8.75% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

In the first quarter of 2023, the U.S. equity market rallied due to cooling inflation and resilient economic data. In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated their commitment to raise the interest rate to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.

The Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle is nearing a pause, although Fed Chair Jerome Powell was clear that additional “policy firming” may be required.

In the second quarter of 2023, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.

The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses will come later in the quarter but expressed the need to retain flexibility to bring inflation down.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2023 (continued)	iShares Russell Mid-Cap Index Fund

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on May 13, 2015.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)

An index that measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index, which represent approximately 27% of the total market capitalization of the Russell 1000® Index.

Performance

	Average Annual Total Returns(a)
	1 Year	5 Years	Since Inception	(b)

Institutional	8.72%	8.75%	8.95%
Investor A	8.39	8.47	8.68
Class K	8.75	8.80	9.01
Russell Midcap® Index	8.75	8.77	8.97

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund commenced operations on May 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

		Actual			Hypothetical 5% Return

	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,046.60	$ 0.46		$ 1,000.00	$ 1,024.35	$ 0.45		0.09%
Investor A	1,000.00	1,044.60	1.88		1,000.00	1,022.96	1.86		0.37
Class K	1,000.00	1,046.70	0.25		1,000.00	1,024.55	0.25		0.05

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of July 31, 2023 (continued)	iShares Russell Mid-Cap Index Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Industrials	18.4%
Financials	14.3
Information Technology	13.1
Health Care	11.1
Consumer Discretionary	10.4
Real Estate	7.6
Materials	5.9
Utilities	5.3
Energy	4.8
Consumer Staples	3.7
Communication Services	3.6
Investment Companies	1.2
Short-Term Securities	3.2
Liabilities in Excess of Other Assets	(2.6)
(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2023, the Fund’s Institutional Shares returned 8.02%, Investor A Shares returned 7.76%, and Class K Shares returned 8.07%. The benchmark Russell 2500TM Index (the “Index”) returned 8.05% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

In the first quarter of 2023, the U.S. equity market rallied due to cooling inflation and resilient economic data. In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated their commitment to raise the interest rate to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.

The Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle is nearing a pause, although Fed Chair Jerome Powell was clear that additional “policy firming” may be required.

In the second quarter of 2023, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.

The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses will come later in the quarter but expressed the need to retain flexibility to bring inflation down.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2023 (continued)	iShares Russell Small/Mid-Cap Index Fund

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on August 13, 2015.
(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Performance

	Average Annual Total Returns(a)
	1 Year	5 Years	Since Inception	(b)

Institutional	8.02%	7.11%	8.86%
Investor A	7.76	6.86	8.61
Class K	8.07	7.16	8.91

Russell 2500™ Index	8.05	7.18	8.87

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on August 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

		Actual			Hypothetical 5% Return

	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,038.50	$ 0.56		$ 1,000.00	$ 1,024.25	$ 0.55		0.11%
Investor A	1,000.00	1,036.60	1.87		1,000.00	1,022.96	1.86		0.37
Class K	1,000.00	1,038.70	0.35		1,000.00	1,024.45	0.35		0.07

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2023 (continued)	iShares Russell Small/Mid-Cap Index Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Industrials	18.9%
Financials	15.4
Information Technology	12.6
Consumer Discretionary	12.5
Health Care	12.5
Real Estate	7.0
Materials	5.4
Energy	5.1
Consumer Staples	3.1
Communication Services	2.7
Utilities	2.6
Investment Companies	1.7
Short-Term Securities	9.9
Liabilities in Excess of Other Assets	(9.4)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2023	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2023, the Fund’s Institutional Shares returned 12.65%, Investor A Shares returned 12.32%, and Class K Shares returned 12.70%. The benchmark Russell 3000® Index (the “Index”) returned 12.65% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2022, the U.S. equity market rallied on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.

U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the third quarter highlighted the resilience of the U.S. economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.

The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.

After consecutive 75 basis point interest rate hikes, the Fed raised the federal funds rate by an additional 50 basis points in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.

In the first quarter of 2023, the U.S. equity market rallied due to cooling inflation and resilient economic data. In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated their commitment to raise the interest rate to bring the inflation rate down in February 2023, especially if macro data continued to come in stronger than expected. Later in the quarter, investors’ attention quickly switched to headline news about the banking sector which led to major sell off in the financial sectors. The overall market calmed after the central banks set out reassuring plans.

The Fed raised the interest rate by 25 basis points in February and March 2023, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted that the rate hiking cycle is nearing a pause, although Fed Chair Jerome Powell was clear that additional “policy firming” may be required.

In the second quarter of 2023, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.

The Fed raised the interest rate by 25 basis points over the quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses will come later in the quarter but expressed the need to retain flexibility to bring inflation down.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2023 (continued)	iShares Total U.S. Stock Market Index Fund

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on August 13, 2015.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	An index that measures the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market.

Performance

	Average Annual Total Returns(a)
	1 Year	5 Years	Since Inception	(b)

Institutional	12.65%	11.41%	11.89%
Investor A	12.32	11.16	11.62
Class K	12.70	11.46	11.93

Russell 3000® Index	12.65	11.45	11.92

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on August 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

		Actual			Hypothetical 5% Return

	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/23)	Ending Account Value (07/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,125.50	$ 0.37		$ 1,000.00	$ 1,024.45	$ 0.35		0.07%
Investor A	1,000.00	1,124.40	1.74		1,000.00	1,023.16	1.66		0.33
Class K	1,000.00	1,125.80	0.11		1,000.00	1,024.70	0.10		0.02

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2023 (continued)	iShares Total U.S. Stock Market Index Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	5.5
Amazon.com, Inc.	2.7
NVIDIA Corp.	2.5
Alphabet, Inc., Class A	1.7
Tesla, Inc.	1.6
Meta Platforms, Inc., Class A	1.6
Alphabet, Inc., Class C	1.5
Berkshire Hathaway, Inc., Class B	1.4
UnitedHealth Group, Inc.	1.1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	26.0%
Financials	13.1
Health Care	13.0
Consumer Discretionary	10.7
Industrials	9.8
Communication Services	7.9
Consumer Staples	6.0
Energy	4.3
Real Estate	2.9
Materials	2.8
Utilities	2.4
Investment Companies	0.5
Short-Term Securities	4.6
Liabilities in Excess of Other Assets	(4.0)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

12	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	13

Schedule of Investments July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise, Inc.	10,904	$2,027,381
BWX Technologies, Inc.	14,780	1,019,820
Curtiss-Wright Corp.	6,184	1,183,370
HEICO Corp.	7,257	1,277,087
HEICO Corp., Class A	12,743	1,788,480
Hexcel Corp.	13,570	959,128
Howmet Aerospace, Inc.	59,911	3,063,849
Huntington Ingalls Industries, Inc.	6,353	1,459,093
Mercury Systems, Inc.(a)	7,831	297,421
Spirit AeroSystems Holdings, Inc., Class A	16,612	528,594
Textron, Inc.	32,515	2,528,692
TransDigm Group, Inc.	8,468	7,618,829
Woodward, Inc.	9,369	1,127,840

		24,879,584

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	18,791	1,882,482
Expeditors International of Washington, Inc.	24,832	3,161,114
GXO Logistics, Inc.(a)	18,890	1,266,952

		6,310,548

Automobile Components — 0.6%
Aptiv PLC(a)	43,652	4,779,457
BorgWarner, Inc.	37,795	1,757,467
Gentex Corp.	37,969	1,274,999
Lear Corp.	9,497	1,469,756
Phinia, Inc.(a)	7,559	214,449
QuantumScape Corp.(a)(b)	41,935	558,155

		10,054,283

Automobiles — 0.3%
Harley-Davidson, Inc.	21,826	842,702
Lucid Group, Inc.(a)(b)	120,270	915,255
Rivian Automotive, Inc., Class A(a)(b)	83,893	2,318,802
Thor Industries, Inc.	8,417	972,079

		5,048,838

Banks — 2.4%
Bank OZK	18,204	796,061
BOK Financial Corp.	4,599	409,679
Citizens Financial Group, Inc.	78,830	2,543,056
Columbia Banking System, Inc.	34,312	766,873
Comerica, Inc.	21,158	1,141,686
Commerce Bancshares, Inc.	18,372	977,023
Cullen/Frost Bankers, Inc.	9,434	1,024,344
East West Bancorp, Inc.	22,774	1,416,770
Fifth Third Bancorp	110,604	3,218,576
First Citizens BancShares, Inc., Class A	1,773	2,537,695
First Hawaiian, Inc.	20,332	420,669
First Horizon Corp.	85,421	1,164,288
FNB Corp.	57,224	731,895
Huntington Bancshares, Inc.	231,699	2,835,996
KeyCorp.	150,686	1,854,945
M&T Bank Corp.	26,713	3,736,080
New York Community Bancorp, Inc.	114,568	1,589,058
NU Holdings Ltd., Class A(a)	372,531	2,965,347
Pinnacle Financial Partners, Inc.	12,217	927,270
Popular, Inc.	11,339	822,644
Prosperity Bancshares, Inc.	14,190	898,511
Regions Financial Corp.	150,905	3,073,935
Synovus Financial Corp.	23,441	794,650
Webster Financial Corp.	27,924	1,321,364

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	17,241	$895,670
Wintrust Financial Corp.	9,754	822,847
Zions Bancorp NA	23,953	916,202

		40,603,134

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,503	558,274
Brown-Forman Corp., Class A	7,357	529,042
Brown-Forman Corp., Class B	29,630	2,091,878
Celsius Holdings, Inc.(a)(b)	8,778	1,270,177
Molson Coors Beverage Co., Class B	28,256	1,971,421

		6,420,792

Biotechnology(a) — 2.1%
Alnylam Pharmaceuticals, Inc.	19,926	3,893,540
Apellis Pharmaceuticals, Inc.	16,098	414,523
Biogen, Inc.	23,198	6,267,868
BioMarin Pharmaceutical, Inc.	29,792	2,619,611
Exact Sciences Corp.(b)	28,272	2,757,651
Exelixis, Inc.	51,968	1,024,289
Horizon Therapeutics PLC	35,895	3,599,192
Incyte Corp.	29,467	1,877,637
Ionis Pharmaceuticals, Inc.	22,901	948,788
Karuna Therapeutics, Inc.	5,740	1,146,680
Mirati Therapeutics, Inc.(b)	7,298	220,910
Natera, Inc.	15,848	716,647
Neurocrine Biosciences, Inc.	15,465	1,575,729
Roivant Sciences Ltd.	39,385	471,832
Sarepta Therapeutics, Inc.	14,440	1,565,152
Seagen, Inc.	22,635	4,340,940
Ultragenyx Pharmaceutical, Inc.	10,630	458,366
United Therapeutics Corp.	7,200	1,747,584

		35,646,939

Broadline Retail — 0.7%
Coupang, Inc.(a)	176,945	3,211,552
eBay, Inc.	86,319	3,842,059
Etsy, Inc.(a)	20,184	2,051,703
Kohl’s Corp.	18,477	525,671
Macy’s, Inc.	43,732	725,514
Nordstrom, Inc.	18,392	425,039
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,204	743,667

		11,525,205

Building Products — 2.0%
A O Smith Corp.	20,194	1,466,690
Advanced Drainage Systems, Inc.(b)	10,199	1,244,176
Allegion PLC	14,145	1,652,985
Armstrong World Industries, Inc.	7,211	557,843
AZEK Co., Inc.(a)	20,061	625,903
Builders FirstSource, Inc.(a)	20,559	2,969,336
Carlisle Cos., Inc.	8,301	2,301,037
Carrier Global Corp.	135,313	8,057,889
Fortune Brands Innovations, Inc.	20,551	1,460,560
Hayward Holdings, Inc.(a)	11,430	152,705
Lennox International, Inc.	5,157	1,894,888
Masco Corp.	36,370	2,206,932
Owens Corning	14,497	2,029,435
Trane Technologies PLC	36,782	7,335,802
Trex Co., Inc.(a)	17,852	1,234,287

		35,190,468

Capital Markets — 4.4%
Affiliated Managers Group, Inc.	6,063	840,574
Ameriprise Financial, Inc.	17,033	5,935,149

14	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ares Management Corp., Class A	25,879	$2,567,714
Bank of New York Mellon Corp.	127,640	5,789,751
Blue Owl Capital, Inc.	67,633	833,239
Carlyle Group, Inc.	33,479	1,193,526
Cboe Global Markets, Inc.	17,090	2,387,131
Coinbase Global, Inc., Class A(a)	25,777	2,541,870
Evercore, Inc., Class A	5,938	801,986
FactSet Research Systems, Inc.	6,127	2,665,490
Franklin Resources, Inc.	45,974	1,344,280
Houlihan Lokey, Inc.	8,025	801,296
Interactive Brokers Group, Inc., Class A	16,109	1,406,799
Invesco Ltd.	60,408	1,014,855
Janus Henderson Group PLC	22,221	652,186
Jefferies Financial Group, Inc.	31,889	1,173,196
KKR & Co., Inc.	104,325	6,194,819
Lazard Ltd., Class A	17,665	620,042
LPL Financial Holdings, Inc.	12,851	2,947,505
MarketAxess Holdings, Inc.	5,954	1,602,936
Morningstar, Inc.	4,034	929,756
MSCI, Inc.	12,578	6,893,750
Nasdaq, Inc.	55,788	2,816,736
Northern Trust Corp.	33,185	2,658,782
Raymond James Financial, Inc.	31,594	3,477,552
Robinhood Markets, Inc., Class A(a)	107,173	1,378,245
SEI Investments Co.	16,642	1,048,280
State Street Corp.	53,903	3,904,733
Stifel Financial Corp.	16,446	1,044,979
T Rowe Price Group, Inc.	35,525	4,378,812
TPG, Inc.	10,358	304,836
Tradeweb Markets, Inc., Class A	18,528	1,515,405
Virtu Financial, Inc., Class A	15,018	278,734
XP, Inc., Class A(a)	53,625	1,448,411

		75,393,355

Chemicals — 2.9%
Albemarle Corp.	18,897	4,011,455
Ashland, Inc.	8,214	750,431
Axalta Coating Systems Ltd.(a)	35,664	1,141,248
Celanese Corp.	15,957	2,000,848
CF Industries Holdings, Inc.	31,609	2,594,467
Chemours Co.	23,852	882,047
Corteva, Inc.	115,800	6,534,594
DuPont de Nemours, Inc.	74,276	5,766,046
Eastman Chemical Co.	19,306	1,652,207
Element Solutions, Inc.	36,704	769,316
FMC Corp.	20,334	1,956,741
Ginkgo Bioworks Holdings, Inc.(a)	247,829	622,051
Huntsman Corp.	29,596	881,073
International Flavors & Fragrances, Inc.	41,150	3,481,701
LyondellBasell Industries NV, Class A	41,492	4,101,899
Mosaic Co.	53,435	2,178,011
NewMarket Corp.	928	419,178
Olin Corp.	20,092	1,158,907
PPG Industries, Inc.	38,161	5,491,368
RPM International, Inc.	20,677	2,136,141
Scotts Miracle-Gro Co.	6,513	456,170
Westlake Corp.	5,391	741,262

		49,727,161

Commercial Services & Supplies — 1.5%
Cintas Corp.	14,012	7,034,585
Clean Harbors, Inc.(a)	8,228	1,367,987
Copart, Inc.(a)	68,999	6,098,822

Security	Shares	Value

Commercial Services & Supplies (continued)
Driven Brands Holdings, Inc.(a)	9,755	$252,362
MSA Safety, Inc.	5,994	995,004
RB Global, Inc.	29,326	1,890,940
Republic Services, Inc.	33,407	5,048,132
Rollins, Inc.	35,692	1,457,304
Stericycle, Inc.(a)	14,947	635,098
Tetra Tech, Inc.	8,488	1,436,254

		26,216,488

Communications Equipment — 0.3%
Ciena Corp.(a)	23,784	1,003,685
F5, Inc.(a)	9,611	1,520,845
Juniper Networks, Inc.	51,588	1,434,146
Lumentum Holdings, Inc.(a)	11,136	583,081
Ubiquiti, Inc.	660	117,249
Viasat, Inc.(a)	11,687	361,596

		5,020,602

Construction & Engineering — 0.7%
AECOM	21,332	1,855,884
EMCOR Group, Inc.	7,569	1,627,638
MasTec, Inc.(a)	9,876	1,162,899
MDU Resources Group, Inc.	32,674	722,749
Quanta Services, Inc.(b)	22,973	4,631,816
Valmont Industries, Inc.	3,396	899,091
WillScot Mobile Mini Holdings Corp.(a)	31,750	1,522,412

		12,422,489

Construction Materials — 0.6%
Eagle Materials, Inc.	5,818	1,072,665
Martin Marietta Materials, Inc.	10,041	4,482,905
Vulcan Materials Co.	21,452	4,730,166

		10,285,736

Consumer Finance — 0.7%
Ally Financial, Inc.	43,682	1,334,048
Credit Acceptance Corp.(a)(b)	1,068	594,449
Discover Financial Services	40,938	4,321,006
OneMain Holdings, Inc.	18,698	850,385
SLM Corp.	39,810	644,126
SoFi Technologies, Inc.(a)	148,086	1,695,585
Synchrony Financial	68,900	2,379,806

		11,819,405

Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	67,249	1,461,321
BJ’s Wholesale Club Holdings, Inc.(a)	21,629	1,434,219
Casey’s General Stores, Inc.	5,983	1,511,665
Dollar Tree, Inc.(a)	33,835	5,221,756
Grocery Outlet Holding Corp.(a)	14,478	484,289
Kroger Co.	106,219	5,166,492
Performance Food Group Co.(a)	24,548	1,466,988
U.S. Foods Holding Corp.(a)	34,884	1,490,593
Walgreens Boots Alliance, Inc.	115,700	3,467,529

		21,704,852

Containers & Packaging — 1.3%
Amcor PLC	240,382	2,466,319
AptarGroup, Inc.	10,569	1,283,711
Ardagh Group SA(a)	2,789	16,539
Ardagh Metal Packaging SA	24,125	91,192
Avery Dennison Corp.	13,144	2,418,627
Ball Corp.	49,788	2,922,058
Berry Global Group, Inc.	19,933	1,307,007
Crown Holdings, Inc.	17,127	1,588,701
Graphic Packaging Holding Co.	49,366	1,194,657

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	57,337	$2,067,572
Packaging Corp. of America	14,286	2,190,758
Sealed Air Corp.	23,535	1,073,667
Silgan Holdings, Inc.	13,681	599,912
Sonoco Products Co.	15,748	923,463
Westrock Co.	40,912	1,361,960

		21,506,143

Distributors — 0.5%
Genuine Parts Co.	22,517	3,506,347
LKQ Corp.	43,014	2,356,737
Pool Corp.	6,142	2,363,073

		8,226,157

Diversified Consumer Services — 0.2%
ADT, Inc.	33,811	215,714
Bright Horizons Family Solutions, Inc.(a)(b)	9,357	907,910
Grand Canyon Education, Inc.(a)	4,879	529,615
H&R Block, Inc.	24,727	831,075
Mister Car Wash, Inc.(a)	13,579	134,839
Service Corp. International	24,144	1,609,198

		4,228,351

Diversified REITs — 0.1%
WP Carey, Inc.	33,923	2,290,820

Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (c)	15,053	—
Frontier Communications Parent, Inc.(a)	39,683	722,627
Iridium Communications, Inc.	20,130	1,057,832

		1,780,459

Electric Utilities — 2.6%
Alliant Energy Corp.	40,479	2,175,342
Avangrid, Inc.	11,464	425,085
Constellation Energy Corp.	52,728	5,096,161
Edison International	60,943	4,385,458
Entergy Corp.	34,186	3,510,902
Evergy, Inc.	35,891	2,152,383
Eversource Energy	55,645	4,024,803
FirstEnergy Corp.	87,680	3,453,715
Hawaiian Electric Industries, Inc.	17,713	680,002
IDACORP, Inc.	8,150	837,983
NRG Energy, Inc.	37,261	1,415,546
OGE Energy Corp.	32,234	1,165,259
PG&E Corp.(a)	290,992	5,124,369
Pinnacle West Capital Corp.	18,223	1,509,229
PPL Corp.	118,994	3,275,905
Xcel Energy, Inc.	88,312	5,539,812

		44,771,954

Electrical Equipment — 1.4%
Acuity Brands, Inc.	5,201	859,413
AMETEK, Inc.	37,308	5,917,049
ChargePoint Holdings, Inc.(a)(b)	40,775	353,111
Generac Holdings, Inc.(a)	10,068	1,547,452
Hubbell, Inc.	8,644	2,696,928
nVent Electric PLC	26,665	1,410,045
Plug Power, Inc.(a)(b)	84,332	1,106,436
Regal Rexnord Corp.	10,532	1,644,888
Rockwell Automation, Inc.	18,600	6,254,994
Sensata Technologies Holding PLC	24,407	1,031,196

Security	Shares	Value

Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	33,944	$644,257
Vertiv Holdings Co.	49,553	1,288,873

		24,754,642

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	94,769	8,369,050
Arrow Electronics, Inc.(a)	9,249	1,318,352
Avnet, Inc.	14,825	719,013
CDW Corp.	21,920	4,100,574
Cognex Corp.	28,048	1,531,982
Coherent Corp.(a)	19,333	915,611
Corning, Inc.	122,848	4,169,461
IPG Photonics Corp.(a)	5,329	700,497
Jabil, Inc.	21,093	2,334,362
Keysight Technologies, Inc.(a)	28,659	4,616,392
Littelfuse, Inc.	3,909	1,190,681
National Instruments Corp.	21,111	1,245,549
TD SYNNEX Corp.	6,709	662,245
Teledyne Technologies, Inc.(a)	7,516	2,890,128
Trimble, Inc.(a)	39,745	2,138,281
Vontier Corp.	25,719	795,489
Zebra Technologies Corp., Class A(a)	8,330	2,565,307

		40,262,974

Energy Equipment & Services — 0.8%
Baker Hughes Co.	163,633	5,856,425
Halliburton Co.	145,075	5,669,531
NOV, Inc.	63,179	1,268,634
TechnipFMC PLC	70,866	1,299,683

		14,094,273

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	82,273	408,897
Electronic Arts, Inc.	44,252	6,033,760
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,400	218,552
Liberty Media Corp.-Liberty Formula One, Class C(a)	31,314	2,273,396
Live Nation Entertainment, Inc.(a)	25,174	2,209,019
Madison Square Garden Sports Corp.	3,018	642,080
Playtika Holding Corp.(a)	3,804	45,420
ROBLOX Corp., Class A(a)	74,141	2,910,034
Roku, Inc.(a)	19,656	1,892,283
Spotify Technology SA(a)	22,600	3,376,666
Take-Two Interactive Software, Inc.(a)	26,683	4,080,898
Warner Bros Discovery, Inc., Class A(a)	355,878	4,651,325
World Wrestling Entertainment, Inc., Class A	7,002	735,210

		29,477,540

Financial Services — 2.2%
Affirm Holdings, Inc.(a)	36,128	700,522
Apollo Global Management, Inc.	84,271	6,885,783
Block, Inc.(a)	87,575	7,052,415
Equitable Holdings, Inc.	59,500	1,707,055
Euronet Worldwide, Inc.(a)	7,661	673,172
Fidelity National Information Services, Inc.	95,625	5,773,837
FleetCor Technologies, Inc.(a)	11,591	2,885,116
Global Payments, Inc.	42,158	4,647,920
Jack Henry & Associates, Inc.	11,716	1,963,250
MGIC Investment Corp.	47,014	787,014
Rocket Cos., Inc., Class A(a)	19,111	208,883
Shift4 Payments, Inc., Class A(a)	8,164	563,234
TFS Financial Corp.	7,886	114,426
Toast, Inc., Class A(a)	57,193	1,262,250
UWM Holdings Corp.(b)	14,183	93,040

16	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Voya Financial, Inc.	15,710	$1,166,625
Western Union Co.	48,164	586,638
WEX, Inc.(a)	7,024	1,329,994

		38,401,174

Food Products — 1.6%
Bunge Ltd.	24,113	2,620,360
Campbell Soup Co.	31,294	1,433,891
Conagra Brands, Inc.	75,996	2,493,429
Darling Ingredients, Inc.(a)	25,828	1,788,589
Flowers Foods, Inc.	30,403	751,258
Freshpet, Inc.(a)(b)	7,429	546,329
Hormel Foods Corp.	46,409	1,897,200
Ingredion, Inc.	10,586	1,177,798
J M Smucker Co.	16,642	2,507,117
Kellogg Co.	41,163	2,753,393
Lamb Weston Holdings, Inc.	23,267	2,411,159
McCormick & Co., Inc.	40,473	3,621,524
Pilgrim’s Pride Corp.(a)	7,712	191,026
Post Holdings, Inc.(a)	8,707	742,707
Seaboard Corp.	40	144,200
Tyson Foods, Inc., Class A	45,359	2,527,404

		27,607,384

Gas Utilities — 0.3%
Atmos Energy Corp.	22,943	2,792,393
National Fuel Gas Co.	14,221	755,277
UGI Corp.	33,794	912,100

		4,459,770

Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	3,299	726,737
Hertz Global Holdings, Inc.(a)	21,705	365,729
JB Hunt Transport Services, Inc.	13,305	2,713,422
Knight-Swift Transportation Holdings, Inc.	25,182	1,529,807
Landstar System, Inc.	5,765	1,173,696
Lyft, Inc., Class A(a)(b)	52,387	665,839
Old Dominion Freight Line, Inc.	15,933	6,683,734
Ryder System, Inc.	7,914	808,415
Saia, Inc.(a)	4,287	1,814,001
Schneider National, Inc., Class B	8,698	267,985
U-Haul Holding Co.	14,643	843,037
XPO, Inc.(a)	18,388	1,273,185

		18,865,587

Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	12,330	4,659,384
Baxter International, Inc.	81,646	3,692,849
Cooper Cos., Inc.	7,843	3,068,652
DENTSPLY SIRONA, Inc.	34,504	1,432,606
Dexcom, Inc.(a)(b)	62,362	7,767,811
Enovis Corp.(a)	8,059	514,970
Envista Holdings Corp.(a)	26,307	905,224
Globus Medical, Inc., Class A(a)	12,442	749,879
Hologic, Inc.(a)	39,363	3,126,210
ICU Medical, Inc.(a)(b)	3,283	584,965
IDEXX Laboratories, Inc.(a)	13,306	7,381,237
Inspire Medical Systems, Inc.(a)	4,641	1,335,726
Insulet Corp.(a)(b)	11,114	3,075,800
Integra LifeSciences Holdings Corp.(a)	11,797	536,410
Masimo Corp.(a)(b)	7,658	936,573
Novocure Ltd.(a)	16,689	544,729
Penumbra, Inc.(a)	5,756	1,746,140
QuidelOrtho Corp.(a)	7,931	692,852

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed, Inc.	23,400	$5,202,990
Shockwave Medical, Inc.(a)	5,854	1,525,552
STERIS PLC	16,111	3,633,836
Tandem Diabetes Care, Inc.(a)	10,424	364,006
Teleflex, Inc.	7,602	1,909,394
Zimmer Biomet Holdings, Inc.	33,994	4,696,271

		60,084,066

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	14,387	1,137,005
agilon health, Inc.(a)	42,162	807,402
Amedisys, Inc.(a)	5,090	462,376
AmerisourceBergen Corp.	26,324	4,919,956
Cardinal Health, Inc.	41,722	3,816,311
Chemed Corp.	2,358	1,228,730
DaVita, Inc.(a)	9,041	922,092
Encompass Health Corp.	15,839	1,045,849
Henry Schein, Inc.(a)(b)	21,042	1,657,899
Laboratory Corp. of America Holdings	14,297	3,058,557
Molina Healthcare, Inc.(a)	9,247	2,815,619
Premier, Inc., Class A	19,211	533,105
Quest Diagnostics, Inc.	18,072	2,443,515
R1 RCM, Inc.(a)(b)	24,678	426,436
Tenet Healthcare Corp.(a)	17,175	1,283,488
Universal Health Services, Inc., Class B	10,015	1,391,684

		27,950,024

Health Care REITs — 0.9%
Healthcare Realty Trust, Inc.	61,202	1,195,275
Healthpeak Properties, Inc.	88,220	1,925,843
Medical Properties Trust, Inc.	96,386	972,535
Omega Healthcare Investors, Inc.	37,972	1,211,307
Ventas, Inc.	64,801	3,144,144
Welltower, Inc.	80,269	6,594,098

		15,043,202

Health Care Technology — 0.4%
Certara, Inc.(a)(b)	19,040	370,709
Doximity, Inc., Class A(a)(b)	18,265	652,609
Teladoc Health, Inc.(a)	26,164	778,902
Veeva Systems, Inc., Class A(b)	23,391	4,776,910

		6,579,130

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	114,526	2,107,279
Park Hotels & Resorts, Inc.	36,053	491,402

		2,598,681

Hotels, Restaurants & Leisure — 3.3%
Aramark	38,045	1,535,877
Boyd Gaming Corp.	12,396	846,895
Caesars Entertainment, Inc.(a)	33,118	1,954,624
Carnival Corp.(a)	157,485	2,967,018
Choice Hotels International, Inc.	5,255	687,091
Churchill Downs, Inc.	11,516	1,334,129
Darden Restaurants, Inc.	19,764	3,338,535
Domino’s Pizza, Inc.	5,695	2,259,434
DoorDash, Inc., Class A(a)	48,726	4,423,834
DraftKings, Inc., Class A(a)	67,503	2,145,245
Expedia Group, Inc.(a)	23,191	2,841,593
Hilton Worldwide Holdings, Inc.	41,527	6,457,033
Hyatt Hotels Corp., Class A(b)	7,678	970,115
Marriott Vacations Worldwide Corp.	6,071	780,184
MGM Resorts International	48,427	2,458,639
Norwegian Cruise Line Holdings Ltd.(a)(b)	67,732	1,494,845

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc.(a)(b)	25,119	$660,379
Planet Fitness, Inc., Class A(a)	13,484	910,709
Royal Caribbean Cruises Ltd.(a)	37,798	4,124,140
Texas Roadhouse, Inc.	10,792	1,203,848
Travel & Leisure Co.	12,695	517,067
Vail Resorts, Inc.	6,493	1,529,037
Wendy’s Co.	27,831	598,088
Wingstop, Inc.	4,835	815,084
Wyndham Hotels & Resorts, Inc.	14,049	1,094,698
Wynn Resorts Ltd.	16,887	1,840,345
Yum! Brands, Inc.	45,289	6,234,937

		56,023,423

Household Durables — 1.6%
D.R. Horton, Inc.	50,262	6,384,279
Garmin Ltd.	24,889	2,635,496
Leggett & Platt, Inc.	21,672	634,123
Lennar Corp., B Shares	2,508	288,194
Lennar Corp., Class A	40,349	5,117,464
Mohawk Industries, Inc.(a)	8,536	907,718
Newell Brands, Inc.	61,359	684,766
NVR, Inc.(a)	475	2,995,559
PulteGroup, Inc.	36,591	3,087,914
Tempur Sealy International, Inc.	26,750	1,193,853
Toll Brothers, Inc.	17,845	1,433,489
TopBuild Corp.(a)	5,158	1,412,931
Whirlpool Corp.	8,610	1,242,079

		28,017,865

Household Products — 0.4%
Church & Dwight Co., Inc.	39,369	3,766,432
Clorox Co.	19,895	3,013,695
Reynolds Consumer Products, Inc.	8,665	239,847
Spectrum Brands Holdings, Inc.	6,343	497,355

		7,517,329

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	107,710	2,329,767
Brookfield Renewable Corp., Class A	20,800	648,336
Clearway Energy, Inc., Class A	5,595	138,029
Clearway Energy, Inc., Class C	13,222	349,193
Vistra Corp.	60,608	1,700,660

		5,165,985

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	43,386	1,406,574
EastGroup Properties, Inc.	6,642	1,176,830
First Industrial Realty Trust, Inc.	21,267	1,099,504
Rexford Industrial Realty, Inc.	31,561	1,738,695
STAG Industrial, Inc.	28,986	1,052,192

		6,473,795

Insurance — 4.4%
Aflac, Inc.	97,225	7,033,257
Allstate Corp.	42,681	4,809,295
American Financial Group, Inc.	11,745	1,428,309
Arch Capital Group Ltd.(a)	57,402	4,459,561
Arthur J Gallagher & Co.	34,204	7,347,019
Assurant, Inc.	8,470	1,139,300
Assured Guaranty Ltd.	9,169	548,123
Axis Capital Holdings Ltd.	12,668	698,260
Brighthouse Financial, Inc.(a)	10,923	569,416
Brown & Brown, Inc.	38,408	2,705,844
Cincinnati Financial Corp.	24,750	2,662,605

Security	Shares	Value

Insurance (continued)
CNA Financial Corp.	4,427	$173,361
Everest Group Ltd.	6,855	2,471,296
Fidelity National Financial, Inc.	41,930	1,642,398
First American Financial Corp.	16,314	1,033,981
Globe Life, Inc.	14,514	1,628,035
Hanover Insurance Group, Inc.	5,753	652,850
Hartford Financial Services Group, Inc.	49,184	3,535,346
Kemper Corp.	10,379	529,018
Kinsale Capital Group, Inc.	3,523	1,312,776
Lincoln National Corp.	27,746	777,998
Loews Corp.	30,564	1,914,835
Markel Group, Inc.(a)	2,139	3,100,930
Old Republic International Corp.	45,067	1,242,497
Primerica, Inc.	5,926	1,260,460
Principal Financial Group, Inc.	39,318	3,140,329
Prudential Financial, Inc.	59,463	5,737,585
Reinsurance Group of America, Inc.	10,786	1,513,815
RenaissanceRe Holdings Ltd.	7,950	1,484,742
RLI Corp.	6,492	866,098
Ryan Specialty Holdings, Inc.(a)	14,758	639,612
Unum Group	32,266	1,568,450
W.R. Berkley Corp.	33,266	2,052,180
White Mountains Insurance Group Ltd.(b)	409	632,731
Willis Towers Watson PLC	17,380	3,672,915

		75,985,227

Interactive Media & Services(a) — 0.4%
IAC, Inc.(b)	12,503	870,209
Match Group, Inc.	44,994	2,092,671
Pinterest, Inc., Class A	95,891	2,779,880
TripAdvisor, Inc.	16,518	308,060
ZoomInfo Technologies, Inc., CLass A	50,361	1,287,731

		7,338,551

IT Services — 2.0%
Akamai Technologies, Inc.(a)	25,007	2,363,162
Amdocs Ltd.	19,230	1,800,697
Cloudflare, Inc., Class A(a)	45,658	3,139,901
Cognizant Technology Solutions Corp., Class A	82,056	5,418,158
DXC Technology Co.(a)	37,234	1,029,520
EPAM Systems, Inc.(a)	8,861	2,098,373
Gartner, Inc.(a)	12,392	4,381,687
Globant SA(a)	6,582	1,150,073
GoDaddy, Inc., Class A(a)	25,261	1,947,370
Kyndryl Holdings, Inc.(a)	32,978	450,479
MongoDB, Inc.(a)	10,706	4,532,920
Okta, Inc.(a)	24,632	1,893,216
Twilio, Inc., Class A(a)(b)	28,120	1,856,764
VeriSign, Inc.(a)	14,617	3,083,456

		35,145,776

Leisure Products — 0.3%
Brunswick Corp.	11,697	1,009,568
Hasbro, Inc.	21,212	1,369,447
Mattel, Inc.(a)	56,829	1,210,458
Peloton Interactive, Inc., Class A(a)(b)	49,669	482,286
Polaris, Inc.	8,905	1,209,655
YETI Holdings, Inc.(a)	13,729	584,855

		5,866,269

Life Sciences Tools & Services — 3.0%
10X Genomics, Inc., Class A(a)	14,943	941,110
Agilent Technologies, Inc.	47,898	5,832,540
Avantor, Inc.(a)	108,950	2,241,102

18	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Azenta, Inc.(a)	11,789	$553,847
Bio-Rad Laboratories, Inc., Class A(a)	3,451	1,398,897
Bio-Techne Corp.	25,116	2,094,674
Bruker Corp.	17,267	1,186,588
Charles River Laboratories International, Inc.(a)	8,139	1,705,446
Fortrea Holdings, Inc.(a)	14,297	456,932
ICON PLC(a)	13,161	3,308,807
Illumina, Inc.(a)	25,537	4,906,935
IQVIA Holdings, Inc.(a)(b)	29,779	6,663,349
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	203,591
Medpace Holdings, Inc.(a)	3,761	952,172
Mettler-Toledo International, Inc.(a)	3,518	4,423,780
QIAGEN NV(a)	36,770	1,721,571
Repligen Corp.(a)	8,927	1,531,516
Revvity, Inc.	20,363	2,503,631
Sotera Health Co.(a)	15,853	300,890
Syneos Health, Inc.(a)	16,701	708,290
Waters Corp.(a)	9,536	2,633,939
West Pharmaceutical Services, Inc.	11,955	4,399,918

		50,669,525

Machinery — 4.6%
AGCO Corp.	10,019	1,333,529
Allison Transmission Holdings, Inc.	15,013	881,113
CNH Industrial NV	157,817	2,266,252
Crane Co.	7,691	720,570
Crane NXT Co.	7,488	442,915
Cummins, Inc.	22,829	5,953,803
Donaldson Co., Inc.	19,635	1,233,667
Dover Corp.	22,615	3,301,112
Esab Corp.	9,062	622,559
Flowserve Corp.	21,201	800,550
Fortive Corp.	57,403	4,497,525
Gates Industrial Corp. PLC(a)	19,456	264,991
Graco, Inc.	27,093	2,149,288
IDEX Corp.	12,264	2,769,334
Ingersoll Rand, Inc.	65,839	4,297,311
ITT, Inc.	13,478	1,342,409
Lincoln Electric Holdings, Inc.	9,043	1,815,021
Middleby Corp.(a)	8,631	1,310,617
Nordson Corp.	9,233	2,323,115
Oshkosh Corp.	10,651	980,638
Otis Worldwide Corp.	66,775	6,073,854
PACCAR, Inc.	82,849	7,135,784
Parker-Hannifin Corp.	20,712	8,492,127
Pentair PLC	26,560	1,845,920
RBC Bearings, Inc.(a)	4,563	1,031,466
Snap-on, Inc.	8,488	2,312,471
Stanley Black & Decker, Inc.	23,839	2,366,498
Timken Co.	9,938	922,843
Toro Co.	16,845	1,712,294
Westinghouse Air Brake Technologies Corp.	29,225	3,461,409
Xylem, Inc.	38,122	4,298,255

		78,959,240

Marine Transportation — 0.0%
Kirby Corp.(a)	9,726	792,475

Media — 1.4%
Cable One, Inc.	941	681,227
DISH Network Corp., Class A(a)(b)	39,886	316,296
Fox Corp., Class A	47,309	1,582,486
Fox Corp., Class B	22,673	712,159

Security	Shares	Value

Media (continued)
Interpublic Group of Cos., Inc.	62,642	$2,144,236
Liberty Broadband Corp., Class A(a)	2,963	263,203
Liberty Broadband Corp., Class C(a)	19,247	1,715,485
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	11,947	378,720
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	25,189	801,766
New York Times Co., Class A	26,242	1,069,624
News Corp., Class A	61,358	1,216,116
News Corp., Class B	19,502	392,185
Nexstar Media Group, Inc., Class A	5,858	1,093,806
Omnicom Group, Inc.	32,395	2,741,265
Paramount Global, Class A(b)	1,521	29,294
Paramount Global, Class B(b)	93,103	1,492,441
Sirius XM Holdings, Inc.(b)	114,638	584,654
Trade Desk, Inc., Class A(a)	71,063	6,485,209

		23,700,172

Metals & Mining — 1.1%
Alcoa Corp.	28,537	1,032,754
Cleveland-Cliffs, Inc.(a)	82,488	1,455,913
MP Materials Corp.(a)	14,443	344,466
Nucor Corp.	40,665	6,998,040
Reliance Steel & Aluminum Co.	9,427	2,760,791
Royal Gold, Inc.	10,578	1,270,841
SSR Mining, Inc.	32,792	477,451
Steel Dynamics, Inc.	25,941	2,764,792
U.S. Steel Corp.	36,952	942,276

		18,047,324

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	92,359	941,138
Annaly Capital Management, Inc.	79,706	1,601,294
Rithm Capital Corp.	70,724	712,898
Starwood Property Trust, Inc.	47,341	981,852

		4,237,182

Multi-Utilities — 1.8%
Ameren Corp.	41,557	3,560,188
CenterPoint Energy, Inc.	102,278	3,077,545
CMS Energy Corp.	46,745	2,854,717
Consolidated Edison, Inc.	56,049	5,316,808
DTE Energy Co.	33,275	3,803,333
NiSource, Inc.	65,769	1,831,009
Public Service Enterprise Group, Inc.	80,658	5,091,133
WEC Energy Group, Inc.	51,137	4,595,171

		30,129,904

Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	27,737	3,485,986
Boston Properties, Inc.	25,300	1,685,739
Cousins Properties, Inc.	24,765	605,009
Highwoods Properties, Inc.	16,462	415,995
Kilroy Realty Corp.	18,992	678,014
Vornado Realty Trust	28,087	631,396

		7,502,139

Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	54,977	656,425
Antero Resources Corp.(a)	45,786	1,224,776
APA Corp.	51,718	2,094,062
Cheniere Energy, Inc.	39,169	6,339,894
Chesapeake Energy Corp.	19,549	1,648,763
Coterra Energy, Inc.	122,277	3,367,509
Devon Energy Corp.	103,528	5,590,512
Diamondback Energy, Inc.	29,026	4,276,110
DT Midstream, Inc.(a)	15,740	842,405

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	59,603	$2,514,055
Hess Corp.	44,891	6,811,311
HF Sinclair Corp.	21,805	1,135,822
Marathon Oil Corp.	102,205	2,684,925
New Fortress Energy, Inc.	8,810	251,526
ONEOK, Inc.	72,039	4,829,495
Ovintiv, Inc.	39,627	1,826,408
PDC Energy, Inc.	14,208	1,078,245
Phillips 66	74,444	8,304,228
Range Resources Corp.	38,057	1,196,132
Southwestern Energy Co.(a)	178,085	1,153,991
Targa Resources Corp.	36,477	2,990,749
Texas Pacific Land Corp.	924	1,391,821
Williams Cos., Inc.	197,200	6,793,540

		69,002,704

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,372	789,620

Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	20,048	974,934
American Airlines Group, Inc.(a)	104,261	1,746,372
Delta Air Lines, Inc.	103,772	4,800,493
Southwest Airlines Co.	96,133	3,283,903
United Airlines Holdings, Inc.(a)	52,658	2,859,856

		13,665,558

Personal Care Products(a) — 0.0%
Coty, Inc., Class A	57,197	688,652
Olaplex Holdings, Inc.(b)	20,106	72,382

		761,034

Pharmaceuticals — 0.5%
Catalent, Inc.(a)	28,887	1,401,597
Elanco Animal Health, Inc.(a)(b)	72,573	875,956
Jazz Pharmaceuticals PLC(a)	9,938	1,296,114
Organon & Co.	41,100	903,378
Perrigo Co. PLC	21,799	798,715
Royalty Pharma PLC, Class A	60,044	1,884,181
Viatris, Inc.	195,622	2,059,900

		9,219,841

Professional Services — 3.0%
Booz Allen Hamilton Holding Corp., Class A	21,192	2,565,927
Broadridge Financial Solutions, Inc.	18,838	3,163,277
CACI International, Inc., Class A(a)(b)	3,739	1,310,295
Ceridian HCM Holding, Inc.(a)	23,813	1,686,199
Clarivate PLC(a)(b)	77,088	733,107
Concentrix Corp.	6,906	574,855
CoStar Group, Inc.(a)(b)	65,313	5,484,333
Dun & Bradstreet Holdings, Inc.	40,022	473,060
Equifax, Inc.	19,624	4,004,866
FTI Consulting, Inc.(a)	5,441	953,046
Genpact Ltd.	28,739	1,037,190
Jacobs Solutions, Inc.	20,349	2,551,968
KBR, Inc.	21,997	1,352,596
Leidos Holdings, Inc.	21,990	2,056,725
ManpowerGroup, Inc.	8,196	646,500
Paychex, Inc.	52,228	6,553,047
Paycom Software, Inc.	8,265	3,047,801
Paycor HCM, Inc.(a)	9,717	260,999
Paylocity Holding Corp.(a)	6,508	1,476,340
Robert Half, Inc.	17,020	1,262,033
Science Applications International Corp.	8,893	1,079,077
SS&C Technologies Holdings, Inc.	35,618	2,074,748

Security	Shares	Value

Professional Services (continued)
TransUnion	31,068	$2,475,809
Verisk Analytics, Inc.	23,047	5,276,380

		52,100,178

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	50,035	4,168,416
Howard Hughes Corp.(a)	5,925	500,248
Jones Lang LaSalle, Inc.(a)	7,713	1,284,600
Zillow Group, Inc., Class A(a)	9,310	495,478
Zillow Group, Inc., Class C	25,480	1,379,997

		7,828,739

Residential REITs — 1.7%
American Homes 4 Rent, Class A	53,763	2,015,037
Apartment Income REIT Corp.	23,831	823,123
AvalonBay Communities, Inc.	22,638	4,270,659
Camden Property Trust	16,788	1,831,403
Equity LifeStyle Properties, Inc.	28,670	2,040,730
Equity Residential	60,039	3,958,972
Essex Property Trust, Inc.	10,416	2,536,817
Invitation Homes, Inc.	98,526	3,497,673
Mid-America Apartment Communities, Inc.	18,535	2,773,948
Sun Communities, Inc.	19,640	2,559,092
UDR, Inc.	52,922	2,163,451

		28,470,905

Retail REITs — 1.3%
Agree Realty Corp.	14,366	930,629
Brixmor Property Group, Inc.	48,221	1,096,546
Federal Realty Investment Trust	12,956	1,315,293
Kimco Realty Corp.	97,503	1,975,411
NNN REIT, Inc.	29,293	1,250,225
Realty Income Corp.	106,776	6,510,133
Regency Centers Corp.	27,797	1,821,537
Simon Property Group, Inc.	52,820	6,581,372
Spirit Realty Capital, Inc.	22,549	909,401

		22,390,547

Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)(b)	10,802	557,491
Cirrus Logic, Inc.(a)	8,872	716,858
Enphase Energy, Inc.(a)	21,218	3,221,529
Entegris, Inc.	23,958	2,628,432
First Solar, Inc.(a)	17,149	3,556,703
GLOBALFOUNDRIES, Inc.(a)(b)	12,662	806,443
Lattice Semiconductor Corp.(a)	21,905	1,992,041
Marvell Technology, Inc.	138,050	8,991,196
Microchip Technology, Inc.	86,152	8,093,119
MKS Instruments, Inc.	10,714	1,169,647
Monolithic Power Systems, Inc.	7,401	4,140,785
ON Semiconductor Corp.(a)	70,232	7,567,498
Qorvo, Inc.(a)	16,098	1,771,102
Skyworks Solutions, Inc.	25,753	2,945,371
Teradyne, Inc.	25,283	2,855,462
Universal Display Corp.	7,017	1,023,640
Wolfspeed, Inc.(a)	19,877	1,309,894

		53,347,211

Software — 4.4%
Alteryx, Inc., Class A(a)	9,736	403,655
ANSYS, Inc.(a)	14,091	4,820,531
AppLovin Corp., Class A(a)(b)	35,465	1,113,601
Aspen Technology, Inc.(a)	4,358	777,903
Bentley Systems, Inc., Class B(b)	31,023	1,671,519
Bills Holdings, Inc.(a)	15,963	2,000,803

20	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Black Knight, Inc.(a)	24,947	$1,754,273
CCC Intelligent Solutions Holdings, Inc.(a)	27,356	301,463
Confluent, Inc., Class A(a)(b)	29,876	1,031,917
Crowdstrike Holdings, Inc., Class A(a)	34,002	5,496,763
Datadog, Inc., Class A(a)	44,106	5,148,052
DocuSign, Inc.(a)	31,892	1,716,428
Dolby Laboratories, Inc., Class A	9,714	860,758
DoubleVerify Holdings, Inc.(a)	18,150	764,115
Dropbox, Inc., Class A(a)	43,436	1,170,600
Dynatrace, Inc.(a)	34,973	1,912,673
Elastic NV(a)	12,534	832,884
Fair Isaac Corp.(a)	3,920	3,284,843
Five9, Inc.(a)	11,359	996,752
Gen Digital, Inc.	89,052	1,732,061
Gitlab, Inc., Class A(a)	7,889	391,531
Guidewire Software, Inc.(a)	13,245	1,123,441
HashiCorp, Inc., Class A(a)	14,988	443,795
HubSpot, Inc.(a)	7,475	4,339,611
Informatica, Inc., Class A(a)	6,035	114,906
Manhattan Associates, Inc.(a)	10,015	1,909,059
nCino, Inc.(a)	11,350	367,173
NCR Corp.(a)	20,560	552,653
New Relic, Inc.(a)(b)	8,605	722,648
Nutanix, Inc., Class A(a)	37,167	1,122,443
Palantir Technologies, Inc., Class A(a)	298,076	5,913,828
Pegasystems, Inc.	6,517	343,772
Procore Technologies, Inc.(a)	11,598	879,708
PTC, Inc.(a)	17,190	2,506,474
RingCentral, Inc., Class A(a)	13,990	578,626
SentinelOne, Inc., Class A(a)(b)	31,071	517,954
Smartsheet, Inc., Class A(a)	20,576	913,574
Splunk, Inc.(a)(b)	26,269	2,845,721
Teradata Corp.(a)	16,610	944,279
Tyler Technologies, Inc.(a)	6,643	2,634,813
UiPath, Inc., Class A(a)(b)	60,941	1,101,813
Unity Software, Inc.(a)(b)	46,403	2,127,114
Zoom Video Communications, Inc., Class A(a)	40,211	2,949,477
Zscaler, Inc.(a)	13,624	2,185,017

		75,321,024

Specialized REITs — 1.9%
CubeSmart	36,248	1,571,713
Digital Realty Trust, Inc.	46,958	5,851,906
EPR Properties	12,128	541,394
Extra Space Storage, Inc.	33,545	4,681,876
Gaming and Leisure Properties, Inc.	39,414	1,870,588
Iron Mountain, Inc.	46,601	2,861,301
Lamar Advertising Co., Class A	13,957	1,377,556
National Storage Affiliates Trust	13,514	456,638
Rayonier, Inc.	23,661	783,652
SBA Communications Corp.	17,219	3,770,100
VICI Properties, Inc.	162,374	5,111,534
Weyerhaeuser Co.	118,813	4,046,771

		32,925,029

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	9,567	711,689
AutoNation, Inc.(a)	4,917	791,539
Bath & Body Works, Inc.	36,933	1,368,737
Best Buy Co., Inc.	32,004	2,657,932
Burlington Stores, Inc.(a)	10,482	1,861,813

Security	Shares	Value

Specialty Retail (continued)
CarMax, Inc.(a)(b)	25,487	$2,105,481
Dick’s Sporting Goods, Inc.	9,703	1,368,123
Five Below, Inc.(a)	8,810	1,835,475
Floor & Decor Holdings, Inc., Class A(a)(b)	16,661	1,913,516
GameStop Corp., Class A(a)(b)	43,426	964,057
Gap, Inc.	30,743	316,653
Lithia Motors, Inc.	4,389	1,362,916
Murphy USA, Inc.	3,190	979,426
Penske Automotive Group, Inc.(b)	3,241	523,162
Petco Health & Wellness Co., Inc.(a)	13,018	106,227
RH(a)	2,626	1,019,334
Ross Stores, Inc.	54,247	6,218,876
Tractor Supply Co.	17,903	4,010,093
Ulta Beauty, Inc.(a)	8,137	3,619,338
Valvoline, Inc.	28,147	1,068,742
Victoria’s Secret & Co.(a)	12,913	264,587
Wayfair, Inc., Class A(a)(b)	12,908	1,005,146
Williams-Sonoma, Inc.	10,695	1,482,755

		37,555,617

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	207,532	3,606,906
HP, Inc.	139,560	4,581,755
NetApp, Inc.	35,082	2,736,747
Pure Storage, Inc., Class A(a)	46,121	1,706,016
Western Digital Corp.(a)	51,419	2,188,392

		14,819,816

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	19,990	737,831
Carter’s, Inc.	5,938	445,409
Columbia Sportswear Co.	5,709	448,785
Crocs, Inc.(a)	9,821	1,064,105
Deckers Outdoor Corp.(a)	4,251	2,311,226
PVH Corp.	10,327	925,712
Ralph Lauren Corp.	6,585	864,808
Skechers USA, Inc., Class A(a)	21,624	1,201,862
Tapestry, Inc.	38,547	1,663,303
Under Armour, Inc., Class A(a)	30,230	243,654
Under Armour, Inc., Class C(a)	32,337	239,941
VF Corp.	56,436	1,117,997

		11,264,633

Trading Companies & Distributors — 1.7%
Air Lease Corp.	16,930	716,816
Core & Main, Inc., Class A(a)(b)	11,615	367,150
Fastenal Co.	92,228	5,405,483
Ferguson PLC	33,327	5,386,310
MSC Industrial Direct Co., Inc., Class A	7,537	760,634
SiteOne Landscape Supply, Inc.(a)	7,198	1,223,660
United Rentals, Inc.	11,081	5,149,119
Univar Solutions, Inc.(a)	26,034	940,869
W.W.Grainger, Inc.	7,210	5,324,513
Watsco, Inc.	5,341	2,019,913
WESCO International, Inc.	7,205	1,264,982

		28,559,449

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	31,262	$4,608,957
Essential Utilities, Inc.	37,355	1,579,743

		6,188,700

Total Common Stocks — 98.2% (Cost: $1,171,002,039)		1,687,034,996

Investment Companies

Equity Funds — 1.2%
iShares Russell Mid-Cap ETF(d)	280,208	21,270,589

Total Investment Companies — 1.2% (Cost: $19,915,875)		21,270,589

Total Long-Term Investments — 99.4% (Cost: $1,190,917,914)		1,708,305,585

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	43,569,765	43,582,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	11,395,519	11,395,519

Total Short-Term Securities — 3.2% (Cost: $54,978,046)		54,978,355

Total Investments — 102.6% (Cost: $1,245,895,960)		1,763,283,940

Liabilities in Excess of Other Assets — (2.6)%		(44,333,995)

Net Assets — 100.0%		$1,718,949,945

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$74,908,758	$—		$(31,347,925	)(a)	$22,195	$(192)	$43,582,836	43,569,765	$832,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,934,737	1,460,782	(a)	—		—	—	11,395,519	11,395,519	342,618		—

iShares Russell Mid-Cap ETF	17,487,894	145,841,853		(143,267,462)		992,482	215,822	21,270,589	280,208	250,303		—

						$1,014,677	$215,630	$76,248,944		$1,425,608		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	15	09/15/23	$3,461	$168,884
S&P Mid 400 E-Mini Index	30	09/15/23	8,230	588,701

				$757,585

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$757,585	$—	$—	$—	$757,585

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,248,937	$—	$—	$—	$1,248,937

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$68,306	$—	$—	$—	$68,306

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,091,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$24,879,584	$—	$—	$24,879,584
Air Freight & Logistics	6,310,548	—	—	6,310,548
Automobile Components	10,054,283	—	—	10,054,283
Automobiles	5,048,838	—	—	5,048,838

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$40,603,134	$—	$—	$40,603,134
Beverages	6,420,792	—	—	6,420,792
Biotechnology	35,646,939	—	—	35,646,939
Broadline Retail	11,525,205	—	—	11,525,205
Building Products	35,190,468	—	—	35,190,468
Capital Markets	75,393,355	—	—	75,393,355
Chemicals	49,727,161	—	—	49,727,161
Commercial Services & Supplies	26,216,488	—	—	26,216,488
Communications Equipment	5,020,602	—	—	5,020,602
Construction & Engineering	12,422,489	—	—	12,422,489
Construction Materials	10,285,736	—	—	10,285,736
Consumer Finance	11,819,405	—	—	11,819,405
Consumer Staples Distribution & Retail	21,704,852	—	—	21,704,852
Containers & Packaging	21,489,604	16,539	—	21,506,143
Distributors	8,226,157	—	—	8,226,157
Diversified Consumer Services	4,228,351	—	—	4,228,351
Diversified REITs	2,290,820	—	—	2,290,820
Diversified Telecommunication Services	1,780,459	—	—	1,780,459
Electric Utilities	44,771,954	—	—	44,771,954
Electrical Equipment	24,754,642	—	—	24,754,642
Electronic Equipment, Instruments & Components	40,262,974	—	—	40,262,974
Energy Equipment & Services	14,094,273	—	—	14,094,273
Entertainment	29,477,540	—	—	29,477,540
Financial Services	38,401,174	—	—	38,401,174
Food Products	27,607,384	—	—	27,607,384
Gas Utilities	4,459,770	—	—	4,459,770
Ground Transportation	18,865,587	—	—	18,865,587
Health Care Equipment & Supplies	60,084,066	—	—	60,084,066
Health Care Providers & Services	27,950,024	—	—	27,950,024
Health Care REITs	15,043,202	—	—	15,043,202
Health Care Technology	6,579,130	—	—	6,579,130
Hotel & Resort REITs	2,598,681	—	—	2,598,681
Hotels, Restaurants & Leisure	56,023,423	—	—	56,023,423
Household Durables	28,017,865	—	—	28,017,865
Household Products	7,517,329	—	—	7,517,329
Independent Power and Renewable Electricity Producers	5,165,985	—	—	5,165,985
Industrial REITs	6,473,795	—	—	6,473,795
Insurance	75,985,227	—	—	75,985,227
Interactive Media & Services	7,338,551	—	—	7,338,551
IT Services	35,145,776	—	—	35,145,776
Leisure Products	5,866,269	—	—	5,866,269
Life Sciences Tools & Services	50,669,525	—	—	50,669,525
Machinery	78,959,240	—	—	78,959,240
Marine Transportation	792,475	—	—	792,475
Media	23,700,172	—	—	23,700,172
Metals & Mining	18,047,324	—	—	18,047,324
Mortgage Real Estate Investment Trusts (REITs)	4,237,182	—	—	4,237,182
Multi-Utilities	30,129,904	—	—	30,129,904
Office REITs	7,502,139	—	—	7,502,139
Oil, Gas & Consumable Fuels	69,002,704	—	—	69,002,704
Paper & Forest Products	789,620	—	—	789,620
Passenger Airlines	13,665,558	—	—	13,665,558
Personal Care Products	761,034	—	—	761,034
Pharmaceuticals	9,219,841	—	—	9,219,841
Professional Services	52,100,178	—	—	52,100,178
Real Estate Management & Development	7,828,739	—	—	7,828,739
Residential REITs	28,470,905	—	—	28,470,905
Retail REITs	22,390,547	—	—	22,390,547
Semiconductors & Semiconductor Equipment	53,347,211	—	—	53,347,211
Software	75,321,024	—	—	75,321,024
Specialized REITs	32,925,029	—	—	32,925,029
Specialty Retail	37,555,617	—	—	37,555,617
Technology Hardware, Storage & Peripherals	14,819,816	—	—	14,819,816

24	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$11,264,633	$—	$—	$11,264,633
Trading Companies & Distributors	28,559,449	—	—	28,559,449
Water Utilities	6,188,700	—	—	6,188,700
Investment Companies	21,270,589	—	—	21,270,589
Short-Term Securities
Money Market Funds	54,978,355	—	—	54,978,355

	$1,763,267,401	$16,539	$—	$1,763,283,940

Derivative Financial Instruments(a)
Assets
Equity Contracts	$757,585	$—	$—	$757,585

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	3,412	$204,038
AeroVironment, Inc.(a)	2,322	221,194
AerSale Corp.(a)	2,489	37,360
Archer Aviation, Inc., Class A(a)	15,930	107,209
Astronics Corp.(a)	2,147	45,044
Axon Enterprise, Inc.(a)	6,284	1,168,384
BWX Technologies, Inc.	8,158	562,902
Cadre Holdings, Inc.	1,840	42,817
Curtiss-Wright Corp.	3,433	656,939
Ducommun, Inc.(a)	1,058	53,048
Eve Holding, Inc.(b)	1,499	13,716
Hexcel Corp.	7,642	540,137
Huntington Ingalls Industries, Inc.	3,597	826,123
Kaman Corp.	2,423	55,462
Kratos Defense & Security Solutions, Inc.(a)	11,841	178,681
Leonardo DRS, Inc.(a)	4,274	71,333
Mercury Systems, Inc.(a)	4,366	165,821
Moog, Inc., Class A	2,517	265,392
National Presto Industries, Inc.	538	42,131
Park Aerospace Corp.	1,544	22,434
Parsons Corp.(a)	3,576	176,726
Redwire Corp.(a)(b)	1,269	4,619
Rocket Lab USA, Inc.(a)	24,516	180,683
Spirit AeroSystems Holdings, Inc., Class A	9,694	308,463
Terran Orbital Corp.(a)(b)	3,193	4,789
Textron, Inc.	18,489	1,437,889
Triumph Group, Inc.(a)	5,890	74,508
V2X, Inc.(a)	1,049	53,982
Virgin Galactic Holdings, Inc.(a)(b)	21,597	92,435
Woodward, Inc.	5,340	642,829

		8,257,088

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	5,154	103,904
Forward Air Corp.	2,314	274,996
GXO Logistics, Inc.(a)	10,541	706,985
Hub Group, Inc., Class A(a)	3,022	272,373
Radiant Logistics, Inc.(a)	4,349	33,487

		1,391,745

Automobile Components — 1.2%
Adient PLC(a)	8,898	378,699
American Axle & Manufacturing Holdings, Inc.(a)	11,604	109,658
BorgWarner, Inc.	20,809	967,618
Cooper-Standard Holdings, Inc.(a)	238	4,384
Dana, Inc.	11,272	213,942
Dorman Products, Inc.(a)	2,300	194,787
Fox Factory Holding Corp.(a)(b)	3,909	437,417
Gentex Corp.	21,696	728,552
Gentherm, Inc.(a)	3,137	187,498
Goodyear Tire & Rubber Co.(a)	25,873	416,038
Holley, Inc.(a)	4,184	26,485
LCI Industries	2,293	312,467
Lear Corp.	5,479	847,930
Luminar Technologies, Inc.(a)(b)	24,480	181,152
Modine Manufacturing Co.(a)	4,769	179,124
Patrick Industries, Inc.	1,892	163,753
Phinia, Inc.(a)	4,088	115,976
QuantumScape Corp.(a)(b)	27,191	361,912
Solid Power, Inc.(a)	11,108	31,769
Standard Motor Products, Inc.	1,917	73,172

Security	Shares	Value

Automobile Components (continued)
Stoneridge, Inc.(a)	2,287	$46,746
Visteon Corp.(a)	2,607	401,713
XPEL, Inc.(a)	2,034	165,222

		6,546,014

Automobiles — 0.2%
Fisker, Inc.(a)(b)	17,919	110,560
Harley-Davidson, Inc.	12,197	470,926
Livewire Group, Inc.(b)	1,368	16,580
Thor Industries, Inc.	4,721	545,228
Winnebago Industries, Inc.	2,598	178,743
Workhorse Group, Inc.(a)(b)	11,058	14,707

		1,336,744

Banks — 5.8%
1st Source Corp.	1,728	81,043
ACNB Corp.	955	33,139
Amalgamated Financial Corp.	1,709	34,112
Amerant Bancorp, Inc.	2,697	53,455
American National Bankshares, Inc.	1,039	42,890
Ameris Bancorp	5,859	255,745
Ames National Corp.	1,487	28,640
Arrow Financial Corp.	1,478	29,737
Associated Banc-Corp.	14,766	279,816
Atlantic Union Bankshares Corp.	6,737	215,449
Axos Financial, Inc.(a)	4,982	234,154
Banc of California, Inc.(b)	5,143	73,082
BancFirst Corp.	1,962	196,004
Bancorp, Inc.(a)(b)	3,411	129,277
Bank First Corp.	852	75,283
Bank of Hawaii Corp.	3,434	196,184
Bank of Marin Bancorp	1,800	37,764
Bank of NT Butterfield & Son Ltd.	4,528	145,485
Bank OZK	10,067	440,230
Bank7 Corp.	597	15,797
BankUnited, Inc.	4,384	130,819
Bankwell Financial Group, Inc.	1,060	28,991
Banner Corp.	2,097	99,838
Bar Harbor Bankshares	1,403	38,316
BayCom Corp.	1,153	23,244
BCB Bancorp, Inc.	1,620	20,817
Berkshire Hills Bancorp, Inc.	2,657	60,606
Blue Foundry Bancorp(a)	2,426	24,769
Blue Ridge Bankshares, Inc.	1,856	15,646
BOK Financial Corp.	2,643	235,438
Bridgewater Bancshares, Inc.(a)	2,254	24,140
Brookline Bancorp, Inc.	5,839	62,361
Burke & Herbert Financial Services Corp.(b)	605	32,664
Business First Bancshares, Inc.	3,594	73,497
Byline Bancorp, Inc.	2,508	55,051
C&F Financial Corp.	302	16,981
Cadence Bank	10,103	253,080
Cambridge Bancorp	732	45,047
Camden National Corp.	1,436	49,657
Capital Bancorp, Inc.	1,651	33,268
Capital City Bank Group, Inc.	1,231	39,921
Capitol Federal Financial, Inc.	10,269	68,083
Capstar Financial Holdings, Inc.	2,308	34,343
Carter Bankshares, Inc.(a)	2,657	39,031
Cathay General Bancorp	7,157	272,252
Central Pacific Financial Corp.	715	13,042
Central Valley Community Bancorp	1,115	19,067
Chemung Financial Corp.	491	20,946

26	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ChoiceOne Financial Services, Inc.	665	$16,126
Citizens & Northern Corp.	1,893	40,132
Citizens Financial Services, Inc.	369	26,005
City Holding Co.	956	94,558
Civista Bancshares, Inc.	1,960	35,750
CNB Financial Corp.	2,965	57,699
Coastal Financial Corp.(a)	973	43,950
Codorus Valley Bancorp, Inc.	1,095	24,079
Colony Bankcorp, Inc.	2,154	23,091
Columbia Banking System, Inc.	19,019	425,075
Columbia Financial, Inc.(a)	2,657	46,444
Comerica, Inc.	11,977	646,279
Commerce Bancshares, Inc.	10,567	561,953
Community Bank System, Inc.	3,796	204,339
Community Trust Bancorp, Inc.	1,841	70,658
ConnectOne Bancorp, Inc.	4,092	83,763
CrossFirst Bankshares, Inc.(a)	5,434	63,415
Cullen/Frost Bankers, Inc.	5,444	591,110
Customers Bancorp, Inc.(a)	2,158	90,593
CVB Financial Corp.	10,864	205,004
Dime Community Bancshares, Inc.	3,519	78,826
Eagle Bancorp, Inc.	1,944	53,849
East West Bancorp, Inc.	12,857	799,834
Eastern Bankshares, Inc.	14,053	198,428
Enterprise Bancorp, Inc.	816	25,981
Enterprise Financial Services Corp.	4,009	164,369
Equity Bancshares, Inc., Class A	1,507	40,930
Esquire Financial Holdings, Inc.	759	37,908
ESSA Bancorp, Inc.	950	15,789
Evans Bancorp, Inc.	816	24,252
Farmers & Merchants Bancorp, Inc.	1,124	23,964
Farmers National Banc Corp.	3,382	46,503
FB Financial Corp.	4,160	147,347
Fidelity D&D Bancorp, Inc.	438	22,224
Financial Institutions, Inc.	1,783	34,198
First Bancorp, Inc.	1,358	35,838
First BanCorp./Puerto Rico	11,069	164,375
First Bancorp/Southern Pines NC	2,657	87,894
First Bancshares, Inc.	2,845	89,077
First Bank	1,651	20,638
First Busey Corp.	5,368	116,271
First Business Financial Services, Inc.	942	32,019
First Citizens BancShares, Inc., Class A	992	1,419,850
First Commonwealth Financial Corp.	5,802	83,781
First Community Bankshares, Inc.	1,863	62,653
First Community Corp.	806	15,919
First Financial Bancorp	7,311	168,811
First Financial Bankshares, Inc.	12,173	396,718
First Financial Corp.	1,301	49,711
First Foundation, Inc.	4,769	34,861
First Hawaiian, Inc.	12,173	251,859
First Horizon Corp.	48,108	655,712
First Interstate BancSystem, Inc., Class A	7,813	224,467
First Merchants Corp.	5,659	181,767
First Mid Bancshares, Inc.	2,879	88,126
First of Long Island Corp.	2,146	29,915
First Western Financial, Inc.(a)	903	18,728
Five Star Bancorp	1,103	27,222
Flushing Financial Corp.	2,690	42,448
FNB Corp.	34,336	439,157
FS Bancorp, Inc.	686	21,266
Fulton Financial Corp.	14,719	210,482
FVCBankcorp, Inc.(a)	1,981	25,476

Security	Shares	Value

Banks (continued)
German American Bancorp, Inc.	4,243	$124,999
Glacier Bancorp, Inc.	10,350	338,445
Great Southern Bancorp, Inc.	1,134	62,744
Greene County Bancorp, Inc.	954	32,875
Guaranty Bancshares, Inc.	871	27,689
Hancock Whitney Corp.	7,930	348,999
Hanmi Financial Corp.	1,558	29,602
HarborOne Bancorp, Inc.	4,624	48,506
HBT Financial, Inc.	2,164	42,934
Heartland Financial USA, Inc.	4,396	150,959
Heritage Commerce Corp.	5,586	53,626
Heritage Financial Corp.	2,200	41,272
Hilltop Holdings, Inc.	4,710	145,680
Hingham Institution for Savings	156	34,702
Home Bancorp, Inc.	574	20,446
Home BancShares, Inc.	17,433	423,796
HomeStreet, Inc.	1,426	13,119
HomeTrust Bancshares, Inc.	1,784	43,369
Hope Bancorp, Inc.	6,886	74,782
Horizon Bancorp, Inc.	3,931	48,705
Independent Bank Corp.	5,076	207,091
Independent Bank Group, Inc.	3,222	144,571
International Bancshares Corp.	4,875	241,995
John Marshall Bancorp, Inc.	1,078	20,482
Kearny Financial Corp.	7,424	63,772
Lakeland Bancorp, Inc.	7,912	119,550
Lakeland Financial Corp.	2,148	119,085
LCNB Corp.	1,249	21,895
Live Oak Bancshares, Inc.	3,089	116,980
Luther Burbank Corp.	2,864	29,499
Macatawa Bank Corp.	2,754	27,127
MainStreet Bancshares, Inc.	726	17,330
Mercantile Bank Corp.	1,611	56,578
Metrocity Bankshares, Inc.	1,892	40,564
Metropolitan Bank Holding Corp.(a)	972	44,022
Mid Penn Bancorp, Inc.	1,482	34,827
Middlefield Banc Corp.	713	20,862
Midland States Bancorp, Inc.	2,183	51,148
MidWestOne Financial Group, Inc.	1,385	33,974
MVB Financial Corp.	1,052	26,921
National Bank Holdings Corp., Class A	2,537	87,171
National Bankshares, Inc.	695	20,690
NBT Bancorp, Inc.	2,632	97,910
New York Community Bancorp, Inc.	65,662	910,732
Nicolet Bankshares, Inc.	1,337	111,840
Northeast Bank	725	34,539
Northeast Community Bancorp, Inc.	1,276	20,658
Northfield Bancorp, Inc.	3,761	45,809
Northrim BanCorp, Inc.	771	36,854
Northwest Bancshares, Inc.	7,141	88,263
Norwood Financial Corp.	738	23,505
Oak Valley Bancorp	584	15,996
OceanFirst Financial Corp.	5,889	109,712
OFG Bancorp	2,986	100,001
Old National Bancorp	26,618	453,305
Old Second Bancorp, Inc.	3,811	60,938
Orange County Bancorp, Inc.	525	23,646
Origin Bancorp, Inc.	3,351	109,243
Orrstown Financial Services, Inc.	845	19,773
Pacific Premier Bancorp, Inc.	6,813	174,004
PacWest Bancorp(b)	10,529	97,920
Park National Corp.	1,470	163,934
Parke Bancorp, Inc.	1,420	28,173

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Pathward Financial, Inc.	1,800	$93,528
PCB Bancorp	1,439	23,484
Peapack-Gladstone Financial Corp.	1,734	50,685
Penns Woods Bancorp, Inc.	620	16,721
Peoples Bancorp, Inc.	3,549	99,975
Peoples Financial Services Corp.	808	37,322
Pinnacle Financial Partners, Inc.	6,936	526,442
Pioneer Bancorp, Inc.(a)	2,062	20,269
Plumas Bancorp	513	18,560
Ponce Financial Group, Inc.(a)	2,258	20,841
Popular, Inc.	6,813	494,283
Preferred Bank/Los Angeles CA	621	41,036
Premier Financial Corp.	3,656	79,189
Primis Financial Corp.	2,009	19,106
Princeton Bancorp, Inc.	518	15,493
Prosperity Bancshares, Inc.	8,356	529,102
Provident Financial Services, Inc.	5,360	99,374
QCR Holdings, Inc.(b)	1,564	80,124
RBB Bancorp	2,141	31,408
Red River Bancshares, Inc.	601	29,455
Renasant Corp.	3,359	103,927
Republic Bancorp, Inc., Class A	985	45,143
S&T Bancorp, Inc.	2,242	70,802
Sandy Spring Bancorp, Inc.	4,283	104,805
Seacoast Banking Corp. of Florida	6,671	164,840
ServisFirst Bancshares, Inc.	4,596	274,289
Shore Bancshares, Inc.	4,072	48,457
Sierra Bancorp	2,217	46,690
Simmons First National Corp., Class A	8,885	179,388
SmartFinancial, Inc.	2,588	65,011
South Plains Financial, Inc.	1,906	51,176
Southern First Bancshares, Inc.(a)	1,306	39,415
Southern Missouri Bancorp, Inc.	811	38,985
Southern States Bancshares, Inc.	697	17,530
Southside Bancshares, Inc.	1,938	64,361
SouthState Corp.	6,969	541,282
Stellar Bancorp, Inc.	4,774	118,682
Sterling Bancorp, Inc.(a)	2,210	13,127
Stock Yards Bancorp, Inc.	2,596	124,115
Summit Financial Group, Inc.	1,259	28,403
Synovus Financial Corp.	13,339	452,192
Texas Capital Bancshares, Inc.(a)	4,410	281,578
Third Coast Bancshares, Inc.(a)	1,374	28,414
Timberland Bancorp, Inc.	1,140	35,671
Tompkins Financial Corp.	1,201	72,252
Towne Bank	7,194	181,864
TriCo Bancshares	2,972	111,093
Triumph Financial, Inc.(a)	1,905	135,084
TrustCo Bank Corp./New York	1,068	32,457
Trustmark Corp.	4,312	113,233
UMB Financial Corp.	4,065	288,615
United Bankshares, Inc.	11,349	379,511
United Community Banks, Inc.	8,966	260,642
Unity Bancorp, Inc.	988	26,202
Univest Financial Corp.	3,671	71,585
USCB Financial Holdings, Inc.(a)	1,092	11,968
Valley National Bancorp	38,879	398,899
Veritex Holdings, Inc.	3,592	77,264
Virginia National Bankshares Corp.	559	20,253
Washington Federal, Inc.	5,614	174,259
Washington Trust Bancorp, Inc.	1,765	56,586
Webster Financial Corp.	15,999	757,073

Security	Shares	Value

Banks (continued)
WesBanco, Inc.	5,372	$150,470
West BanCorp, Inc.	2,203	44,192
Westamerica BanCorp	1,623	79,835
Western Alliance Bancorp	10,007	519,864
Wintrust Financial Corp.	5,801	489,372
WSFS Financial Corp.	4,259	186,331
Zions Bancorp NA	13,713	524,522

		31,295,911

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	872	323,896
Celsius Holdings, Inc.(a)	4,900	709,030
Coca-Cola Consolidated, Inc.	436	276,167
Duckhorn Portfolio, Inc.(a)	3,577	44,999
MGP Ingredients, Inc.(b)	1,415	161,324
National Beverage Corp.(a)	2,190	115,741
Primo Water Corp.	13,875	196,609
Vita Coco Co., Inc.(a)	2,341	61,849
Zevia PBC, Class A(a)	3,090	8,590

		1,898,205

Biotechnology — 4.3%
2seventy bio, Inc.(a)	4,921	37,350
4D Molecular Therapeutics, Inc.(a)	2,541	46,500
89bio, Inc.(a)	5,421	85,869
Aadi Bioscience, Inc.(a)	1,176	6,268
ACADIA Pharmaceuticals, Inc.(a)	11,095	324,418
Acrivon Therapeutics, Inc.(a)	791	9,840
Actinium Pharmaceuticals, Inc.(a)	2,431	17,309
Adicet Bio, Inc.(a)(b)	2,792	7,455
ADMA Biologics, Inc.(a)	19,869	82,456
Aerovate Therapeutics, Inc.(a)(b)	826	14,414
Agenus, Inc.(a)	36,200	55,024
Agios Pharmaceuticals, Inc.(a)	4,787	126,951
Akero Therapeutics, Inc.(a)	4,246	184,276
Aldeyra Therapeutics, Inc.(a)	4,115	33,393
Alector, Inc.(a)	5,540	38,004
Alkermes PLC(a)	15,110	442,421
Allakos, Inc.(a)	6,281	33,792
Allogene Therapeutics, Inc.(a)(b)	7,422	36,813
Allovir, Inc.(a)(b)	3,368	11,081
Alpine Immune Sciences, Inc.(a)	2,344	29,394
Altimmune, Inc.(a)	5,231	17,315
ALX Oncology Holdings, Inc.(a)	1,738	10,619
Amicus Therapeutics, Inc.(a)	24,808	337,885
AnaptysBio, Inc.(a)	1,790	35,281
Anavex Life Sciences Corp.(a)(b)	5,929	48,914
Anika Therapeutics, Inc.(a)	1,127	26,293
Annexon, Inc.(a)	4,619	15,936
Apellis Pharmaceuticals, Inc.(a)	8,997	231,673
Arbutus Biopharma Corp.(a)	9,788	21,240
Arcellx, Inc.(a)	3,339	114,361
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,943	67,927
Arcus Biosciences, Inc.(a)	5,246	104,395
Arcutis Biotherapeutics, Inc.(a)	5,373	58,619
Ardelyx, Inc.(a)	18,720	73,757
Arrowhead Pharmaceuticals, Inc.(a)(b)	9,367	323,349
ARS Pharmaceuticals, Inc.(a)	2,393	17,589
Astria Therapeutics, Inc.(a)	2,352	21,074
Atara Biotherapeutics, Inc.(a)	7,980	17,636
Aura Biosciences, Inc.(a)	3,223	38,354
Aurinia Pharmaceuticals, Inc.(a)	12,733	147,448
Avid Bioservices, Inc.(a)	5,201	65,845
Avidity Biosciences, Inc.(a)(b)	5,816	55,310

28	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avita Medical, Inc.(a)	2,241	$45,380
Beam Therapeutics, Inc.(a)	6,168	190,406
BioAtla, Inc.(a)	4,713	14,092
BioCryst Pharmaceuticals, Inc.(a)(b)	18,161	134,210
Biohaven Ltd.(a)	5,484	109,022
Biomea Fusion, Inc.(a)(b)	1,744	38,804
Bioxcel Therapeutics, Inc.(a)(b)	1,512	13,820
Bluebird Bio, Inc.(a)(b)	12,503	49,137
Blueprint Medicines Corp.(a)	5,411	357,126
Bridgebio Pharma, Inc.(a)(b)	10,467	366,450
Cabaletta Bio, Inc.(a)(b)	2,274	30,972
CareDx, Inc.(a)	4,326	47,197
Caribou Biosciences, Inc.(a)	5,166	37,143
Carisma Therapeutics, Inc.(b)	2,521	13,992
Catalyst Pharmaceuticals, Inc.(a)	9,442	130,583
Celcuity, Inc.(a)(b)	1,519	15,008
Celldex Therapeutics, Inc.(a)(b)	4,381	154,912
Century Therapeutics, Inc.(a)	2,020	6,161
Cerevel Therapeutics Holdings, Inc.(a)	5,447	166,624
Chinook Therapeutics, Inc.(a)	5,455	213,727
Cogent Biosciences, Inc.(a)	6,832	88,748
Coherus Biosciences, Inc.(a)	6,048	29,151
Compass Therapeutics, Inc.(a)	8,222	23,597
Crinetics Pharmaceuticals, Inc.(a)	4,702	89,338
Cue Biopharma, Inc.(a)(b)	3,595	13,733
Cullinan Oncology, Inc.(a)	2,395	25,363
Cytokinetics, Inc.(a)	8,633	287,911
Day One Biopharmaceuticals, Inc.(a)	4,497	59,540
Deciphera Pharmaceuticals, Inc.(a)	4,705	63,612
Denali Therapeutics, Inc.(a)	10,886	309,489
Design Therapeutics, Inc.(a)	2,956	24,062
Disc Medicine, Inc.(a)(b)	678	33,629
Dynavax Technologies Corp.(a)(b)	11,622	162,592
Dyne Therapeutics, Inc.(a)	4,164	50,717
Eagle Pharmaceuticals, Inc.(a)	868	18,020
Editas Medicine, Inc.(a)(b)	6,346	55,718
Emergent BioSolutions, Inc.(a)	4,266	29,350
Enanta Pharmaceuticals, Inc.(a)	1,765	33,482
Entrada Therapeutics, Inc.(a)	1,908	33,142
EQRx, Inc.(a)	29,759	50,888
Erasca, Inc.(a)	5,011	13,229
Exact Sciences Corp.(a)(b)	16,115	1,571,857
Exelixis, Inc.(a)	28,788	567,411
Fate Therapeutics, Inc.(a)(b)	7,272	30,033
Fennec Pharmaceuticals, Inc.(a)	1,521	13,552
FibroGen, Inc.(a)	7,626	15,710
Foghorn Therapeutics, Inc.(a)	1,192	10,919
Genelux Corp.(a)(b)	395	8,323
Generation Bio Co.(a)(b)	3,492	17,739
Geron Corp.(a)(b)	43,633	141,371
Graphite Bio, Inc.(a)	5,778	14,618
Gritstone bio, Inc.(a)	8,838	17,411
Halozyme Therapeutics, Inc.(a)	12,170	522,823
Heron Therapeutics, Inc.(a)	7,502	12,453
HilleVax, Inc.(a)	2,319	35,295
Humacyte, Inc.(a)(b)	5,597	18,358
Icosavax, Inc.(a)	1,924	16,989
Ideaya Biosciences, Inc.(a)	4,795	107,216
IGM Biosciences, Inc.(a)(b)	1,078	11,470
Immuneering Corp., Class A(a)(b)	1,961	19,924
ImmunityBio, Inc.(a)(b)	8,039	17,686
ImmunoGen, Inc.(a)	21,334	380,172
Immunovant, Inc.(a)	4,690	107,073

Security	Shares	Value

Biotechnology (continued)
Inhibrx, Inc.(a)(b)	2,854	$57,223
Inozyme Pharma, Inc.(a)	3,298	16,820
Insmed, Inc.(a)(b)	12,203	269,564
Intellia Therapeutics, Inc.(a)	8,165	345,624
Intercept Pharmaceuticals, Inc.(a)(b)	2,190	23,652
Ionis Pharmaceuticals, Inc.(a)	12,750	528,232
Iovance Biotherapeutics, Inc.(a)	18,526	134,499
Ironwood Pharmaceuticals, Inc.(a)	11,711	129,875
iTeos Therapeutics, Inc.(a)	2,302	32,366
Janux Therapeutics, Inc.(a)	1,375	19,250
KalVista Pharmaceuticals, Inc.(a)	2,079	20,998
Karuna Therapeutics, Inc.(a)(b)	3,207	640,662
Karyopharm Therapeutics, Inc.(a)	7,158	12,884
Keros Therapeutics, Inc.(a)	2,032	85,100
Kezar Life Sciences, Inc.(a)	4,775	10,696
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,183	59,968
Kodiak Sciences, Inc.(a)	2,614	7,816
Krystal Biotech, Inc.(a)	1,980	255,618
Kura Oncology, Inc.(a)	6,957	72,631
Kymera Therapeutics, Inc.(a)	3,185	69,688
Larimar Therapeutics, Inc.(a)	4,173	17,860
Lexicon Pharmaceuticals, Inc.(a)	8,558	17,202
Lineage Cell Therapeutics, Inc.(a)(b)	13,121	20,075
Lyell Immunopharma, Inc.(a)	14,969	43,260
MacroGenics, Inc.(a)	4,926	23,497
Madrigal Pharmaceuticals, Inc.(a)	1,247	256,009
MannKind Corp.(a)	24,311	111,101
MeiraGTx Holdings PLC(a)	2,394	15,082
Merrimack Pharmaceuticals, Inc.(a)	1,167	14,016
Mersana Therapeutics, Inc.(a)(b)	7,892	9,668
MiMedx Group, Inc.(a)	9,806	79,134
Mineralys Therapeutics, Inc.(a)	1,154	16,306
Mirati Therapeutics, Inc.(a)	4,338	131,311
Mirum Pharmaceuticals, Inc.(a)(b)	2,416	62,236
Monte Rosa Therapeutics, Inc.(a)	2,258	15,964
Morphic Holding, Inc.(a)(b)	2,663	151,072
Myriad Genetics, Inc.(a)	7,357	164,429
Natera, Inc.(a)	9,550	431,851
Neurocrine Biosciences, Inc.(a)	8,701	886,545
Nkarta, Inc.(a)	3,182	7,287
Novavax, Inc.(a)(b)	7,070	65,610
Nurix Therapeutics, Inc.(a)	3,690	35,830
Nuvalent, Inc., Class A(a)(b)	2,082	103,788
Nuvectis Pharma, Inc.(b)	807	11,338
Olema Pharmaceuticals, Inc.(a)	2,578	22,300
Omega Therapeutics, Inc.(a)(b)	2,235	12,494
Organogenesis Holdings, Inc.(a)	5,244	22,392
ORIC Pharmaceuticals, Inc.(a)	3,775	31,559
Outlook Therapeutics, Inc.(a)(b)	12,799	22,142
Ovid therapeutics, Inc.(a)	5,290	18,991
PDS Biotechnology Corp.(a)	2,744	15,682
PepGen, Inc.(a)	1,425	8,536
PMV Pharmaceuticals, Inc.(a)	3,164	20,693
Point Biopharma Global, Inc.(a)	9,003	80,487
Poseida Therapeutics, Inc.(a)	7,253	12,548
Precigen, Inc.(a)	8,014	11,139
Prime Medicine, Inc.(a)	3,622	54,583
ProKidney Corp.(a)(b)	5,346	68,536
Protagonist Therapeutics, Inc.(a)	4,773	92,596
Protalix BioTherapeutics, Inc.(a)	6,426	10,282
Prothena Corp. PLC(a)	3,564	245,453
PTC Therapeutics, Inc.(a)	6,325	255,150
Rallybio Corp.(a)(b)	1,911	11,428

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
RAPT Therapeutics, Inc.(a)	2,468	$58,985
Recursion Pharmaceuticals, Inc., Class A(a)(b)	11,650	164,498
REGENXBIO, Inc.(a)	3,492	66,348
Relay Therapeutics, Inc.(a)(b)	8,693	109,532
Reneo Pharmaceuticals, Inc.(a)	2,355	18,911
Replimune Group, Inc.(a)	3,631	76,505
REVOLUTION Medicines, Inc.(a)(b)	8,987	235,909
Rhythm Pharmaceuticals, Inc.(a)(b)	4,582	81,743
Rigel Pharmaceuticals, Inc.(a)	14,485	19,989
Rocket Pharmaceuticals, Inc.(a)	4,854	87,615
Roivant Sciences Ltd.(a)	22,793	273,060
Sage Therapeutics, Inc.(a)	4,753	164,834
Sana Biotechnology, Inc.(a)(b)	9,335	54,703
Sangamo Therapeutics, Inc.(a)	9,836	12,934
Sarepta Therapeutics, Inc.(a)(b)	8,072	874,924
Savara, Inc.(a)	6,760	24,201
Scholar Rock Holding Corp.(a)	2,731	19,390
Selecta Biosciences, Inc.(a)	12,002	13,082
Seres Therapeutics, Inc.(a)	7,933	38,158
SpringWorks Therapeutics, Inc.(a)	5,189	162,831
Stoke Therapeutics, Inc.(a)(b)	2,856	18,964
Summit Therapeutics, Inc.(a)(b)	10,694	22,457
Sutro Biopharma, Inc.(a)	4,750	21,232
Syndax Pharmaceuticals, Inc.(a)	5,494	117,132
Tango Therapeutics, Inc.(a)	3,485	11,779
Tenaya Therapeutics, Inc.(a)	4,128	19,979
TG Therapeutics, Inc.(a)	12,538	259,411
Travere Therapeutics, Inc.(a)	6,778	116,514
Twist Bioscience Corp.(a)(b)	4,817	117,246
Tyra Biosciences, Inc.(a)	1,014	15,027
Ultragenyx Pharmaceutical, Inc.(a)	6,079	262,126
United Therapeutics Corp.(a)	4,132	1,002,919
UroGen Pharma Ltd.(a)	1,783	38,620
Vanda Pharmaceuticals, Inc.(a)	4,585	26,501
Vaxcyte, Inc.(a)	8,406	403,992
Vaxxinity, Inc., Class A(a)(b)	6,803	18,300
Vera Therapeutics, Inc.(a)	3,397	63,762
Veracyte, Inc.(a)	6,775	185,974
Vericel Corp.(a)	4,429	159,090
Verve Therapeutics, Inc.(a)(b)	4,612	94,500
Vigil Neuroscience, Inc.(a)	1,473	11,990
Viking Therapeutics, Inc.(a)(b)	8,403	121,843
Vir Biotechnology, Inc.(a)	7,369	103,755
Viridian Therapeutics, Inc.(a)	3,975	74,571
Vor BioPharma, Inc.(a)	3,613	10,911
Voyager Therapeutics, Inc.(a)	2,822	26,301
X4 Pharmaceuticals, Inc.(a)	11,714	20,968
Xencor, Inc.(a)(b)	4,999	121,426
XOMA Corp.(a)	777	12,238
Y-mAbs Therapeutics, Inc.(a)	2,861	17,423
Zentalis Pharmaceuticals, Inc.(a)	4,468	119,340
Zura Bio Ltd.	1,135	7,809
Zymeworks, Inc.(a)(b)	4,863	36,278

		23,481,486

Broadline Retail — 0.3%
Big Lots, Inc.(b)	2,245	23,011
ContextLogic, Inc., Class A(a)(b)	1,574	14,953
Dillard’s, Inc., Class A	312	107,029
Kohl’s Corp.	9,758	277,615

Security	Shares	Value

Broadline Retail (continued)
Macy’s, Inc.	24,352	$404,000
Nordstrom, Inc.	10,585	244,619
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,690	414,687

		1,485,914

Building Products — 2.6%
A O Smith Corp.	11,343	823,842
AAON, Inc.	3,957	416,514
Advanced Drainage Systems, Inc.	5,603	683,510
Allegion PLC	8,051	940,840
American Woodmark Corp.(a)	1,582	121,244
Apogee Enterprises, Inc.	2,112	104,607
Armstrong World Industries, Inc.	3,952	305,727
AZEK Co., Inc.(a)	11,267	351,530
AZZ, Inc.	2,075	91,985
Builders FirstSource, Inc.(a)	11,492	1,659,790
Carlisle Cos., Inc.	4,566	1,265,695
CSW Industrials, Inc.	1,353	244,284
Fortune Brands Innovations, Inc.	11,666	829,103
Gibraltar Industries, Inc.(a)	2,823	182,563
Griffon Corp.	4,051	169,008
Hayward Holdings, Inc.(a)(b)	10,602	141,643
Insteel Industries, Inc.(b)	1,608	51,858
Janus International Group, Inc.(a)	8,280	94,558
JELD-WEN Holding, Inc.(a)	7,985	142,213
Lennox International, Inc.	2,917	1,071,822
Masonite International Corp.(a)	2,085	217,987
Masterbrand, Inc.(a)(b)	11,364	140,345
Owens Corning	8,217	1,150,298
PGT Innovations, Inc.(a)	4,919	140,733
Quanex Building Products Corp.	2,875	80,903
Resideo Technologies, Inc.(a)	13,622	255,004
Simpson Manufacturing Co., Inc.	3,791	598,978
Trex Co., Inc.(a)	9,753	674,322
UFP Industries, Inc.	5,319	546,580
Zurn Elkay Water Solutions Corp.	13,160	400,590

		13,898,076

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	3,336	462,503
AlTi Global, Inc.	1,928	15,077
Artisan Partners Asset Management, Inc., Class A	5,209	216,121
AssetMark Financial Holdings, Inc.(a)	2,195	65,631
Avantax, Inc.(a)	3,588	92,857
B. Riley Financial, Inc.(b)	1,838	102,064
Bakkt Holdings, Inc.(a)(b)	8,801	14,522
BGC Group, Inc., Class A	27,707	131,885
Brightsphere Investment Group, Inc.	2,752	58,563
Carlyle Group, Inc.	19,094	680,701
Cboe Global Markets, Inc.	9,523	1,330,173
Cohen & Steers, Inc.	2,509	161,354
Diamond Hill Investment Group, Inc.	260	47,193
Donnelley Financial Solutions, Inc.(a)	2,225	105,243
Evercore, Inc., Class A	3,315	447,724
FactSet Research Systems, Inc.	3,471	1,510,024
Focus Financial Partners, Inc., Class A(a)	5,508	288,234
Forge Global Holdings, Inc.(a)	11,095	32,286
GCM Grosvenor, Inc., Class A	3,389	26,604
Hamilton Lane, Inc., Class A	3,282	290,227
Houlihan Lokey, Inc.	4,572	456,514
Invesco Ltd.	33,558	563,774

30	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	12,566	$368,812
Jefferies Financial Group, Inc.	18,689	687,568
Lazard Ltd., Class A	9,850	345,735
MarketAxess Holdings, Inc.	3,351	902,156
MarketWise, Inc.	7,723	14,828
Moelis & Co., Class A	5,617	274,278
Morningstar, Inc.	2,385	549,695
Open Lending Corp., Class A(a)	9,781	110,428
P10, Inc., Class A	3,292	39,010
Patria Investments Ltd., Class A	4,906	74,669
Perella Weinberg Partners	3,120	30,826
Piper Sandler Cos	1,654	242,079
PJT Partners, Inc., Class A	2,291	181,699
Robinhood Markets, Inc., Class A(a)	59,855	769,735
Sculptor Capital Management, Inc.	2,155	23,597
SEI Investments Co.	9,219	580,705
Silvercrest Asset Management Group, Inc., Class A	1,124	23,424
StepStone Group, Inc., Class A	5,150	144,561
Stifel Financial Corp.	9,340	593,464
StoneX Group, Inc.(a)	1,631	150,068
TPG, Inc.	5,816	171,165
Value Line, Inc.	72	3,857
Victory Capital Holdings, Inc., Class A	2,603	86,315
Virtu Financial, Inc., Class A	8,234	152,823
Virtus Investment Partners, Inc.	685	140,925
WisdomTree, Inc.	11,166	77,715
XP, Inc., Class A(a)	29,973	809,571

		14,648,982

Chemicals — 1.8%
AdvanSix, Inc.	2,242	89,927
American Vanguard Corp.	2,566	46,342
Amyris, Inc.(a)(b)	17,937	15,907
Ashland, Inc.	4,416	403,446
Aspen Aerogels, Inc.(a)	4,601	38,372
Avient Corp.	7,950	322,213
Axalta Coating Systems Ltd.(a)	19,886	636,352
Balchem Corp.	2,776	374,038
Cabot Corp.	4,885	346,835
Chase Corp.	662	83,339
Chemours Co.	13,286	491,316
Core Molding Technologies, Inc.(a)	749	18,066
Danimer Scientific, Inc.(a)(b)	6,876	19,322
Ecovyst, Inc.(a)	9,308	114,395
Element Solutions, Inc.	20,658	432,992
FutureFuel Corp.	3,064	29,782
Ginkgo Bioworks Holdings, Inc.(a)	136,133	341,694
Hawkins, Inc.	1,729	80,831
HB Fuller Co.	4,815	356,454
Huntsman Corp.	16,229	483,137
Ingevity Corp.(a)(b)	3,248	207,937
Innospec, Inc.	2,202	235,922
Intrepid Potash, Inc.(a)(b)	1,016	27,940
Koppers Holdings, Inc.	1,889	72,273
Kronos Worldwide, Inc.	1,582	14,792
Livent Corp.(a)	15,953	392,763
LSB Industries, Inc.(a)	4,928	55,046
Mativ Holdings, Inc.	5,433	85,515
Minerals Technologies, Inc.	3,241	198,835
NewMarket Corp.	554	250,242
Olin Corp.	11,691	674,337
Origin Materials, Inc.(a)(b)	9,174	41,100

Security	Shares	Value

Chemicals (continued)
Orion SA	5,146	$112,800
Perimeter Solutions SA(a)	14,650	81,454
PureCycle Technologies, Inc.(a)	10,641	125,989
Quaker Chemical Corp.	1,238	248,070
Rayonier Advanced Materials, Inc.(a)	5,389	25,490
RPM International, Inc.	11,723	1,211,103
Scotts Miracle-Gro Co.	3,838	268,814
Sensient Technologies Corp.	3,689	236,244
Stepan Co.	2,074	198,731
Trinseo PLC	2,993	52,737
Tronox Holdings PLC, Class A	11,452	152,197
Valhi, Inc.	183	2,807

		9,697,898

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	5,945	275,135
ACCO Brands Corp.	7,945	48,385
ACV Auctions, Inc., Class A(a)	11,828	206,872
Aris Water Solution, Inc., Class A	3,357	36,692
BrightView Holdings, Inc.(a)	3,342	25,767
Brink’s Co.	4,075	297,312
Casella Waste Systems, Inc., Class A(a)	4,932	397,963
CECO Environmental Corp.(a)(b)	2,849	34,302
Cimpress PLC(a)	1,510	104,945
Clean Harbors, Inc.(a)	4,638	771,114
CompX International, Inc.	59	1,336
CoreCivic, Inc.(a)	10,544	102,277
Deluxe Corp.	4,027	76,473
Driven Brands Holdings, Inc.(a)(b)	5,832	150,874
Ennis, Inc.	2,575	55,465
Enviri Corp.(a)	6,957	65,604
GEO Group, Inc.(a)	10,282	76,807
Healthcare Services Group, Inc.	6,404	80,754
Heritage-Crystal Clean, Inc.(a)	1,231	56,712
HNI Corp.	4,719	137,276
Interface, Inc.	4,863	47,511
LanzaTech Global, Inc.(a)(b)	2,548	16,511
Li-Cycle Holdings Corp.(a)(b)	11,653	70,268
Liquidity Services, Inc.(a)	1,902	31,916
Matthews International Corp., Class A	2,571	118,009
MillerKnoll, Inc.	7,590	148,536
Montrose Environmental Group, Inc.(a)(b)	2,690	108,864
MSA Safety, Inc.	3,290	546,140
NL Industries, Inc.	244	1,415
OPENLANE, Inc.(a)(b)	9,801	153,876
Performant Financial Corp.(a)	6,150	18,880
Pitney Bowes, Inc.	8,032	31,646
Quad/Graphics, Inc.(a)	4,469	26,456
SP Plus Corp.(a)	1,641	63,096
Steelcase, Inc., Class A	8,759	75,065
Stericycle, Inc.(a)	8,212	348,928
Tetra Tech, Inc.	4,766	806,455
UniFirst Corp.	1,407	228,356
Viad Corp.(a)	1,714	48,352
VSE Corp.	901	48,429

		5,940,774

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	6,850	66,651
Aviat Networks, Inc.(a)	439	13,420
Calix, Inc.(a)	5,287	238,497
Cambium Networks Corp.(a)	986	15,973
Ciena Corp.(a)	13,400	565,480

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Clearfield, Inc.(a)	1,347	$62,959
CommScope Holding Co., Inc.(a)	18,195	81,877
Comtech Telecommunications Corp.	2,159	21,935
Digi International, Inc.(a)	3,036	127,299
DZS, Inc.(a)(b)	3,069	11,570
Extreme Networks, Inc.(a)	11,081	294,644
F5, Inc.(a)	5,473	866,048
Harmonic, Inc.(a)	9,692	144,605
Infinera Corp.(a)(b)	19,781	89,014
Juniper Networks, Inc.	28,880	802,864
KVH Industries, Inc.(a)	1,802	15,425
Lumentum Holdings, Inc.(a)(b)	6,322	331,020
NETGEAR, Inc.(a)	2,697	36,787
NetScout Systems, Inc.(a)	6,049	169,070
Ribbon Communications, Inc.(a)	5,976	19,004
Viasat, Inc.(a)	6,666	206,246
Viavi Solutions, Inc.(a)	19,908	216,400

		4,396,788

Construction & Engineering — 1.4%
AECOM	11,840	1,030,080
Ameresco, Inc., Class A(a)(b)	3,075	178,996
APi Group Corp.(a)	19,004	546,555
Arcosa, Inc.	4,424	341,444
Argan, Inc.	1,277	48,577
Bowman Consulting Group Ltd.(a)	853	29,556
Comfort Systems USA, Inc.	3,138	545,918
Concrete Pumping Holdings, Inc.(a)	1,782	14,381
Construction Partners, Inc., Class A(a)	3,499	102,871
Dycom Industries, Inc.(a)(b)	2,526	251,539
EMCOR Group, Inc.	4,234	910,479
Fluor Corp.(a)	13,126	406,643
Granite Construction, Inc.	4,338	177,554
Great Lakes Dredge & Dock Corp.(a)	5,100	42,840
IES Holdings, Inc.(a)	696	39,895
Innovate Corp.(a)(b)	488	805
Limbach Holdings, Inc.(a)	823	21,744
MasTec, Inc.(a)(b)	5,594	658,694
MDU Resources Group, Inc.	18,066	399,620
MYR Group, Inc.(a)	1,530	218,117
Northwest Pipe Co.(a)	1,028	33,492
Primoris Services Corp.	5,105	162,135
Sterling Infrastructure, Inc.(a)	2,723	163,353
Tutor Perini Corp.(a)	3,489	29,482
Valmont Industries, Inc.	1,859	492,170
WillScot Mobile Mini Holdings Corp.(a)	18,109	868,327

		7,715,267

Construction Materials — 0.2%
Eagle Materials, Inc.	3,195	589,062
Knife River Corp.(a)	4,516	196,311
Summit Materials, Inc., Class A(a)	10,496	379,745
U.S. Lime & Minerals, Inc.	137	28,169

		1,193,287

Consumer Finance — 0.9%
Ally Financial, Inc.	24,601	751,314
Atlanticus Holdings Corp.(a)	357	14,530
Bread Financial Holdings, Inc.	3,807	158,257
Consumer Portfolio Services, Inc.(a)(b)	679	8,698
Credit Acceptance Corp.(a)(b)	589	327,837
Encore Capital Group, Inc.(a)(b)	2,138	114,383
Enova International, Inc.(a)	2,964	163,287

Security	Shares	Value

Consumer Finance (continued)
FirstCash Holdings, Inc.	3,460	$329,669
Green Dot Corp., Class A(a)	3,218	62,912
LendingClub Corp.(a)	10,465	87,801
LendingTree, Inc.(a)	1,057	25,791
Navient Corp.	8,295	157,937
Nelnet, Inc., Class A	1,256	123,942
NerdWallet, Inc., Class A(a)	3,624	40,625
OneMain Holdings, Inc.	10,412	473,538
PRA Group, Inc.(a)	3,905	93,173
PROG Holdings, Inc.(a)	4,033	163,659
Regional Management Corp.	751	24,400
SLM Corp.	21,743	351,802
SoFi Technologies, Inc.(a)(b)	82,706	946,984
Upstart Holdings, Inc.(a)(b)	6,343	435,701
World Acceptance Corp.(a)	315	49,735

		4,905,975

Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	37,513	815,157
Andersons, Inc.	2,791	136,257
BJ’s Wholesale Club Holdings, Inc.(a)	11,994	795,322
Casey’s General Stores, Inc.	3,347	845,653
Chefs’ Warehouse, Inc.(a)	3,385	123,011
Grocery Outlet Holding Corp.(a)(b)	8,538	285,596
HF Foods Group, Inc.(a)	5,359	28,028
Ingles Markets, Inc., Class A	1,261	106,933
Natural Grocers by Vitamin Cottage, Inc.	452	5,627
Performance Food Group Co.(a)	13,877	829,290
PriceSmart, Inc.	2,495	193,936
SpartanNash Co.	3,030	67,993
Sprouts Farmers Market, Inc.(a)(b)	9,081	356,429
U.S. Foods Holding Corp.(a)	20,550	878,102
United Natural Foods, Inc.(a)	5,551	115,461
Village Super Market, Inc., Class A	548	12,757
Weis Markets, Inc.	1,489	98,780

		5,694,332

Containers & Packaging — 1.6%
AptarGroup, Inc.	5,900	716,614
Ardagh Group SA(a)	1,258	7,460
Ardagh Metal Packaging SA	12,024	45,451
Avery Dennison Corp.	7,394	1,360,570
Berry Global Group, Inc.	10,949	717,926
Crown Holdings, Inc.	9,572	887,899
Graphic Packaging Holding Co.	27,495	665,379
Greif, Inc., Class A	2,052	151,786
Greif, Inc., Class B	651	51,475
Myers Industries, Inc.	3,021	59,242
O-I Glass, Inc.(a)	14,304	328,420
Packaging Corp. of America	8,155	1,250,569
Pactiv Evergreen, Inc.	5,470	47,097
Ranpak Holdings Corp.(a)	3,933	25,210
Sealed Air Corp.	12,868	587,038
Silgan Holdings, Inc.	7,727	338,829
Sonoco Products Co.	9,081	532,510
TriMas Corp.	3,978	102,473
Westrock Co.	23,187	771,895

		8,647,843

Distributors — 0.2%
Funko, Inc., Class A(a)	3,070	25,051

32	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Pool Corp.	3,422	$1,316,580
Weyco Group, Inc.	661	18,046

		1,359,677

Diversified Consumer Services — 0.9%
2U, Inc.(a)	6,437	30,769
ADT, Inc.	18,066	115,261
Adtalem Global Education, Inc.(a)	3,907	168,939
Bright Horizons Family Solutions, Inc.(a)(b)	5,107	495,532
Carriage Services, Inc.	1,293	41,854
Chegg, Inc.(a)	10,781	109,211
Coursera, Inc.(a)	11,993	188,170
Duolingo, Inc.(a)	2,526	392,010
European Wax Center, Inc., Class A(a)	3,136	60,744
Frontdoor, Inc.(a)	7,527	262,843
Graham Holdings Co., Class B	332	194,801
Grand Canyon Education, Inc.(a)	2,691	292,108
H&R Block, Inc.	13,982	469,935
Laureate Education, Inc., Class A	11,541	147,956
Lincoln Educational Services Corp.(a)	2,207	15,692
Mister Car Wash, Inc.(a)	6,992	69,431
Nerdy, Inc.(a)	6,648	32,841
OneSpaWorld Holdings Ltd.(a)	6,724	86,370
Perdoceo Education Corp.(a)	5,709	76,215
Rover Group, Inc.(a)	7,950	43,566
Service Corp. International	13,334	888,711
Strategic Education, Inc.	1,929	144,868
Stride, Inc.(a)	3,955	151,120
Udemy, Inc.(a)	7,949	93,878
Universal Technical Institute, Inc.(a)	2,735	19,911
WW International, Inc.(a)(b)	4,188	48,790

		4,641,526

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	6,421	123,283
Alpine Income Property Trust, Inc.	1,746	29,665
American Assets Trust, Inc.	4,268	96,030
Armada Hoffler Properties, Inc.	6,122	76,035
Broadstone Net Lease, Inc.	17,473	284,810
CTO Realty Growth, Inc.	2,063	36,103
Empire State Realty Trust, Inc., Class A	10,861	97,206
Essential Properties Realty Trust, Inc.	13,773	338,127
Gladstone Commercial Corp.	3,405	45,287
Global Net Lease, Inc.	9,163	97,952
NexPoint Diversified Real Estate Trust	3,334	38,974
One Liberty Properties, Inc.	1,851	37,816
Star Holdings(a)	1,012	15,777

		1,317,065

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,497	42,021
AST SpaceMobile, Inc.(a)(b)	5,804	24,899
ATN International, Inc.	895	32,524
Bandwidth, Inc., Class A(a)	2,869	43,465
Charge Enterprises, Inc.(a)	8,933	8,494
Cogent Communications Holdings, Inc.	3,801	232,773
Consolidated Communications Holdings, Inc.(a)	6,031	21,591
EchoStar Corp., Class A(a)	2,906	56,464
ESC GCI Liberty, Inc. (c)	6,184	—
Frontier Communications Parent, Inc.(a)	21,921	399,181
Globalstar, Inc.(a)	59,742	64,521
IDT Corp., Class B(a)	1,333	31,619
Iridium Communications, Inc.	11,259	591,660
Liberty Latin America Ltd., Class A(a)	4,237	35,591

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C(a)	11,347	$94,407
Lumen Technologies, Inc.	90,568	162,117
Ooma, Inc.(a)(b)	1,841	27,615
Radius Global Infrastructure, Inc., Class A(a)	7,648	114,032

		1,982,974

Electric Utilities — 0.9%
ALLETE, Inc.	5,124	294,271
Genie Energy Ltd., Class B	1,682	22,556
Hawaiian Electric Industries, Inc.	10,281	394,688
IDACORP, Inc.	4,686	481,814
MGE Energy, Inc.	3,178	255,003
NRG Energy, Inc.	20,861	792,509
OGE Energy Corp.	18,281	660,858
Otter Tail Corp.	3,777	305,975
Pinnacle West Capital Corp.	10,280	851,390
PNM Resources, Inc.	7,844	351,568
Portland General Electric Co.	8,985	428,315

		4,838,947

Electrical Equipment — 2.0%
Acuity Brands, Inc.(b)	2,858	472,256
Allied Motion Technologies, Inc.	1,123	43,685
Array Technologies, Inc.(a)	13,874	264,300
Atkore, Inc.(a)(b)	3,517	558,042
Babcock & Wilcox Enterprises, Inc.(a)	4,750	26,030
Blink Charging Co.(a)(b)	4,428	28,339
Bloom Energy Corp., Class A(a)	17,171	306,674
ChargePoint Holdings, Inc.(a)(b)	25,227	218,466
Encore Wire Corp.(b)	1,477	252,109
Energy Vault Holdings, Inc.(a)(b)	7,336	24,576
EnerSys	3,642	394,501
Enovix Corp.(a)	12,141	261,274
Eos Energy Enterprises, Inc.(a)(b)	10,433	25,665
ESS Tech, Inc.(a)(b)	7,607	14,682
Fluence Energy, Inc.(a)	3,786	110,703
FTC Solar, Inc.(a)	3,742	14,220
FuelCell Energy, Inc.(a)	35,341	77,397
Generac Holdings, Inc.(a)	5,492	844,120
GrafTech International Ltd.	19,752	104,291
Hubbell, Inc.	4,833	1,507,896
LSI Industries, Inc.	2,447	30,832
NEXTracker, Inc., Class A(a)	4,044	171,263
NuScale Power Corp.(a)	5,028	38,112
nVent Electric PLC	14,832	784,316
Plug Power, Inc.(a)	46,475	609,752
Powell Industries, Inc.	745	45,281
Preformed Line Products Co.	205	35,570
Regal Rexnord Corp.	5,964	931,458
Sensata Technologies Holding PLC	13,592	574,262
SES AI Corp.(a)	12,887	40,465
Shoals Technologies Group, Inc., Class A(a)(b)	15,725	408,221
SKYX Platforms Corp.(a)	5,493	11,645
Stem, Inc.(a)(b)	12,417	87,788
SunPower Corp.(a)(b)	8,783	86,688
Sunrun, Inc.(a)(b)	18,917	359,045
Thermon Group Holdings, Inc.(a)	2,845	78,550
TPI Composites, Inc.(a)(b)	3,470	20,612
Vertiv Holdings Co.	29,157	758,374
Vicor Corp.(a)	2,120	195,612

		10,817,072

Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)	1,646	11,456

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Advanced Energy Industries, Inc.	3,292	$412,093
Aeva Technologies, Inc.(a)	8,010	10,012
Akoustis Technologies, Inc.(a)(b)	4,542	10,855
Arlo Technologies, Inc.(a)	7,377	83,803
Arrow Electronics, Inc.(a)	5,183	738,785
Avnet, Inc.	8,169	396,196
Badger Meter, Inc.	2,682	441,564
Bel Fuse, Inc., Class B	933	50,055
Belden, Inc.	3,899	376,799
Benchmark Electronics, Inc.	3,639	96,470
Climb Global Solutions, Inc.	389	18,820
Cognex Corp.	15,597	851,908
Coherent Corp.(a)	10,987	520,344
CTS Corp.	2,851	127,240
Daktronics, Inc.(a)	3,526	25,352
ePlus, Inc.(a)	2,584	145,608
Evolv Technologies Holdings, Inc.(a)	10,114	66,550
Fabrinet(a)	3,245	401,212
FARO Technologies, Inc.(a)(b)	1,527	25,333
Insight Enterprises, Inc.(a)(b)	2,637	386,822
IPG Photonics Corp.(a)	2,688	353,338
Iteris, Inc.(a)(b)	4,146	17,247
Itron, Inc.(a)	4,210	331,201
Jabil, Inc.	11,695	1,294,286
Kimball Electronics, Inc.(a)	2,023	59,031
Knowles Corp.(a)(b)	8,766	160,155
Lightwave Logic, Inc.(a)(b)	11,666	78,395
Littelfuse, Inc.	2,178	663,419
Luna Innovations, Inc.(a)(b)	2,954	26,704
Methode Electronics, Inc.	3,134	105,428
MicroVision, Inc.(a)(b)	15,033	60,132
Mirion Technologies, Inc.(a)(b)	18,067	136,406
Napco Security Technologies, Inc.	2,900	108,692
National Instruments Corp.	11,821	697,439
nLight, Inc.(a)	3,525	50,760
Novanta, Inc.(a)	3,179	562,365
OSI Systems, Inc.(a)	1,395	166,326
PAR Technology Corp.(a)(b)	2,396	82,878
PC Connection, Inc.	1,027	49,717
Plexus Corp.(a)	2,361	232,535
Richardson Electronics Ltd.	1,153	15,911
Rogers Corp.(a)	1,619	272,980
Sanmina Corp.(a)	5,041	309,820
ScanSource, Inc.(a)	2,893	87,050
SmartRent, Inc.(a)	17,310	68,894
TD SYNNEX Corp.	3,776	372,729
TTM Technologies, Inc.(a)	8,814	126,569
Vishay Intertechnology, Inc.	11,266	317,138
Vishay Precision Group, Inc.(a)	1,053	39,393
Vontier Corp.	13,858	428,628

		12,472,843

Energy Equipment & Services — 1.4%
Archrock, Inc.	13,488	157,270
Atlas Energy Solutions, Inc., Class A	1,665	32,884
Borr Drilling Ltd.(a)	19,971	175,345
Bristow Group, Inc.(a)	2,083	64,094
Cactus, Inc., Class A	5,666	287,720
ChampionX Corp.	17,774	632,754
Core Laboratories, Inc.	4,237	110,120
Diamond Offshore Drilling, Inc.(a)	8,757	138,623
DMC Global, Inc.(a)	1,549	29,214

Security	Shares	Value

Energy Equipment & Services (continued)
Dril-Quip, Inc.(a)	2,900	$75,081
Expro Group Holdings NV(a)	8,443	187,350
Forum Energy Technologies, Inc.(a)	870	23,673
Helix Energy Solutions Group, Inc.(a)	12,508	120,077
Helmerich & Payne, Inc.	9,505	425,539
KLX Energy Services Holdings, Inc.(a)	1,764	20,692
Liberty Energy, Inc., Class A	14,958	246,358
Mammoth Energy Services, Inc.(a)	3,130	15,306
Nabors Industries Ltd.(a)	774	94,807
Newpark Resources, Inc.(a)	7,114	39,269
NexTier Oilfield Solutions, Inc.(a)	17,262	205,763
Noble Corp. PLC(a)	9,549	499,126
NOV, Inc.	35,854	719,948
Oceaneering International, Inc.(a)	9,537	214,106
Oil States International, Inc.(a)	5,105	41,044
Patterson-UTI Energy, Inc.	18,457	292,359
ProFrac Holding Corp., Class A(a)	2,052	26,409
ProPetro Holding Corp.(a)	8,069	84,240
Ranger Energy Services, Inc.(a)	1,414	14,847
RPC, Inc.	8,334	69,339
SEACOR Marine Holdings, Inc.(a)	2,135	24,531
Seadrill Ltd.(a)	4,767	233,154
Select Water Solutions, Inc., Class A	8,144	68,491
Solaris Oilfield Infrastructure, Inc., Class A	3,187	34,834
TechnipFMC PLC(a)	39,592	726,117
TETRA Technologies, Inc.(a)	10,502	47,154
Tidewater, Inc.(a)	4,279	270,048
U.S. Silica Holdings, Inc.(a)	6,759	87,935
Valaris Ltd.(a)	5,487	421,402
Weatherford International PLC(a)	6,517	541,563

		7,498,586

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	48,356	240,329
Atlanta Braves Holdings, Inc.(b)	890	42,133
Atlanta Braves Holdings, Inc., Class C(a)	3,287	133,847
Cinemark Holdings, Inc.(a)	9,514	158,789
IMAX Corp.(a)	3,856	70,989
Lions Gate Entertainment Corp., Class A(a)(b)	2,891	22,203
Lions Gate Entertainment Corp., Class B(a)	12,858	94,120
Loop Media, Inc.(a)(b)	4,685	10,775
Madison Square Garden Entertainment Corp.(a)	3,875	135,005
Madison Square Garden Sports Corp.	1,659	352,952
Marcus Corp.	2,987	46,597
Playstudios, Inc.(a)	6,469	31,892
Playtika Holding Corp.(a)	2,538	30,304
Reservoir Media, Inc.(a)(b)	1,932	10,549
Roku, Inc.(a)	11,156	1,073,988
Sphere Entertainment Co.(a)(b)	2,294	97,380
Vivid Seats, Inc., Class A(a)	2,502	20,842
World Wrestling Entertainment, Inc., Class A	3,969	416,745

		2,989,439

Financial Services — 2.1%
Acacia Research Corp.(a)(b)	3,963	15,812
Affirm Holdings, Inc.(a)(b)	19,427	376,689
Alerus Financial Corp.	2,255	44,604
A-Mark Precious Metals, Inc.	1,576	64,285
AvidXchange Holdings, Inc.(a)	14,194	176,148
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	56,271
Cannae Holdings, Inc.(a)	6,186	126,071
Cantaloupe, Inc.(a)	4,940	38,087

34	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Cass Information Systems, Inc.	1,394	$52,902
Compass Diversified Holdings	5,535	124,704
Enact Holdings, Inc.	2,775	75,480
Equitable Holdings, Inc.	33,181	951,963
Essent Group Ltd.	9,858	488,957
Euronet Worldwide, Inc.(a)	4,267	374,941
EVERTEC, Inc.	5,861	230,513
Federal Agricultural Mortgage Corp., Class C	850	136,637
Finance of America Cos., Inc., Class A(a)	1,542	3,069
Flywire Corp.(a)	8,911	304,222
Home Point Capital, Inc.(a)	696	1,615
I3 Verticals, Inc., Class A(a)	1,955	48,895
International Money Express, Inc.(a)	2,814	68,183
Jack Henry & Associates, Inc.	6,663	1,116,519
Jackson Financial, Inc., Class A	7,611	251,315
Marqeta, Inc., Class A(a)	44,032	245,699
Merchants Bancorp	1,499	47,383
MGIC Investment Corp.	25,574	428,109
Mr. Cooper Group, Inc.(a)(b)	6,113	354,371
NewtekOne, Inc.(b)	2,325	41,385
NMI Holdings, Inc., Class A(a)	7,922	211,597
Ocwen Financial Corp.(a)	650	21,944
Pagseguro Digital Ltd., Class A(a)	17,538	199,232
Payoneer Global, Inc.(a)	21,351	113,587
Paysafe Ltd.(a)	3,921	47,170
Paysign, Inc.(a)	6,533	12,543
PennyMac Financial Services, Inc.	2,383	179,273
Priority Technology Holdings, Inc.(a)	789	3,550
Radian Group, Inc.	13,594	366,086
Remitly Global, Inc.(a)	7,466	143,944
Repay Holdings Corp.(a)	8,242	68,821
Security National Financial Corp., Class A(a)	1,775	15,158
Shift4 Payments, Inc., Class A(a)(b)	4,811	331,911
StoneCo Ltd., Class A(a)	26,664	386,361
TFS Financial Corp.	5,043	73,174
Toast, Inc., Class A(a)(b)	32,061	707,586
UWM Holdings Corp.(b)	8,390	55,038
Velocity Financial, Inc.(a)	531	6,574
Voya Financial, Inc.	8,491	630,542
Walker & Dunlop, Inc.	2,808	255,472
Waterstone Financial, Inc.	2,085	29,086
Western Union Co.	25,339	308,629
WEX, Inc.(a)	3,856	730,134

		11,142,241

Food Products — 1.0%
Alico, Inc.	665	17,223
B&G Foods, Inc.	6,401	84,877
Benson Hill, Inc.(a)	15,385	21,385
Beyond Meat, Inc.(a)(b)	5,249	90,283
BRC, Inc.(a)	2,634	12,064
Calavo Growers, Inc.	1,546	58,331
Cal-Maine Foods, Inc.	3,579	165,314
Darling Ingredients, Inc.(a)	14,285	989,236
Dole PLC	6,354	83,936
Flowers Foods, Inc.	17,204	425,111
Fresh Del Monte Produce, Inc.	3,235	85,986
Freshpet, Inc.(a)(b)	4,222	310,486
Hain Celestial Group, Inc.(a)	7,856	99,536
Hostess Brands, Inc.(a)	11,993	288,312
Ingredion, Inc.	6,027	670,564
J & J Snack Foods Corp.	1,294	207,454

Security	Shares	Value

Food Products (continued)
John B Sanfilippo & Son, Inc.	770	$83,861
Lancaster Colony Corp.	1,781	343,074
Limoneira Co.	1,676	26,012
Mission Produce, Inc.(a)	4,680	54,382
Pilgrim’s Pride Corp.(a)	4,149	102,771
Post Holdings, Inc.(a)	4,876	415,923
Seaboard Corp.	22	79,310
Seneca Foods Corp., Class A(a)	468	18,048
Simply Good Foods Co.(a)	8,281	320,557
Sovos Brands, Inc.(a)	3,563	63,421
SunOpta, Inc.(a)	8,146	54,008
TreeHouse Foods, Inc.(a)	4,742	244,735
Utz Brands, Inc.	6,479	108,523
Vital Farms, Inc.(a)	2,735	31,999
Westrock Coffee Co.(a)(b)	2,565	28,459

		5,585,181

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	9,029	421,835
Chesapeake Utilities Corp.	1,524	180,198
National Fuel Gas Co.	8,001	424,933
New Jersey Resources Corp.	8,668	387,460
Northwest Natural Holding Co.	3,316	142,489
ONE Gas, Inc.	5,108	404,196
RGC Resources, Inc.	698	14,044
Southwest Gas Holdings, Inc.	5,492	362,142
Spire, Inc.	4,553	289,434
UGI Corp.	18,984	512,378

		3,139,109

Ground Transportation — 1.2%
ArcBest Corp.	2,262	263,116
Avis Budget Group, Inc.(a)(b)	1,881	414,365
Covenant Logistics Group, Inc.	777	42,548
Daseke, Inc.(a)	3,249	25,277
FTAI Infrastructure, Inc.	9,147	32,472
Heartland Express, Inc.(b)	3,946	64,517
Hertz Global Holdings, Inc.(a)(b)	11,978	201,829
Knight-Swift Transportation Holdings, Inc.	14,137	858,823
Landstar System, Inc.	3,235	658,614
Lyft, Inc., Class A(a)(b)	27,484	349,322
Marten Transport Ltd.	5,059	114,637
PAM Transportation Services, Inc.(a)	732	18,930
RXO, Inc.(a)	10,347	228,151
Ryder System, Inc.	4,246	433,729
Saia, Inc.(a)	2,393	1,012,574
Schneider National, Inc., Class B	5,233	161,229
TuSimple Holdings, Inc., Class A(a)	13,022	30,471
U-Haul Holding Co.(b)	7,143	408,651
U-Haul Holding Co.	915	55,687
Universal Logistics Holdings, Inc.	635	19,742
Werner Enterprises, Inc.	5,557	261,290
XPO, Inc.(a)	10,233	708,533

		6,364,507

Health Care Equipment & Supplies — 2.6%
Accuray, Inc.(a)(b)	8,603	36,649
Alphatec Holdings, Inc.(a)	7,340	129,698
AngioDynamics, Inc.(a)	3,024	26,279
Artivion, Inc.(a)	3,333	58,061
AtriCure, Inc.(a)	4,293	237,617
Atrion Corp.	113	63,349
Avanos Medical, Inc.(a)	4,030	98,614
Axogen, Inc.(a)	3,861	33,359

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Axonics, Inc.(a)(b)	4,532	$273,597
Beyond Air, Inc.(a)	2,919	10,538
Butterfly Network, Inc.(a)(b)	12,367	31,783
Cerus Corp.(a)	14,502	44,521
ClearPoint Neuro, Inc.(a)	2,678	18,398
CONMED Corp.	2,784	337,003
Cutera, Inc.(a)	1,662	33,257
CVRx, Inc.(a)	1,038	18,611
DENTSPLY SIRONA, Inc.	19,004	789,046
Embecta Corp.	5,066	108,108
Enovis Corp.(a)	4,838	309,148
Envista Holdings Corp.(a)	15,105	519,763
Glaukos Corp.(a)	4,254	328,153
Globus Medical, Inc., Class A(a)	7,292	439,489
Haemonetics Corp.(a)	4,572	421,721
ICU Medical, Inc.(a)(b)	1,771	315,557
Inari Medical, Inc.(a)	4,594	262,180
Inmode Ltd.(a)(b)	6,859	294,320
Inogen, Inc.(a)	2,259	18,456
Inspire Medical Systems, Inc.(a)	2,594	746,579
Integer Holdings Corp.(a)(b)	2,872	265,602
Integra LifeSciences Holdings Corp.(a)	6,589	299,602
iRadimed Corp.	566	24,864
iRhythm Technologies, Inc.(a)(b)	2,710	284,713
KORU Medical Systems, Inc.(a)	3,733	9,706
Lantheus Holdings, Inc.(a)	6,033	521,794
LeMaitre Vascular, Inc.	1,873	118,430
LivaNova PLC(a)	4,970	290,496
Masimo Corp.(a)	4,273	522,588
Merit Medical Systems, Inc.(a)	4,988	372,454
Mesa Laboratories, Inc.	475	61,113
Nano-X Imaging Ltd.(a)(b)	4,692	58,181
Neogen Corp.(a)	19,834	459,950
Nevro Corp.(a)	3,029	75,695
Novocure Ltd.(a)	9,327	304,433
NuVasive, Inc.(a)	4,942	203,660
Omnicell, Inc.(a)	4,213	266,051
OraSure Technologies, Inc.(a)	6,064	28,622
Orthofix Medical, Inc.(a)	2,865	56,412
OrthoPediatrics Corp.(a)	1,544	64,462
Outset Medical, Inc.(a)(b)	4,223	86,909
Paragon 28, Inc.(a)	3,871	68,401
Penumbra, Inc.(a)	3,273	992,897
PROCEPT BioRobotics Corp.(a)	3,252	111,999
Pulmonx Corp.(a)	2,921	40,894
Pulse Biosciences, Inc.(a)(b)	2,389	18,873
QuidelOrtho Corp.(a)	4,746	414,610
RxSight, Inc.(a)	2,526	84,293
Sanara Medtech, Inc.(a)(b)	346	14,484
Semler Scientific, Inc.(a)	563	13,822
Shockwave Medical, Inc.(a)(b)	3,321	865,453
SI-BONE, Inc.(a)	2,903	74,781
Sight Sciences, Inc.(a)	1,934	17,019
Silk Road Medical, Inc.(a)	3,232	73,819
STAAR Surgical Co.(a)(b)	4,354	238,469
Surmodics, Inc.(a)	1,069	34,283
Tactile Systems Technology, Inc.(a)(b)	2,279	52,212
Tandem Diabetes Care, Inc.(a)(b)	6,173	215,561
Tela Bio, Inc.(a)	1,497	14,656
TransMedics Group, Inc.(a)	2,806	261,463
Treace Medical Concepts, Inc.(a)	4,034	91,935
UFP Technologies, Inc.(a)	660	128,479

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Utah Medical Products, Inc.	250	$24,582
Varex Imaging Corp.(a)(b)	3,308	77,043
Vicarious Surgical, Inc.(a)	5,566	9,128
Zimvie, Inc.(a)	1,812	24,861
Zynex, Inc.(a)	1,666	16,260

		14,359,868

Health Care Providers & Services — 2.2%
23andMe Holding Co., Class A(a)	22,960	44,083
Acadia Healthcare Co., Inc.(a)	8,060	636,982
Accolade, Inc.(a)(b)	5,919	88,903
AdaptHealth Corp.(a)(b)	6,288	86,397
Addus HomeCare Corp.(a)	1,435	131,403
Agiliti, Inc.(a)	2,280	39,148
agilon health, Inc.(a)(b)	25,475	487,846
AirSculpt Technologies, Inc.(b)	1,598	14,494
Alignment Healthcare, Inc.(a)	6,496	40,340
Amedisys, Inc.(a)	2,965	269,341
AMN Healthcare Services, Inc.(a)	3,709	397,419
Apollo Medical Holdings, Inc.(a)	3,866	141,612
Aveanna Healthcare Holdings, Inc.(a)	2,434	4,211
Brookdale Senior Living, Inc.(a)(b)	16,156	56,869
Cano Health, Inc.(a)	24,047	35,349
CareMax, Inc.(a)	5,496	13,135
Castle Biosciences, Inc.(a)	2,129	35,874
Chemed Corp.	1,332	694,092
Community Health Systems, Inc.(a)	10,482	46,016
CorVel Corp.(a)	765	156,488
Cross Country Healthcare, Inc.(a)	3,381	87,230
DaVita, Inc.(a)(b)	4,979	507,808
DocGo, Inc.(a)	6,893	57,832
Encompass Health Corp.	9,052	597,704
Enhabit, Inc.(a)(b)	4,308	59,149
Ensign Group, Inc.	4,814	466,332
Fulgent Genetics, Inc.(a)	1,832	71,137
Guardant Health, Inc.(a)	9,799	382,357
HealthEquity, Inc.(a)	7,673	521,304
Henry Schein, Inc.(a)	11,687	920,819
Hims & Hers Health, Inc.(a)	10,833	97,172
InfuSystem Holdings, Inc.(a)	1,767	18,235
Innovage Holding Corp.(a)	2,921	21,031
Invitae Corp.(a)(b)	21,028	29,860
Joint Corp.(a)	1,125	15,187
LifeStance Health Group, Inc.(a)	9,298	87,308
ModivCare, Inc.(a)	1,111	48,595
National HealthCare Corp.	1,076	63,505
National Research Corp.	1,346	57,757
NeoGenomics, Inc.(a)	11,782	204,182
OPKO Health, Inc.(a)	41,274	76,770
Option Care Health, Inc.(a)	15,546	525,144
Owens & Minor, Inc.(a)	7,087	136,354
P3 Health Partners, Inc.(a)	3,386	7,517
Patterson Cos., Inc.	8,002	263,186
Pediatrix Medical Group, Inc.(a)	8,309	114,083
Pennant Group, Inc.(a)	2,217	25,451
PetIQ, Inc.(a)	2,381	39,858
Premier, Inc., Class A	10,465	290,404
Privia Health Group, Inc.(a)	6,021	168,106
Progyny, Inc.(a)	6,910	288,562
Quipt Home Medical Corp.(a)	3,438	18,256
R1 RCM, Inc.(a)(b)	13,684	236,459
RadNet, Inc.(a)	4,656	154,020
Select Medical Holdings Corp.	8,987	269,700

36	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners, Inc.(a)	5,961	$230,273
Tenet Healthcare Corp.(a)	9,106	680,491
U.S. Physical Therapy, Inc.	1,177	136,850
Universal Health Services, Inc., Class B	5,458	758,444
Viemed Healthcare, Inc.(a)	2,808	23,728

		12,178,162

Health Care REITs — 0.6%
CareTrust REIT, Inc.	9,042	187,983
Community Healthcare Trust, Inc.	2,048	72,171
Diversified Healthcare Trust	21,017	43,926
Global Medical REIT, Inc.	5,068	50,173
Healthcare Realty Trust, Inc.	34,221	668,336
LTC Properties, Inc.	3,659	122,796
Medical Properties Trust, Inc.	54,900	553,941
National Health Investors, Inc.	3,735	205,089
Omega Healthcare Investors, Inc.	21,604	689,168
Physicians Realty Trust	20,956	308,891
Sabra Health Care REIT, Inc.	20,401	265,009
Universal Health Realty Income Trust	1,190	56,799

		3,224,282

Health Care Technology — 0.4%
American Well Corp., Class A(a)	26,639	65,266
Babylon Holdings Ltd./Jersey, Class A(a)	515	15
Certara, Inc.(a)	11,094	216,000
Computer Programs and Systems, Inc.(a)	1,293	33,902
Definitive Healthcare Corp.(a)(b)	4,523	53,507
Doximity, Inc., Class A(a)(b)	9,643	344,544
Evolent Health, Inc., Class A(a)	9,700	294,783
Health Catalyst, Inc.(a)	4,693	65,843
HealthStream, Inc.	2,051	46,107
Multiplan Corp.(a)	38,302	82,349
NextGen Healthcare, Inc.(a)	5,101	84,830
OptimizeRx Corp.(a)	1,521	21,218
Phreesia, Inc.(a)	4,840	153,525
Schrodinger, Inc.(a)	5,056	264,479
Sharecare, Inc.(a)	27,303	37,951
Simulations Plus, Inc.	1,652	82,270
Teladoc Health, Inc.(a)(b)	15,074	448,753
Veradigm, Inc.(a)	9,506	128,521

		2,423,863

Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	20,016	310,248
Braemar Hotels & Resorts, Inc.	5,143	19,029
Chatham Lodging Trust	4,196	40,282
DiamondRock Hospitality Co.	18,011	153,093
Hersha Hospitality Trust, Class A	2,849	17,835
Host Hotels & Resorts, Inc.	64,817	1,192,633
Park Hotels & Resorts, Inc.	20,642	281,350
Pebblebrook Hotel Trust(b)	11,160	172,422
RLJ Lodging Trust	14,583	150,205
Ryman Hospitality Properties, Inc.	5,136	489,409
Service Properties Trust	13,687	116,203
Summit Hotel Properties, Inc.	8,770	56,479
Sunstone Hotel Investors, Inc.	18,529	188,810
Xenia Hotels & Resorts, Inc.	9,654	122,606

		3,310,604

Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc.(a)	4,658	53,101
Aramark	21,114	852,372
Bally’s Corp.(a)	2,337	38,046

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc., Class B(a)	53	$10,767
BJ’s Restaurants, Inc.(a)	1,894	71,328
Bloomin’ Brands, Inc.	7,684	206,469
Bluegreen Vacations Holding Corp.	1,141	44,602
Bowlero Corp.(a)	2,427	29,440
Boyd Gaming Corp.	6,908	471,955
Brinker International, Inc.(a)	3,927	154,253
Carrols Restaurant Group, Inc.(a)	3,247	19,125
Century Casinos, Inc.(a)	1,954	15,534
Cheesecake Factory, Inc.	4,273	157,161
Choice Hotels International, Inc.	2,771	362,308
Churchill Downs, Inc.	6,378	738,891
Chuy’s Holdings, Inc.(a)(b)	1,543	64,173
Cracker Barrel Old Country Store, Inc.	2,003	186,680
Dave & Buster’s Entertainment, Inc.(a)	4,077	186,727
Denny’s Corp.(a)	4,696	55,225
Dine Brands Global, Inc.	1,667	100,553
El Pollo Loco Holdings, Inc.	2,705	28,808
Everi Holdings, Inc.(a)	7,371	109,386
Fiesta Restaurant Group, Inc.(a)	1,673	12,882
First Watch Restaurant Group, Inc.(a)(b)	1,718	32,024
Full House Resorts, Inc.(a)	3,313	21,269
Global Business Travel Group I(a)(b)	2,686	18,909
Golden Entertainment, Inc.(a)	1,736	73,502
Hilton Grand Vacations, Inc.(a)	7,130	331,545
Hyatt Hotels Corp., Class A	4,313	544,948
Inspired Entertainment, Inc.(a)	2,141	26,955
International Game Technology PLC	9,957	336,845
Jack in the Box, Inc.	1,881	186,990
Krispy Kreme, Inc.	7,638	117,625
Kura Sushi USA, Inc., Class A(a)	525	52,243
Life Time Group Holdings, Inc.(a)(b)	4,361	78,891
Light & Wonder, Inc., Class A(a)	8,304	583,771
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	34,869
Marriott Vacations Worldwide Corp.	3,303	424,469
Monarch Casino & Resort, Inc.	1,230	85,264
Mondee Holdings, Inc.	4,008	34,309
Nathan’s Famous, Inc.	181	14,498
Noodles & Co.(a)	3,368	12,293
Norwegian Cruise Line Holdings Ltd.(a)(b)	38,146	841,882
ONE Group Hospitality, Inc.(a)(b)	2,056	15,153
Papa John’s International, Inc.	3,119	257,941
Penn Entertainment, Inc.(a)(b)	14,323	376,552
Planet Fitness, Inc., Class A(a)	7,632	515,465
PlayAGS, Inc.(a)	3,517	23,283
Portillo’s, Inc., Class A(a)	3,869	89,180
Potbelly Corp.(a)	2,295	21,917
RCI Hospitality Holdings, Inc.	737	51,406
Red Robin Gourmet Burgers, Inc.(a)	1,528	22,232
Red Rock Resorts, Inc., Class A	4,214	204,379
Rush Street Interactive, Inc.(a)	6,429	24,623
Sabre Corp.(a)	29,112	119,359
SeaWorld Entertainment, Inc.(a)	3,443	190,639
Shake Shack, Inc., Class A(a)(b)	3,371	261,792
Six Flags Entertainment Corp.(a)	6,700	160,130
Super Group SGHC Ltd.(a)	12,370	37,481
Sweetgreen, Inc., Class A(a)	8,936	134,666
Target Hospitality Corp.(a)	2,521	32,193
Texas Roadhouse, Inc.	5,967	665,619
Travel & Leisure Co.	7,041	286,780
Vail Resorts, Inc.	3,656	860,951
Wendy’s Co.	16,054	345,000

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	2,677	$451,289
Wyndham Hotels & Resorts, Inc.	7,564	589,387
Wynn Resorts Ltd.	9,372	1,021,361
Xponential Fitness, Inc., Class A(a)	2,323	49,062

		14,630,727

Household Durables — 2.0%
Beazer Homes USA, Inc.(a)	2,976	100,083
Cavco Industries, Inc.(a)	765	226,172
Century Communities, Inc.	2,749	212,278
Cricut, Inc., Class A, Class A(b)	4,189	49,682
Dream Finders Homes, Inc., Class A(a)(b)	2,017	51,434
Ethan Allen Interiors, Inc.	2,152	67,723
GoPro, Inc., Class A(a)	11,108	45,432
Green Brick Partners, Inc.(a)	2,304	130,222
Helen of Troy Ltd.(a)	2,210	312,273
Hooker Furnishings Corp.	1,245	24,987
Hovnanian Enterprises, Inc., Class A(a)	450	47,979
Installed Building Products, Inc.	2,077	307,438
iRobot Corp.(a)	2,647	105,880
KB Home	6,493	350,427
Landsea Homes Corp.(a)	110	1,086
La-Z-Boy, Inc.	4,252	133,385
Legacy Housing Corp.(a)	600	14,232
Leggett & Platt, Inc.	11,768	344,332
LGI Homes, Inc.(a)	1,769	245,449
Lovesac Co.(a)	1,199	35,107
M/I Homes, Inc.(a)	2,578	257,800
MDC Holdings, Inc.	5,100	261,528
Meritage Homes Corp.	3,180	473,661
Mohawk Industries, Inc.(a)	4,886	519,577
Newell Brands, Inc.	34,117	380,746
PulteGroup, Inc.	19,893	1,678,770
Purple Innovation, Inc.	4,336	13,528
Skyline Champion Corp.(a)	4,901	341,404
Snap One Holdings Corp.(a)	2,384	23,220
Sonos, Inc.(a)	11,180	191,625
Taylor Morrison Home Corp.(a)	9,384	454,373
Tempur Sealy International, Inc.	15,335	684,401
Toll Brothers, Inc.	10,186	818,241
TopBuild Corp.(a)	2,854	781,796
Traeger, Inc.(a)(b)	3,244	14,468
Tri Pointe Homes, Inc.(a)	9,114	290,554
United Homes Group, Inc.(a)(b)	1,384	15,736
Vizio Holding Corp., Class A(a)	7,948	59,213
VOXX International Corp.(a)	1,266	11,698
Vuzix Corp.(a)(b)	4,194	22,144
Whirlpool Corp.	4,815	694,612

		10,794,696

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	915	37,039
Central Garden & Pet Co., Class A(a)	3,396	129,795
Energizer Holdings, Inc.	6,486	231,550
Oil-Dri Corp. of America	420	26,363
Reynolds Consumer Products, Inc.	4,936	136,629
Spectrum Brands Holdings, Inc.	3,714	291,215
WD-40 Co.(b)	1,174	269,433

		1,122,024

Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(a)	5,233	35,637
Brookfield Renewable Corp., Class A	11,991	373,760
Clearway Energy, Inc., Class A	2,933	72,357

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C	7,540	$199,131
Montauk Renewables, Inc.(a)	5,882	51,468
Ormat Technologies, Inc.(b)	4,914	399,508
Sunnova Energy International, Inc.(a)(b)	9,502	167,805
Vistra Corp.	33,932	952,132

		2,251,798

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,209	45,329

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	24,317	788,357
EastGroup Properties, Inc.	3,965	702,519
First Industrial Realty Trust, Inc.	11,655	602,563
Innovative Industrial Properties, Inc.	2,417	191,499
LXP Industrial Trust	26,693	268,799
Plymouth Industrial REIT, Inc.	4,007	91,239
Rexford Industrial Realty, Inc.	18,041	993,879
STAG Industrial, Inc.	16,050	582,615
Terreno Realty Corp.	7,173	425,646

		4,647,116

Insurance — 3.0%
Ambac Financial Group, Inc.(a)	3,758	53,138
American Equity Investment Life Holding Co.(a)	7,105	381,325
American Financial Group, Inc.	7,000	851,270
AMERISAFE, Inc.	1,764	91,940
Argo Group International Holdings Ltd.	2,813	83,546
Assurant, Inc.	4,596	618,208
Assured Guaranty Ltd.	5,251	313,905
Axis Capital Holdings Ltd.	7,423	409,156
Brighthouse Financial, Inc.(a)	6,351	331,078
BRP Group, Inc., Class A(a)(b)	5,321	132,546
CNO Financial Group, Inc.	11,514	296,140
Crawford & Co., Class A	1,507	14,482
Donegal Group, Inc., Class A	2,178	31,733
eHealth, Inc.(a)	1,827	13,812
Employers Holdings, Inc.	1,304	50,374
Enstar Group Ltd.(a)	1,127	288,377
Everest Group Ltd.	3,861	1,391,929
F&G Annuities & Life, Inc.	1,633	42,785
First American Financial Corp.	9,231	585,061
Genworth Financial, Inc., Class A(a)	32,819	192,319
Globe Life, Inc.	8,585	962,979
GoHealth, Inc., Class A(a)	784	14,520
Goosehead Insurance, Inc., Class A(a)	1,932	129,193
Greenlight Capital Re Ltd., Class A(a)(b)	2,446	25,145
Hanover Insurance Group, Inc.	3,411	387,080
HCI Group, Inc.	656	41,203
Hippo Holdings, Inc.(a)(b)	588	10,114
Horace Mann Educators Corp.	2,534	76,349
Investors Title Co.	146	22,856
James River Group Holdings Ltd.	2,003	37,035
Kemper Corp.	5,609	285,891
Kingsway Financial Services, Inc.(a)	1,645	13,769
Kinsale Capital Group, Inc.	1,968	733,336
Lemonade, Inc.(a)(b)	4,817	111,995
Lincoln National Corp.	15,292	428,788
Maiden Holdings Ltd.(a)	9,593	18,706
MBIA, Inc.(a)(b)	4,394	38,404
Mercury General Corp.	2,379	76,556
National Western Life Group, Inc., Class A	203	85,599
NI Holdings, Inc.(a)	788	10,977
Old Republic International Corp.	25,808	711,527

38	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Oscar Health, Inc., Class A(a)	13,922	$104,693
Palomar Holdings, Inc.(a)	2,349	142,255
Primerica, Inc.	3,405	724,243
ProAssurance Corp.	2,856	47,981
Reinsurance Group of America, Inc.	6,132	860,626
RenaissanceRe Holdings Ltd.	4,461	833,136
RLI Corp.	3,616	482,411
Ryan Specialty Holdings, Inc.(a)	8,561	371,034
Safety Insurance Group, Inc.	854	61,488
Selective Insurance Group, Inc.	5,447	562,076
Selectquote, Inc.(a)	12,310	23,266
SiriusPoint Ltd.(a)	7,962	74,365
Skyward Specialty Insurance Group, Inc.(a)	1,132	26,817
Stewart Information Services Corp.	1,624	76,539
Tiptree, Inc.	2,041	30,146
Trupanion, Inc.(a)	4,019	123,986
United Fire Group, Inc.	1,943	46,710
Universal Insurance Holdings, Inc.	1,866	28,979
Unum Group	18,199	884,653
White Mountains Insurance Group Ltd.(b)	229	354,268

		16,254,818

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	9,581	177,440
Cargurus, Inc.(a)	9,016	204,303
Cars.com, Inc.(a)	5,810	132,526
DHI Group, Inc.(a)	3,723	14,036
Eventbrite, Inc., Class A(a)(b)	6,684	76,933
EverQuote, Inc., Class A(a)	1,762	12,475
fuboTV, Inc.(a)	18,041	60,798
Grindr, Inc.(a)(b)	3,721	21,954
IAC, Inc.(a)	7,160	498,336
MediaAlpha, Inc., Class A(a)	2,009	20,371
Nextdoor Holdings, Inc.(a)	14,622	45,474
Outbrain, Inc.(a)	4,296	22,812
QuinStreet, Inc.(a)	4,519	40,129
Shutterstock, Inc.	2,368	121,834
System1, Inc.(a)	3,286	9,398
TripAdvisor, Inc.(a)	9,787	182,528
TrueCar, Inc.(a)	6,796	16,650
Vimeo, Inc.(a)	10,895	44,887
Yelp, Inc.(a)	6,008	270,660
Ziff Davis, Inc.(a)	4,194	304,149
ZipRecruiter, Inc., Class A(a)	6,039	111,842
ZoomInfo Technologies, Inc., CLass A(a)	28,196	720,972

		3,110,507

IT Services — 0.7%
Amdocs Ltd.	10,887	1,019,459
BigBear.ai Holdings, Inc.(a)(b)	224	450
BigCommerce Holdings, Inc., Series-1(a)	7,011	75,789
Brightcove, Inc.(a)	2,788	12,518
DigitalOcean Holdings, Inc.(a)(b)	5,613	277,956
DXC Technology Co.(a)	20,600	569,590
Fastly, Inc., Class A(a)(b)	10,594	194,612
Globant SA(a)(b)	3,808	665,372
Grid Dynamics Holdings, Inc.(a)	4,733	49,318
Hackett Group, Inc.	2,311	53,731
Information Services Group, Inc.	3,455	17,793
Kyndryl Holdings, Inc.(a)	17,954	245,252
Perficient, Inc.(a)	3,165	201,895
Rackspace Technology, Inc.(a)	4,794	11,122
Squarespace, Inc., Class A(a)	3,940	130,571

Security	Shares	Value

IT Services (continued)
Thoughtworks Holding, Inc.(a)(b)	8,984	$63,696
Tucows, Inc., Class A(a)(b)	720	22,241
Unisys Corp.(a)	6,488	35,295

		3,646,660

Leisure Products — 0.8%
Acushnet Holdings Corp.	2,897	172,748
AMMO, Inc.(a)(b)	6,541	13,605
Brunswick Corp.	6,324	545,824
Clarus Corp.	1,641	14,605
Escalade, Inc.	1,074	15,680
Hasbro, Inc.	11,784	760,775
JAKKS Pacific, Inc.(a)	654	13,629
Johnson Outdoors, Inc., Class A	523	30,920
Latham Group, Inc.(a)	3,286	12,947
Malibu Boats, Inc., Class A(a)	1,737	104,133
Marine Products Corp.	440	7,058
MasterCraft Boat Holdings, Inc.(a)	1,528	46,833
Mattel, Inc.(a)	31,579	672,633
Peloton Interactive, Inc., Class A(a)	28,475	276,492
Polaris, Inc.	4,942	671,321
Smith & Wesson Brands, Inc.	3,961	50,424
Solo Brands, Inc., Class A(a)	1,709	10,015
Sturm Ruger & Co., Inc.	1,584	83,873
Topgolf Callaway Brands Corp.(a)	12,808	255,776
Vista Outdoor, Inc.(a)	5,405	163,771
YETI Holdings, Inc.(a)	7,978	339,863

		4,262,925

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	8,480	534,070
Adaptive Biotechnologies Corp.(a)	9,586	80,906
Akoya Biosciences, Inc.(a)	1,301	8,977
Azenta, Inc.(a)	6,327	297,242
BioLife Solutions, Inc.(a)	2,972	59,083
Bio-Techne Corp.	14,037	1,170,686
Bruker Corp.	9,545	655,932
Charles River Laboratories International, Inc.(a)	4,576	958,855
Codexis, Inc.(a)	4,539	16,340
CryoPort, Inc.(a)(b)	3,836	61,645
Cytek Biosciences, Inc.(a)	11,649	104,375
Harvard Bioscience, Inc.(a)	3,631	16,884
Maravai LifeSciences Holdings, Inc., Class A(a)	9,647	109,108
MaxCyte, Inc.(a)	7,255	32,430
Medpace Holdings, Inc.(a)	2,081	526,847
NanoString Technologies, Inc.(a)	4,005	19,064
Nautilus Biotechnology, Inc.(a)	3,652	12,015
OmniAb, Inc.(a)	9,388	51,634
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)	23,016	304,041
QIAGEN NV(a)	20,751	971,562
Quanterix Corp.(a)	2,920	72,533
Quantum-Si, Inc.(a)	8,727	33,948
Repligen Corp.(a)(b)	5,009	859,344
Seer, Inc., Class A(a)	4,339	21,955
SomaLogic, Inc.(a)(b)	14,520	35,574
Sotera Health Co.(a)(b)	8,559	162,450
Syneos Health, Inc.(a)	9,229	391,402

		7,568,902

Machinery — 4.0%
374Water, Inc.(a)	5,305	10,557
3D Systems Corp.(a)	10,669	92,927

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
AGCO Corp.	5,646	$751,483
Alamo Group, Inc.	956	185,235
Albany International Corp., Class A	2,898	279,019
Allison Transmission Holdings, Inc.	8,282	486,071
Astec Industries, Inc.	1,953	96,478
Barnes Group, Inc.	4,454	175,042
Blue Bird Corp.(a)	1,719	35,996
Chart Industries, Inc.(a)(b)	3,857	702,591
CIRCOR International, Inc.(a)	1,593	88,730
Columbus McKinnon Corp.	2,396	101,447
Commercial Vehicle Group, Inc.(a)	3,178	33,369
Crane Co.	4,424	414,485
Crane NXT Co.	4,340	256,711
Desktop Metal, Inc., Class A(a)(b)	23,107	42,055
Donaldson Co., Inc.	10,893	684,407
Douglas Dynamics, Inc.	1,889	58,653
Energy Recovery, Inc.(a)	4,872	148,499
Enerpac Tool Group Corp.	5,515	151,552
EnPro Industries, Inc.	1,821	252,718
Esab Corp.	5,179	355,797
ESCO Technologies, Inc.	2,376	238,907
Federal Signal Corp.	5,386	329,031
Flowserve Corp.	11,687	441,301
Franklin Electric Co., Inc.	4,040	399,233
Gates Industrial Corp. PLC(a)	10,866	147,995
Gencor Industries, Inc.(a)	1,044	15,921
Gorman-Rupp Co.	2,064	65,429
Graco, Inc.(b)	15,217	1,207,165
Greenbrier Cos., Inc.	3,038	140,325
Helios Technologies, Inc.(b)	3,026	191,243
Hillenbrand, Inc.	6,317	328,105
Hillman Solutions Corp.(a)	15,652	154,016
Hyliion Holdings Corp.(a)(b)	11,844	23,333
Hyster-Yale Materials Handling, Inc.	957	45,706
ITT, Inc.	7,429	739,928
John Bean Technologies Corp.	2,903	358,840
Kadant, Inc.(b)	1,007	224,410
Kennametal, Inc.	7,897	240,701
Lincoln Electric Holdings, Inc.	5,008	1,005,156
Lindsay Corp.	1,084	143,662
Luxfer Holdings PLC	2,124	26,890
Manitowoc Co., Inc.(a)	2,941	53,291
Mayville Engineering Co., Inc.(a)	1,163	14,061
Microvast Holdings, Inc.(a)(b)	6,177	17,728
Middleby Corp.(a)	4,756	722,199
Miller Industries, Inc.	863	32,742
Mueller Industries, Inc.	4,927	399,383
Mueller Water Products, Inc., Class A	14,411	231,873
Nikola Corp.(a)(b)	56,210	150,081
Nordson Corp.	5,240	1,318,436
Omega Flex, Inc.	303	27,125
Oshkosh Corp.	6,040	556,103
Park-Ohio Holdings Corp.	887	17,092
Pentair PLC	15,115	1,050,492
Proterra, Inc.(a)(b)	18,350	31,011
Proto Labs, Inc.(a)	2,487	82,444
RBC Bearings, Inc.(a)	2,537	573,489
REV Group, Inc.	2,927	37,846
Shyft Group, Inc.	3,287	47,431
Snap-on, Inc.	4,750	1,294,090
SPX Technologies, Inc.(a)	4,023	340,386
Standex International Corp.	1,049	155,850

Security	Shares	Value

Machinery (continued)
Tennant Co.	1,621	$130,069
Terex Corp.	6,126	359,167
Timken Co.	5,579	518,066
Titan International, Inc.(a)	4,554	56,879
Toro Co.	9,529	968,623
Trinity Industries, Inc.	7,213	189,125
Velo3D, Inc.(a)(b)	11,124	25,474
Wabash National Corp.	4,105	97,206
Watts Water Technologies, Inc., Class A	2,401	447,858

		21,816,739

Marine Transportation — 0.2%
Costamare, Inc.	4,332	48,388
Eagle Bulk Shipping, Inc.	1,169	53,996
Eneti, Inc.	2,040	25,867
Genco Shipping & Trading Ltd.	4,343	62,973
Golden Ocean Group Ltd.	11,014	86,350
Himalaya Shipping Ltd.(b)	2,508	15,123
Kirby Corp.(a)	5,483	446,755
Matson, Inc.	3,322	310,474
Pangaea Logistics Solutions Ltd.	2,775	19,342
Safe Bulkers, Inc.	6,947	23,134

		1,092,402

Media — 1.1%
Advantage Solutions, Inc.(a)	7,451	19,298
AMC Networks, Inc., Class A(a)	2,693	33,986
Boston Omaha Corp., Class A(a)	1,772	34,589
Cable One, Inc.	528	382,240
Cardlytics, Inc.(a)	2,516	29,362
Clear Channel Outdoor Holdings, Inc.(a)	32,054	57,697
Daily Journal Corp.(a)	101	29,241
DISH Network Corp., Class A(a)(b)	22,834	181,074
Entravision Communications Corp., Class A	4,697	22,452
EW Scripps Co., Class A(a)	5,145	50,730
Gambling.com Group Ltd.(a)	698	8,550
Gannett Co., Inc.(a)(b)	11,852	33,423
Gray Television, Inc.	6,876	65,116
iHeartMedia, Inc., Class A(a)	10,087	47,711
Integral Ad Science Holding Corp.(a)	3,147	65,615
Interpublic Group of Cos., Inc.	35,257	1,206,847
John Wiley & Sons, Inc., Class A	4,174	142,876
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	6,842	216,891
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	13,790	438,936
Magnite, Inc.(a)	12,691	192,015
New York Times Co., Class A	14,518	591,754
News Corp., Class A	35,670	706,979
News Corp., Class B	9,344	187,908
Nexstar Media Group, Inc., Class A	3,078	574,724
PubMatic, Inc., Class A(a)	3,747	74,903
Quotient Technology, Inc.(a)	7,726	30,440
Scholastic Corp.	2,611	112,769
Sinclair, Inc.(b)	3,646	50,716
Stagwell, Inc.(a)(b)	9,642	64,698
TechTarget, Inc.(a)	2,353	76,425
TEGNA, Inc.	19,988	337,797
Thryv Holdings, Inc.(a)	2,534	60,056
Townsquare Media, Inc., Class A	1,221	14,628
Urban One, Inc.(a)	2,941	16,833
WideOpenWest, Inc.(a)	5,083	41,884

		6,201,163

Metals & Mining — 1.7%
5E Advanced Materials, Inc.(a)	2,976	10,446

40	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Alcoa Corp.	16,061	$581,248
Alpha Metallurgical Resources, Inc.	1,228	212,714
Arconic Corp.(a)	9,062	270,863
ATI, Inc.(a)(b)	11,424	544,696
Caledonia Mining Corp. PLC	1,412	16,633
Carpenter Technology Corp.	4,437	265,599
Century Aluminum Co.(a)	4,172	38,800
Cleveland-Cliffs, Inc.(a)	45,988	811,688
Coeur Mining, Inc.(a)	29,077	89,557
Commercial Metals Co.	10,700	612,254
Compass Minerals International, Inc.	2,977	112,739
Constellium SE(a)	11,730	223,926
Contango ORE, Inc.(a)(b)	488	9,077
Dakota Gold Corp.(a)	5,742	16,881
Haynes International, Inc.	1,262	63,302
Hecla Mining Co.(b)	53,038	305,499
i-80 Gold Corp.(a)	17,174	35,035
Ivanhoe Electric, Inc.(a)(b)	4,960	80,650
Kaiser Aluminum Corp.	1,403	113,924
Materion Corp.	1,898	226,128
MP Materials Corp.(a)(b)	9,327	222,449
Novagold Resources, Inc.(a)	20,882	94,178
Olympic Steel, Inc.	817	45,580
Perpetua Resources Corp.(a)	3,812	14,409
Piedmont Lithium, Inc.(a)	1,784	97,870
PolyMet Mining Corp.(a)	3,101	6,450
Ramaco Resources, Inc.	367	5,222
Ramaco Resources, Inc., Class A	1,835	16,882
Reliance Steel & Aluminum Co.	5,325	1,559,479
Royal Gold, Inc.	5,869	705,102
Ryerson Holding Corp.	2,094	88,974
Schnitzer Steel Industries, Inc., Class A	2,242	81,183
SSR Mining, Inc.	19,219	279,829
SunCoke Energy, Inc.	7,151	63,501
TimkenSteel Corp.(a)	3,741	87,165
Tredegar Corp.	2,462	17,037
U.S. Steel Corp.	20,257	516,553
Warrior Met Coal, Inc.	4,860	215,055
Worthington Industries, Inc.	2,775	207,071

		8,965,648

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc.	1,189	16,432
AGNC Investment Corp.	53,023	540,304
Angel Oak Mortgage REIT, Inc.	836	7,925
Annaly Capital Management, Inc.	45,546	915,019
Apollo Commercial Real Estate Finance, Inc.	12,477	147,229
Arbor Realty Trust, Inc.(b)	15,209	257,184
Ares Commercial Real Estate Corp.	4,447	47,405
ARMOUR Residential REIT, Inc.	20,248	103,467
Blackstone Mortgage Trust, Inc., Class A	15,158	348,482
BrightSpire Capital, Inc.	13,451	98,999
Chicago Atlantic Real Estate Finance, Inc.	924	14,082
Chimera Investment Corp.	20,121	126,360
Claros Mortgage Trust, Inc.	8,019	98,794
Dynex Capital, Inc.	5,088	66,398
Ellington Financial, Inc.	5,619	75,969
Franklin BSP Realty Trust, Inc.	7,126	101,902
Granite Point Mortgage Trust, Inc.	3,724	21,339
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,588	250,343
Invesco Mortgage Capital, Inc.	3,464	41,603

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	4,907	$61,141
Ladder Capital Corp.	10,059	110,548
MFA Financial, Inc.	10,442	117,577
New York Mortgage Trust, Inc.	7,849	79,667
Nexpoint Real Estate Finance, Inc.	971	16,614
Orchid Island Capital, Inc.	3,741	38,981
PennyMac Mortgage Investment Trust	7,548	96,464
Ready Capital Corp.	14,178	164,040
Redwood Trust, Inc.	10,354	77,966
Rithm Capital Corp.	43,313	436,595
Starwood Property Trust, Inc.	26,461	548,801
TPG RE Finance Trust, Inc.	6,458	50,372
Two Harbors Investment Corp.	8,368	112,215

		5,190,217

Multi-Utilities — 0.4%
Avista Corp.	5,781	223,378
Black Hills Corp.	5,970	360,170
NiSource, Inc.	37,806	1,052,519
NorthWestern Corp.	5,536	312,618
Unitil Corp.	1,373	71,451

		2,020,136

Office REITs — 0.7%
Boston Properties, Inc.	14,164	943,747
Brandywine Realty Trust	13,623	68,796
City Office REIT, Inc.	3,573	19,544
Corporate Office Properties Trust	9,837	255,762
Cousins Properties, Inc.	14,056	343,388
Douglas Emmett, Inc.	14,995	220,427
Easterly Government Properties, Inc.	8,719	128,692
Equity Commonwealth	9,300	182,187
Highwoods Properties, Inc.	9,976	252,094
Hudson Pacific Properties, Inc.	12,119	71,139
JBG SMITH Properties	9,721	162,632
Kilroy Realty Corp.	10,415	371,816
Office Properties Income Trust	5,013	38,600
Orion Office REIT, Inc.	4,549	29,569
Paramount Group, Inc.	16,731	87,670
Peakstone Realty Trust	2,485	62,970
Piedmont Office Realty Trust, Inc., Class A	11,137	82,859
Postal Realty Trust, Inc., Class A	1,528	23,027
SL Green Realty Corp.	5,710	215,324
Vornado Realty Trust	16,437	369,504

		3,929,747

Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.(a)	3,118	22,886
Antero Midstream Corp.	31,514	376,277
Antero Resources Corp.(a)	25,581	684,292
APA Corp.	27,973	1,132,627
Arch Resources, Inc.	1,603	205,889
Ardmore Shipping Corp.	3,942	55,503
Berry Corp.	6,916	53,945
California Resources Corp.	6,598	352,003
Callon Petroleum Co.(a)(b)	5,670	212,965
Centrus Energy Corp., Class A(a)(b)	592	22,259
Chesapeake Energy Corp.	11,587	977,248
Chord Energy Corp.	3,718	583,131
Civitas Resources, Inc.	6,175	462,261
Clean Energy Fuels Corp.(a)(b)	14,369	70,839
CNX Resources Corp.(a)(b)	14,549	296,800
Comstock Resources, Inc.	7,996	101,949
CONSOL Energy, Inc.	2,968	221,175

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Crescent Energy Co., Class A	4,553	$54,044
CVR Energy, Inc.	3,248	119,332
Delek U.S. Holdings, Inc.	6,322	174,424
Denbury, Inc.(a)	4,627	406,760
DHT Holdings, Inc.	11,752	115,757
Dorian LPG Ltd.	2,691	80,030
DT Midstream, Inc.(a)	8,535	456,793
Earthstone Energy, Inc., Class A(a)	5,298	84,662
Empire Petroleum Corp.(a)	1,078	9,702
Encore Energy Corp.	12,424	31,433
Energy Fuels, Inc.(a)(b)	14,345	91,521
Enviva, Inc.	2,638	35,534
EQT Corp.	32,890	1,387,300
Equitrans Midstream Corp.	39,909	413,856
Evolution Petroleum Corp.	2,595	24,237
Excelerate Energy, Inc., Class A	1,901	40,339
FLEX LNG Ltd.(a)	2,946	93,742
Gevo, Inc.(a)(b)	19,154	32,945
Golar LNG Ltd.(b)	8,719	210,302
Granite Ridge Resources, Inc.	2,155	15,710
Green Plains, Inc.(a)	2,103	74,678
Gulfport Energy Corp.(a)(b)	941	96,406
Hallador Energy Co.(a)	1,901	17,527
HF Sinclair Corp.	13,577	707,226
HighPeak Energy, Inc.(b)	723	10,953
International Seaways, Inc.	3,559	152,646
Kinetik Holdings, Inc., Class A	1,497	53,892
Kosmos Energy Ltd.(a)	40,786	289,581
Magnolia Oil & Gas Corp., Class A	16,085	356,283
Matador Resources Co.	10,423	579,832
Murphy Oil Corp.	13,313	576,054
NACCO Industries, Inc., Class A	484	17,903
New Fortress Energy, Inc.	5,800	165,590
NextDecade Corp.(a)	3,676	20,475
Nordic American Tankers Ltd.	17,834	78,291
Northern Oil and Gas, Inc.	6,932	272,913
Overseas Shipholding Group, Inc., Class A(a)	4,318	17,661
Ovintiv, Inc.	21,911	1,009,878
Par Pacific Holdings, Inc.(a)	5,277	166,120
PBF Energy, Inc., Class A	10,669	506,137
PDC Energy, Inc.	8,063	611,901
Peabody Energy Corp.	11,003	246,907
Permian Resources Corp.	23,445	274,072
PrimeEnergy Resources Corp.(a)	168	16,155
Range Resources Corp.	21,103	663,267
REX American Resources Corp.(a)	1,512	55,974
Riley Exploration Permian, Inc.	901	33,742
Ring Energy, Inc.(a)(b)	7,446	18,019
SandRidge Energy, Inc.	1,535	26,218
Scorpio Tankers, Inc.	4,915	231,202
SFL Corp. Ltd.	9,365	92,339
SilverBow Resources, Inc.(a)	1,671	59,839
Sitio Royalties Corp., Class A	7,559	206,663
SM Energy Co.	11,121	403,581
Southwestern Energy Co.(a)	98,670	639,382
Talos Energy, Inc.(a)	10,124	161,984
Teekay Corp.(a)	5,790	38,561
Teekay Tankers Ltd., Class A	2,361	102,963
Tellurian, Inc.(a)(b)	45,722	78,642
Texas Pacific Land Corp.	520	783,276
Uranium Energy Corp.(a)(b)	32,042	115,351
VAALCO Energy, Inc.	8,995	40,028

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Vertex Energy, Inc.(a)	7,152	$37,691
Vital Energy, Inc.(a)	1,439	75,950
Vitesse Energy, Inc.	2,022	50,934
W&T Offshore, Inc.(a)	9,251	40,519
World Kinect Corp.	5,396	121,626

		20,107,304

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	49,215
Glatfelter Corp.	3,535	12,019
Louisiana-Pacific Corp.	5,740	436,986
Sylvamo Corp.	3,222	158,104

		656,324

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	11,258	547,477
Allegiant Travel Co.(a)	1,499	185,426
American Airlines Group, Inc.(a)	59,079	989,573
Blade Air Mobility, Inc.(a)	4,942	20,608
Frontier Group Holdings, Inc.(a)	3,328	30,950
Hawaiian Holdings, Inc.(a)	4,347	50,382
JetBlue Airways Corp.(a)	30,705	238,578
Joby Aviation, Inc.(a)	24,451	218,836
SkyWest, Inc.(a)	4,465	196,415
Spirit Airlines, Inc.	10,355	189,497
Sun Country Airlines Holdings, Inc.(a)	3,548	76,495

		2,744,237

Personal Care Products — 0.4%
Beauty Health Co.(a)	7,546	62,556
BellRing Brands, Inc.(a)	12,182	437,943
Coty, Inc., Class A(a)(b)	33,225	400,029
Edgewell Personal Care Co.	4,523	178,252
elf Beauty, Inc.(a)	4,585	535,161
Herbalife Ltd.(a)	8,526	138,462
Inter Parfums, Inc.	1,625	243,035
Medifast, Inc.	951	96,897
Nature’s Sunshine Products, Inc.(a)	822	11,467
Nu Skin Enterprises, Inc., Class A	5,054	148,537
Olaplex Holdings, Inc.(a)	11,336	40,810
Thorne HealthTech, Inc.(a)	3,015	18,000
USANA Health Sciences, Inc.(a)	1,062	68,934
Waldencast PLC(b)	1,684	9,346

		2,389,429

Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.(a)	7,259	71,646
Amneal Pharmaceuticals, Inc.(a)	8,878	28,410
Amphastar Pharmaceuticals, Inc.(a)	3,338	202,583
Amylyx Pharmaceuticals, Inc.(a)	4,442	104,165
ANI Pharmaceuticals, Inc.(a)	1,069	56,176
Arvinas, Inc.(a)	4,095	101,228
Assertio Holdings, Inc.(a)	5,000	28,450
Atea Pharmaceuticals, Inc.(a)	6,727	23,074
Axsome Therapeutics, Inc.(a)	3,019	236,901
Biote Corp., Class A(a)	2,285	15,584
Cara Therapeutics, Inc.(a)	4,328	14,412
Cassava Sciences, Inc.(a)(b)	3,393	74,578
Catalent, Inc.(a)	16,564	803,685
Citius Pharmaceuticals, Inc.(a)(b)	11,887	11,767
Collegium Pharmaceutical, Inc.(a)	2,815	64,069
Corcept Therapeutics, Inc.(a)	7,543	192,196
CorMedix, Inc.(a)	4,098	18,113
Cymabay Therapeutics, Inc.(a)	8,555	111,643
DICE Therapeutics, Inc.(a)	3,502	164,594

42	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Edgewise Therapeutics, Inc.(a)	2,935	$21,396
Elanco Animal Health, Inc.(a)	44,208	533,591
Enliven Therapeutics, Inc.(a)(b)	2,085	39,490
Evolus, Inc.(a)(b)	3,407	34,138
EyePoint Pharmaceuticals, Inc.(a)	2,424	30,300
Harmony Biosciences Holdings, Inc.(a)	2,978	105,332
Harrow Health, Inc.(a)	2,244	49,548
Ikena Oncology, Inc.(a)	2,181	11,232
Innoviva, Inc.(a)	5,483	74,295
Intra-Cellular Therapies, Inc.(a)	8,313	514,076
Jazz Pharmaceuticals PLC(a)	5,478	714,441
Ligand Pharmaceuticals, Inc.(a)	1,499	100,328
Liquidia Corp.(a)	4,969	38,361
Longboard Pharmaceuticals, Inc.(a)	1,665	11,988
Marinus Pharmaceuticals, Inc.(a)	4,463	47,486
NGM Biopharmaceuticals, Inc.(a)	3,413	8,089
Nuvation Bio, Inc.(a)	11,978	22,159
Ocular Therapeutix, Inc.(a)(b)	8,299	37,678
Omeros Corp.(a)(b)	5,484	23,855
Optinose, Inc.(a)	12,558	15,132
Organon & Co.	22,976	505,013
Pacira BioSciences, Inc.(a)	4,285	155,760
Perrigo Co. PLC	12,494	457,780
Phathom Pharmaceuticals, Inc.(a)	2,441	37,128
Phibro Animal Health Corp., Class A	1,994	28,873
Pliant Therapeutics, Inc.(a)	5,017	89,503
Prestige Consumer Healthcare, Inc.(a)	4,466	291,228
Reata Pharmaceuticals, Inc., Class A(a)	2,666	441,436
Revance Therapeutics, Inc.(a)	7,424	175,429
Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $50,126)(d)	4,783	25,930
scPharmaceuticals, Inc.(a)	2,577	21,724
SIGA Technologies, Inc.	4,478	25,704
Supernus Pharmaceuticals, Inc.(a)	4,300	131,967
Taro Pharmaceutical Industries Ltd.(a)	732	26,755
Tarsus Pharmaceuticals, Inc.(a)	2,120	46,661
Terns Pharmaceuticals, Inc.(a)	3,857	27,848
Theravance Biopharma, Inc.(a)	5,461	54,009
Theseus Pharmaceuticals, Inc.(a)(b)	2,332	7,859
Third Harmonic Bio, Inc.(a)	1,194	8,465
Trevi Therapeutics, Inc.(a)(b)	5,359	12,754
Ventyx Biosciences, Inc.(a)(b)	4,132	153,091
Verrica Pharmaceuticals, Inc.(a)(b)	2,416	14,109
WaVe Life Sciences Ltd.(a)	5,473	23,917
Xeris Biopharma Holdings, Inc.(a)	13,971	36,464
Zevra Therapeutics, Inc.(a)	3,233	15,777

		7,571,373

Professional Services — 2.6%
Alight, Inc., Class A(a)	36,497	356,941
ASGN, Inc.(a)	4,275	326,268
Asure Software, Inc.(a)	1,149	15,672
Barrett Business Services, Inc.	555	50,355
BlackSky Technology, Inc.(a)	12,150	24,179
Booz Allen Hamilton Holding Corp., Class A	11,838	1,433,345
CACI International, Inc., Class A(a)	2,030	711,393
CBIZ, Inc.(a)	4,205	222,402
Ceridian HCM Holding, Inc.(a)(b)	13,334	944,181
Clarivate PLC(a)(b)	43,537	414,037
Concentrix Corp.	3,903	324,886
Conduent, Inc.(a)	14,456	50,018
CRA International, Inc.	643	64,358
CSG Systems International, Inc.	2,831	146,051

Security	Shares	Value

Professional Services (continued)
Dun & Bradstreet Holdings, Inc.	24,817	$293,337
ExlService Holdings, Inc.(a)	2,868	404,245
Exponent, Inc.	4,632	414,935
First Advantage Corp.(a)(b)	5,203	78,045
FiscalNote Holdings, Inc.(a)	6,358	20,854
Forrester Research, Inc.(a)	977	31,137
Franklin Covey Co.(a)	1,083	51,605
FTI Consulting, Inc.(a)	3,067	537,216
Genpact Ltd.	16,188	584,225
Heidrick & Struggles International, Inc.	1,687	46,004
HireQuest, Inc.	514	12,855
HireRight Holdings Corp.(a)	1,067	11,428
Huron Consulting Group, Inc.(a)	1,649	155,946
IBEX Holdings Ltd.(a)	872	17,309
ICF International, Inc.	1,754	206,253
Innodata, Inc.(a)	2,217	28,444
Insperity, Inc.	3,224	379,304
KBR, Inc.	12,208	750,670
Kelly Services, Inc., Class A	2,917	53,439
Kforce, Inc.	1,763	111,845
Korn Ferry	4,673	246,174
Legalzoom.com, Inc.(a)	9,454	144,457
ManpowerGroup, Inc.	4,567	360,245
Maximus, Inc.	5,398	452,136
Mistras Group, Inc.(a)	1,891	14,636
NV5 Global, Inc.(a)	1,310	143,510
Paycor HCM, Inc.(a)(b)	5,510	147,999
Paylocity Holding Corp.(a)(b)	3,790	859,761
Planet Labs PBC(a)(b)	17,056	63,448
Red Violet, Inc.(a)	922	19,095
Resources Connection, Inc.	2,762	44,137
Robert Half, Inc.	9,465	701,830
Science Applications International Corp.	4,956	601,361
Skillsoft Corp.(a)	6,984	9,219
Sterling Check Corp.(a)	1,746	20,969
TriNet Group, Inc.(a)	3,457	363,780
TrueBlue, Inc.(a)	2,952	44,132
TTEC Holdings, Inc.	1,703	58,651
Upwork, Inc.(a)	10,595	110,506
Verra Mobility Corp.(a)	12,404	260,360
Willdan Group, Inc.(a)	1,011	20,402

		13,959,990

Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	12,606
Anywhere Real Estate, Inc.(a)	9,661	80,959
Compass, Inc., Class A(a)	28,098	117,731
Cushman & Wakefield PLC(a)	13,512	132,823
DigitalBridge Group, Inc.	15,055	241,181
Douglas Elliman, Inc.	8,342	18,436
eXp World Holdings, Inc.(b)	5,840	145,650
Forestar Group, Inc.(a)	1,439	42,422
FRP Holdings, Inc.(a)	397	22,776
Howard Hughes Corp.(a)	2,989	252,361
Jones Lang LaSalle, Inc.(a)(b)	4,300	716,165
Kennedy-Wilson Holdings, Inc.	11,254	185,691
Marcus & Millichap, Inc.	2,265	83,080
Maui Land & Pineapple Co., Inc.(a)	1,085	16,177
Newmark Group, Inc., Class A	12,314	85,213
Opendoor Technologies, Inc.(a)	48,850	249,623
RE/MAX Holdings, Inc., Class A	1,639	32,305
Redfin Corp.(a)	9,154	137,127
RMR Group, Inc., Class A	1,281	30,206

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
St. Joe Co.	2,958	$187,774
Stratus Properties, Inc.	583	16,546
Tejon Ranch Co.(a)	2,103	37,034
Zillow Group, Inc., Class A(a)	4,938	262,800
Zillow Group, Inc., Class C(a)(b)	14,031	759,919

		3,866,605

Residential REITs — 0.9%
American Homes 4 Rent, Class A	30,400	1,139,392
Apartment Income REIT Corp.	13,290	459,037
Apartment Investment and Management Co., Class A	13,716	114,254
BRT Apartments Corp.	862	16,783
Camden Property Trust	9,542	1,040,937
Centerspace	1,383	85,926
Clipper Realty, Inc.	722	4,621
Elme Communities	7,345	119,356
Equity LifeStyle Properties, Inc.	16,119	1,147,350
Independence Realty Trust, Inc.	20,420	347,957
NexPoint Residential Trust, Inc.	1,966	81,707
UMH Properties, Inc.	4,823	80,303
Veris Residential, Inc.(a)	7,557	141,165

		4,778,788

Retail REITs — 1.5%
Acadia Realty Trust	7,051	110,771
Agree Realty Corp.	8,144	527,568
Alexander’s, Inc.	191	36,934
Brixmor Property Group, Inc.	26,874	611,115
CBL & Associates Properties, Inc.	2,282	49,679
Federal Realty Investment Trust	7,262	737,238
Getty Realty Corp.	4,495	145,278
InvenTrust Properties Corp.	6,004	146,137
Kimco Realty Corp.	54,790	1,110,045
Kite Realty Group Trust	19,777	452,498
Macerich Co.	20,233	257,971
Necessity Retail REIT, Inc.	12,262	87,060
NETSTREIT Corp.	5,734	102,581
NNN REIT, Inc.	16,323	696,666
Phillips Edison & Co., Inc.	10,629	375,310
Regency Centers Corp.	15,361	1,006,606
Retail Opportunity Investments Corp.	11,995	176,686
RPT Realty	7,049	76,623
Saul Centers, Inc.	1,202	46,337
SITE Centers Corp.	16,752	235,366
Spirit Realty Capital, Inc.	12,699	512,151
Tanger Factory Outlet Centers, Inc.	9,304	217,807
Urban Edge Properties	10,244	174,251
Urstadt Biddle Properties, Inc., Class A	2,298	52,119
Whitestone REIT	3,929	40,547

		7,985,344

Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(a)	4,029	52,780
Aehr Test Systems(a)	2,280	118,925
Allegro MicroSystems, Inc.(a)	6,159	317,866
Alpha & Omega Semiconductor Ltd.(a)	2,348	77,202
Ambarella, Inc.(a)	3,350	279,457
Amkor Technology, Inc.	9,374	272,690
Atomera, Inc.(a)(b)	1,787	15,422
Axcelis Technologies, Inc.(a)	2,891	579,588
CEVA, Inc.(a)	1,900	51,604
Cirrus Logic, Inc.(a)	4,949	399,879
Cohu, Inc.(a)	4,250	185,513

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	8,484	$143,973
Diodes, Inc.(a)	3,999	377,866
Entegris, Inc.	13,620	1,494,250
FormFactor, Inc.(a)	7,126	264,802
Ichor Holdings Ltd.(a)(b)	2,461	95,290
Impinj, Inc.(a)	2,020	134,572
indie Semiconductor, Inc., Class A(a)	12,385	117,410
inTEST Corp.(a)	985	20,843
Kulicke & Soffa Industries, Inc.	4,796	287,184
Lattice Semiconductor Corp.(a)(b)	12,297	1,118,289
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,826	337,434
Maxeon Solar Technologies Ltd.(a)	2,297	56,713
MaxLinear, Inc.(a)	6,939	171,185
MKS Instruments, Inc.	5,977	652,509
Navitas Semiconductor Corp.(a)	9,116	96,447
NVE Corp.	444	35,169
Onto Innovation, Inc.(a)	4,471	555,835
PDF Solutions, Inc.(a)	2,572	118,286
Photronics, Inc.(a)	5,761	152,378
Power Integrations, Inc.	5,029	488,517
Qorvo, Inc.(a)	9,035	994,031
Rambus, Inc.(a)	9,747	610,260
Semtech Corp.(a)	5,565	162,498
Silicon Laboratories, Inc.(a)	2,820	420,575
SiTime Corp.(a)(b)	1,550	199,965
SkyWater Technology, Inc.(a)	2,527	24,714
SMART Global Holdings, Inc.(a)	4,451	118,397
Synaptics, Inc.(a)	3,659	330,444
Transphorm, Inc.(a)	1,700	5,304
Ultra Clean Holdings, Inc.(a)	3,915	149,162
Universal Display Corp.	4,221	615,759
Veeco Instruments, Inc.(a)	4,421	124,495
Wolfspeed, Inc.(a)(b)	11,173	736,301

		13,561,783

Software — 5.7%
8x8, Inc.(a)	10,183	48,267
A10 Networks, Inc.	6,687	103,782
ACI Worldwide, Inc.(a)	9,657	223,946
Adeia, Inc.	10,511	126,342
Agilysys, Inc.(a)	1,927	141,885
Alarm.com Holdings, Inc.(a)	4,194	231,551
Alkami Technology, Inc.(a)(b)	3,086	52,092
Altair Engineering, Inc., Class A(a)(b)	4,934	369,754
Alteryx, Inc., Class A(a)	5,515	228,652
American Software, Inc., Class A	2,858	32,953
Amplitude, Inc., Class A(a)	6,540	75,733
Appfolio, Inc., Class A(a)	1,676	302,669
Appian Corp., Class A(a)	3,484	179,496
Applied Digital Corp.(a)	6,189	59,291
AppLovin Corp., Class A(a)(b)	21,027	660,248
Asana, Inc., Class A(a)	7,020	170,446
Aspen Technology, Inc.(a)	2,576	459,816
Aurora Innovation, Inc.(a)	27,580	90,462
AvePoint, Inc.(a)	13,759	85,306
Bentley Systems, Inc., Class B(b)	17,302	932,232
Bills Holdings, Inc.(a)	9,260	1,160,648
Bit Digital, Inc.(a)(b)	6,989	30,961
Black Knight, Inc.(a)	14,227	1,000,443
Blackbaud, Inc.(a)	4,035	304,441
Blackline, Inc.(a)	5,183	301,029

44	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Box, Inc., Class A(a)(b)	12,926	$403,938
Braze, Inc., Class A(a)	3,087	140,335
C3.ai, Inc., Class A(a)(b)	5,183	217,686
CCC Intelligent Solutions Holdings, Inc.(a)(b)	17,486	192,696
Cerence, Inc.(a)	3,942	109,627
Cipher Mining, Inc.(a)(b)	6,457	24,537
Cleanspark, Inc.(a)	5,973	35,898
Clear Secure, Inc., Class A	7,404	175,549
CommVault Systems, Inc.(a)	3,914	305,018
Confluent, Inc., Class A(a)(b)	16,616	573,917
Consensus Cloud Solutions, Inc.(a)	2,134	69,163
CoreCard Corp.(a)	736	17,686
Couchbase, Inc.(a)	3,209	53,558
CS Disco, Inc.(a)	1,938	18,876
Digimarc Corp.(a)(b)	1,146	33,922
Digital Turbine, Inc.(a)	8,227	89,181
Dolby Laboratories, Inc., Class A	5,530	490,013
Domo, Inc., Class B(a)	2,863	51,162
DoubleVerify Holdings, Inc.(a)	9,975	419,948
Dropbox, Inc., Class A(a)	23,399	630,603
Dynatrace, Inc.(a)	19,750	1,080,127
E2open Parent Holdings, Inc.(a)(b)	17,189	88,523
Ebix, Inc.	2,248	69,598
eGain Corp.(a)	1,349	9,942
Elastic NV(a)	7,244	481,364
Enfusion, Inc., Class A(a)	2,593	28,134
EngageSmart, Inc.(a)(b)	4,428	83,955
Envestnet, Inc.(a)	3,481	215,752
Everbridge, Inc.(a)	3,474	107,138
EverCommerce, Inc.(a)	2,329	27,203
Expensify, Inc., Class A(a)(b)	5,465	44,048
Five9, Inc.(a)	6,370	558,967
ForgeRock, Inc., Class A(a)	4,192	86,565
Freshworks, Inc., Class A(a)(b)	14,320	267,211
Gen Digital, Inc.	49,847	969,524
Gitlab, Inc., Class A(a)	4,352	215,990
Guidewire Software, Inc.(a)	7,375	625,547
HashiCorp, Inc., Class A(a)(b)	8,307	245,970
Informatica, Inc., Class A(a)(b)	4,085	77,778
Instructure Holdings, Inc.(a)(b)	1,483	40,293
Intapp, Inc.(a)	1,383	56,786
InterDigital, Inc.	2,545	235,896
Jamf Holding Corp.(a)(b)	6,712	145,785
Kaltura, Inc.(a)	8,322	16,810
LivePerson, Inc.(a)	5,836	27,721
LiveRamp Holdings, Inc.(a)	5,773	164,761
LiveVox Holdings, Inc.(a)	4,247	12,359
Manhattan Associates, Inc.(a)	5,636	1,074,334
Marathon Digital Holdings, Inc.(a)(b)	14,977	260,150
Matterport, Inc.(a)	24,608	83,421
MeridianLink, Inc.(a)	2,528	56,476
MicroStrategy, Inc., Class A(a)(b)	975	426,933
Mitek Systems, Inc.(a)	3,619	36,950
Model N, Inc.(a)	3,216	107,157
N-able, Inc.(a)	5,685	79,988
nCino, Inc.(a)(b)	6,593	213,284
NCR Corp.(a)	11,899	319,845
New Relic, Inc.(a)	4,843	406,715
NextNav, Inc.(a)(b)	2,193	7,040
Nutanix, Inc., Class A(a)	20,697	625,049
Olo, Inc., Class A(a)	9,917	77,948
ON24, Inc.	3,909	34,595

Security	Shares	Value

Software (continued)
OneSpan, Inc.(a)	3,402	$46,743
PagerDuty, Inc.(a)(b)	8,117	210,393
Pegasystems, Inc.	3,898	205,620
PowerSchool Holdings, Inc., Class A(a)	4,915	118,796
Procore Technologies, Inc.(a)(b)	7,020	532,467
Progress Software Corp.	3,923	235,615
PROS Holdings, Inc.(a)	4,223	160,474
PTC, Inc.(a)	9,951	1,450,955
Q2 Holdings, Inc.(a)	5,356	189,977
Qualys, Inc.(a)(b)	3,434	476,639
Rapid7, Inc.(a)	5,521	253,469
Rimini Street, Inc.(a)	5,015	13,641
RingCentral, Inc., Class A(a)	8,060	333,362
Riot Platforms, Inc.(a)(b)	13,972	258,761
Sapiens International Corp. NV	2,809	75,674
SEMrush Holdings, Inc., Class A(a)	3,194	33,888
SentinelOne, Inc., Class A(a)(b)	17,517	292,008
Smartsheet, Inc., Class A(a)	11,221	498,212
SolarWinds Corp.(a)	4,532	47,767
SoundHound AI, Inc., Class A(a)(b)	13,148	30,635
SoundThinking, Inc.(a)	960	21,811
Sprinklr, Inc., Class A(a)	7,639	107,252
Sprout Social, Inc., Class A(a)(b)	4,417	252,387
SPS Commerce, Inc.(a)	3,264	588,793
Tenable Holdings, Inc.(a)	10,112	492,050
Teradata Corp.(a)	9,099	517,278
Terawulf, Inc.(a)	4,847	14,153
UiPath, Inc., Class A(a)	33,853	612,062
Varonis Systems, Inc.(a)	10,071	289,038
Verint Systems, Inc.(a)	6,043	225,827
Veritone, Inc.(a)	1,635	7,546
Viant Technology, Inc., Class A(a)	704	3,407
Weave Communications, Inc.(a)	3,631	43,572
Workiva, Inc.(a)	4,326	455,485
Xperi, Inc.(a)	3,506	45,999
Yext, Inc.(a)	9,760	94,867
Zeta Global Holdings Corp., Class A(a)	12,041	111,018
Zuora, Inc., Class A(a)	11,892	139,493

		30,706,524

Specialized REITs — 0.9%
CubeSmart	20,449	886,669
EPR Properties	6,909	308,418
Extra Space Storage, Inc.	1	140
Farmland Partners, Inc.	4,302	49,430
Four Corners Property Trust, Inc.	7,965	209,479
Gaming and Leisure Properties, Inc.	23,095	1,096,089
Gladstone Land Corp.	3,048	51,024
Lamar Advertising Co., Class A(b)	7,975	787,132
National Storage Affiliates Trust	7,213	243,727
Outfront Media, Inc.	13,951	215,682
PotlatchDeltic Corp.	7,164	384,205
Rayonier, Inc.	13,067	432,779
Safehold, Inc.(b)	3,071	75,946
Uniti Group, Inc.	20,962	116,968

		4,857,688

Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	18,549
Aaron’s Co., Inc.	2,311	36,560
Abercrombie & Fitch Co., Class A(a)	4,347	172,185
Academy Sports & Outdoors, Inc.	6,842	409,083
Advance Auto Parts, Inc.	5,496	408,847
American Eagle Outfitters, Inc.	16,599	233,216

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
America’s Car-Mart, Inc.(a)	542	$64,563
Arko Corp.	8,041	67,062
Asbury Automotive Group, Inc.(a)(b)	1,983	447,365
AutoNation, Inc.(a)(b)	2,805	451,549
BARK, Inc.(a)	11,542	16,621
Bath & Body Works, Inc.	20,697	767,031
Big 5 Sporting Goods Corp.	1,833	17,542
Boot Barn Holdings, Inc.(a)	2,760	259,164
Buckle, Inc.	2,622	95,860
Build-A-Bear Workshop, Inc.	1,166	28,625
Caleres, Inc.	3,064	82,851
Camping World Holdings, Inc., Class A	3,704	118,639
CarParts.com, Inc.(a)	4,235	21,260
Carvana Co.(a)(b)	8,242	378,720
Cato Corp., Class A	1,422	12,087
Chico’s FAS, Inc.(a)	10,071	61,433
Children’s Place, Inc.(a)	1,106	34,773
Designer Brands, Inc., Class A(b)	4,442	44,198
Destination XL Group, Inc.(a)	5,308	27,389
Dick’s Sporting Goods, Inc.	5,435	766,335
Duluth Holdings, Inc., Class B(a)	688	4,995
EVgo, Inc.(a)	5,827	25,464
Five Below, Inc.(a)(b)	4,951	1,031,491
Floor & Decor Holdings, Inc., Class A(a)(b)	9,398	1,079,360
Foot Locker, Inc.	7,303	196,232
Franchise Group, Inc.	2,248	66,901
GameStop Corp., Class A(a)(b)	24,767	549,827
Gap, Inc.	17,309	178,283
Genesco, Inc.(a)	1,083	30,551
Group 1 Automotive, Inc.	1,222	315,924
GrowGeneration Corp.(a)(b)	4,901	19,506
Guess?, Inc.	2,312	48,529
Haverty Furniture Cos., Inc.	1,178	41,937
Hibbett, Inc.	1,169	54,242
J Jill, Inc.(a)	721	16,367
Lands’ End, Inc.(a)(b)	1,371	12,860
Lazydays Holdings, Inc.(a)	1,336	17,515
Leslie’s, Inc.(a)(b)	16,794	106,978
Lithia Motors, Inc.	2,441	758,004
MarineMax, Inc.(a)	1,817	73,280
Monro, Inc.	2,771	101,557
Murphy USA, Inc.	1,819	558,488
National Vision Holdings, Inc.(a)	6,849	148,144
ODP Corp.(a)	3,135	156,374
OneWater Marine, Inc., Class A(a)	945	35,579
Overstock.com, Inc.(a)(b)	4,218	153,830
Penske Automotive Group, Inc.(b)	1,853	299,111
Petco Health & Wellness Co., Inc.(a)(b)	7,307	59,625
PetMed Express, Inc.	1,754	25,696
Rent the Runway, Inc., Class A(a)(b)	4,623	8,553
Revolve Group, Inc.(a)(b)	3,606	71,110
RH(a)(b)	1,454	564,399
Sally Beauty Holdings, Inc.(a)	9,384	112,327
Shoe Carnival, Inc.	1,497	39,835
Signet Jewelers Ltd.	3,968	319,384
Sleep Number Corp.(a)	1,883	52,140
Sonic Automotive, Inc., Class A	1,540	73,751
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	22,056
Stitch Fix, Inc., Class A(a)(b)	7,148	36,526
ThredUp, Inc., Class A(a)	5,918	20,831
Tile Shop Holdings, Inc.(a)	1,369	8,707
Tilly’s, Inc., Class A(a)	1,735	15,042

Security	Shares	Value

Specialty Retail (continued)
Torrid Holdings, Inc.(a)	1,152	$3,133
Upbound Group, Inc., Class A	5,010	173,496
Urban Outfitters, Inc.(a)	5,992	217,929
Valvoline, Inc.(b)	15,869	602,546
Victoria’s Secret & Co.(a)(b)	7,528	154,249
Warby Parker, Inc., Class A(a)	7,027	104,983
Wayfair, Inc., Class A(a)(b)	7,366	573,590
Williams-Sonoma, Inc.	5,889	816,451
Winmark Corp.	259	94,136
Zumiez, Inc.(a)	1,465	27,630

		15,320,961

Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc.(a)	3,013	71,830
CompoSecure, Inc.(a)	2,066	15,330
Corsair Gaming, Inc.(a)(b)	3,296	60,910
CPI Card Group, Inc.(a)	570	13,914
Eastman Kodak Co.(a)	5,301	29,102
Immersion Corp.	1,684	11,889
Intevac, Inc.(a)	3,753	13,436
IonQ, Inc.(a)	14,237	274,062
Pure Storage, Inc., Class A(a)	25,769	953,195
Super Micro Computer, Inc.(a)	4,211	1,390,767
Turtle Beach Corp.(a)	1,439	16,189
Xerox Holdings Corp.	10,195	162,916

		3,013,540

Textiles, Apparel & Luxury Goods — 1.4%
Allbirds, Inc., Class A(a)(b)	7,995	11,992
Capri Holdings Ltd.(a)	10,962	404,607
Carter’s, Inc.	3,276	245,733
Columbia Sportswear Co.	3,146	247,307
Crocs, Inc.(a)	5,471	592,783
Deckers Outdoor Corp.(a)	2,361	1,283,652
Figs, Inc., Class A(a)	12,738	93,752
Fossil Group, Inc.(a)	3,602	10,014
G-III Apparel Group Ltd.(a)	3,721	77,062
Hanesbrands, Inc.	33,948	178,906
Kontoor Brands, Inc.	5,170	219,001
Movado Group, Inc.	1,443	41,414
Oxford Industries, Inc.	1,449	156,275
PVH Corp.	5,598	501,805
Ralph Lauren Corp.	3,606	473,576
Rocky Brands, Inc.	446	8,973
Skechers USA, Inc., Class A(a)	12,352	686,524
Steven Madden Ltd.	7,064	235,796
Tapestry, Inc.	21,384	922,720
Under Armour, Inc., Class A(a)	16,859	135,883
Under Armour, Inc., Class C(a)	16,742	124,226
Vera Bradley, Inc.(a)	2,876	19,384
VF Corp.	31,588	625,758
Wolverine World Wide, Inc.	6,804	86,207

		7,383,350

Tobacco — 0.1%
Turning Point Brands, Inc.	1,818	43,359
Universal Corp.	2,187	110,597
Vector Group Ltd.	12,720	166,886

		320,842

Trading Companies & Distributors — 1.6%
Air Lease Corp.	9,618	407,226
Alta Equipment Group, Inc.	1,616	26,098
Applied Industrial Technologies, Inc.	3,529	511,670
Beacon Roofing Supply, Inc.(a)	4,299	368,295

46	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.(a)	776	$73,130
Boise Cascade Co.	3,625	375,151
Core & Main, Inc., Class A(a)(b)	7,537	238,245
Custom Truck One Source, Inc.(a)	5,253	36,351
Distribution Solutions Group, Inc.(a)	278	15,412
DXP Enterprises, Inc.(a)	1,267	48,121
EVI Industries, Inc.(a)	632	16,078
FTAI Aviation Ltd.	9,196	296,203
GATX Corp.	3,116	390,622
Global Industrial Co.	1,047	29,840
GMS, Inc.(a)	3,645	268,600
H&E Equipment Services, Inc.	3,083	149,772
Herc Holdings, Inc.	2,545	340,597
Hudson Technologies, Inc.(a)	3,844	34,942
Karat Packaging, Inc.	226	4,595
McGrath RentCorp	2,330	224,565
MRC Global, Inc.(a)	7,335	82,812
MSC Industrial Direct Co., Inc., Class A	4,243	428,204
NOW, Inc.(a)	10,893	124,071
Rush Enterprises, Inc., Class A	3,849	248,953
Rush Enterprises, Inc., Class B	502	34,493
SiteOne Landscape Supply, Inc.(a)(b)	3,989	678,130
Textainer Group Holdings Ltd.	3,741	153,755
Titan Machinery, Inc.(a)	1,776	56,690
Transcat, Inc.(a)	774	64,923
Triton International Ltd.	4,990	420,707
Univar Solutions, Inc.(a)	13,948	504,081
Veritiv Corp.	1,140	159,748
Watsco, Inc.	2,991	1,131,166
WESCO International, Inc.	3,993	701,051
Willis Lease Finance Corp.(a)	327	13,829
Xometry, Inc., Class A(a)(b)	3,013	62,550

		8,720,676

Water Utilities — 0.4%
American States Water Co.	3,397	300,329
Artesian Resources Corp., Class A	747	34,033
Cadiz, Inc.(a)	3,791	15,695
California Water Service Group	5,248	278,249
Consolidated Water Co. Ltd.	1,279	25,017
Essential Utilities, Inc.	22,066	933,171
Global Water Resources, Inc.	1,533	19,469
Middlesex Water Co.	1,541	123,927
Pure Cycle Corp.(a)	1,157	14,254
SJW Group	2,758	194,329
York Water Co.	1,248	51,580

		1,990,053

Wireless Telecommunication Services — 0.0%
Gogo, Inc.(a)	6,068	91,445
Shenandoah Telecommunications Co.	4,339	81,009
Spok Holdings, Inc.	1,706	25,010
Telephone and Data Systems, Inc.	8,841	70,905

		268,369

Total Common Stocks — 97.8% (Cost: $436,798,612)		529,833,009

Security	Shares	Value

Investment Companies

Equity Funds(e) — 1.7%
iShares Russell 2000 ETF(b)	28,273	$5,618,128
iShares Russell Mid-Cap ETF	48,474	3,679,661

		9,297,789

Total Investment Companies — 1.7% (Cost: $8,603,609)		9,297,789

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc.	658	1,671
Gtx, Inc.(b)	23	23

		1,694

Total Rights — 0.0% (Cost: $47)		1,694

Total Long-Term Investments — 99.5% (Cost: $445,402,268)		539,132,492

Short-Term Securities

Money Market Funds — 9.9%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	51,511,250	51,526,703

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	1,953,744	1,953,744

Total Short-Term Securities — 9.9% (Cost: $53,476,619)		53,480,447

Total Investments — 109.4% (Cost: $498,878,887)		592,612,939
Liabilities in Excess of Other Assets — (9.4)%		(51,043,387)

Net Assets — 100.0%		$541,569,552

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $25,930, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,333,029	$—		$(2,828,577	)(a)	$15,939	$6,312	$51,526,703	51,511,250	$673,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,668,772	284,972	(a)	—		—	—	1,953,744	1,953,744	88,066		—
iShares Russell 2000 ETF	4,705,593	37,755,981		(36,941,131)		(43,438)	141,123	5,618,128	28,273	41,472		—
iShares Russell Mid-Cap ETF	2,872,901	24,062,761		(23,336,295)		27,168	53,126	3,679,661	48,474	29,519		—

						$(331)	$200,561	$62,778,236		$832,330		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	11	09/15/23	$1,107	$30,946
S&P Mid 400 E-Mini Index	4	09/15/23	1,097	15,183

				$46,129

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$46,129	$—	$—	$—	$46,129

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(26,581)	$—	$—	$(86,135)	$(112,716)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(54,428)	$—	$—	$—	$(54,428)

48	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,709,378

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,257,088	$—	$—	$8,257,088
Air Freight & Logistics	1,391,745	—	—	1,391,745
Automobile Components	6,546,014	—	—	6,546,014
Automobiles	1,336,744	—	—	1,336,744
Banks	31,295,911	—	—	31,295,911
Beverages	1,898,205	—	—	1,898,205
Biotechnology	23,481,486	—	—	23,481,486
Broadline Retail	1,485,914	—	—	1,485,914
Building Products	13,898,076	—	—	13,898,076
Capital Markets	14,648,982	—	—	14,648,982
Chemicals	9,697,898	—	—	9,697,898
Commercial Services & Supplies	5,940,774	—	—	5,940,774
Communications Equipment	4,396,788	—	—	4,396,788
Construction & Engineering	7,715,267	—	—	7,715,267
Construction Materials	1,193,287	—	—	1,193,287
Consumer Finance	4,905,975	—	—	4,905,975
Consumer Staples Distribution & Retail	5,694,332	—	—	5,694,332
Containers & Packaging	8,640,383	7,460	—	8,647,843
Distributors	1,359,677	—	—	1,359,677
Diversified Consumer Services	4,641,526	—	—	4,641,526
Diversified REITs	1,317,065	—	—	1,317,065
Diversified Telecommunication Services	1,982,974	—	—	1,982,974
Electric Utilities	4,838,947	—	—	4,838,947
Electrical Equipment	10,817,072	—	—	10,817,072
Electronic Equipment, Instruments & Components	12,472,843	—	—	12,472,843
Energy Equipment & Services	7,498,586	—	—	7,498,586
Entertainment	2,989,439	—	—	2,989,439
Financial Services	11,142,241	—	—	11,142,241
Food Products	5,585,181	—	—	5,585,181
Gas Utilities	3,139,109	—	—	3,139,109
Ground Transportation	6,364,507	—	—	6,364,507
Health Care Equipment & Supplies	14,359,868	—	—	14,359,868
Health Care Providers & Services	12,178,162	—	—	12,178,162
Health Care REITs	3,224,282	—	—	3,224,282
Health Care Technology	2,423,863	—	—	2,423,863
Hotel & Resort REITs	3,310,604	—	—	3,310,604
Hotels, Restaurants & Leisure	14,630,727	—	—	14,630,727
Household Durables	10,794,696	—	—	10,794,696
Household Products	1,122,024	—	—	1,122,024
Independent Power and Renewable Electricity Producers	2,251,798	—	—	2,251,798
Industrial Conglomerates	45,329	—	—	45,329
Industrial REITs	4,647,116	—	—	4,647,116
Insurance	16,254,818	—	—	16,254,818
Interactive Media & Services	3,110,507	—	—	3,110,507
IT Services	3,646,660	—	—	3,646,660
Leisure Products	4,262,925	—	—	4,262,925

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) July 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$7,568,902	$—	$—	$7,568,902
Machinery	21,816,739	—	—	21,816,739
Marine Transportation	1,092,402	—	—	1,092,402
Media	6,201,163	—	—	6,201,163
Metals & Mining	8,965,648	—	—	8,965,648
Mortgage Real Estate Investment Trusts (REITs)	5,190,217	—	—	5,190,217
Multi-Utilities	2,020,136	—	—	2,020,136
Office REITs	3,929,747	—	—	3,929,747
Oil, Gas & Consumable Fuels	20,107,304	—	—	20,107,304
Paper & Forest Products	656,324	—	—	656,324
Passenger Airlines	2,744,237	—	—	2,744,237
Personal Care Products	2,389,429	—	—	2,389,429
Pharmaceuticals	7,545,443	25,930	—	7,571,373
Professional Services	13,959,990	—	—	13,959,990
Real Estate Management & Development	3,866,605	—	—	3,866,605
Residential REITs	4,778,788	—	—	4,778,788
Retail REITs	7,985,344	—	—	7,985,344
Semiconductors & Semiconductor Equipment	13,561,783	—	—	13,561,783
Software	30,706,524	—	—	30,706,524
Specialized REITs	4,857,688	—	—	4,857,688
Specialty Retail	15,320,961	—	—	15,320,961
Technology Hardware, Storage & Peripherals	3,013,540	—	—	3,013,540
Textiles, Apparel & Luxury Goods	7,383,350	—	—	7,383,350
Tobacco	320,842	—	—	320,842
Trading Companies & Distributors	8,720,676	—	—	8,720,676
Water Utilities	1,990,053	—	—	1,990,053
Wireless Telecommunication Services	268,369	—	—	268,369
Investment Companies	9,297,789	—	—	9,297,789
Rights	—	—	1,694	1,694
Short-Term Securities
Money Market Funds	53,480,447	—	—	53,480,447

	$592,577,855	$33,390	$1,694	$592,612,939

Derivative Financial Instruments(a)
Assets
Equity Contracts	$46,129	$—	$—	$46,129

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	2,943	$175,991
AeroVironment, Inc.(a)	1,729	164,704
AerSale Corp.(a)	1,566	23,506
Archer Aviation, Inc., Class A(a)(b)	8,285	55,758
Astronics Corp.(a)	1,490	31,260
Axon Enterprise, Inc.(a)	4,453	827,946
Boeing Co.(a)	35,334	8,439,526
BWX Technologies, Inc.	5,896	406,824
Cadre Holdings, Inc.	1,180	27,459
Curtiss-Wright Corp.	2,464	471,511
Ducommun, Inc.(a)	926	46,430
General Dynamics Corp.	15,418	3,447,156
HEICO Corp.(b)	2,991	526,356
HEICO Corp., Class A	5,010	703,153
Hexcel Corp.	5,166	365,133
Howmet Aerospace, Inc.	23,750	1,214,575
Huntington Ingalls Industries, Inc.	2,508	576,012
Kaman Corp.	1,670	38,226
Kratos Defense & Security Solutions, Inc.(a)	8,184	123,497
L3Harris Technologies, Inc.	12,005	2,274,827
Leonardo DRS, Inc.(a)	2,880	48,067
Lockheed Martin Corp.	14,264	6,367,022
Mercury Systems, Inc.(a)	3,148	119,561
Moog, Inc., Class A	1,740	183,466
Northrop Grumman Corp.	9,037	4,021,465
Parsons Corp.(a)	2,481	122,611
Rocket Lab USA, Inc.(a)	18,254	134,532
RTX Corp.	92,714	8,152,342
Spirit AeroSystems Holdings, Inc., Class A	6,835	217,490
Textron, Inc.	13,247	1,030,219
TransDigm Group, Inc.	3,330	2,996,068
Triumph Group, Inc.(a)	3,986	50,423
V2X, Inc.(a)	802	41,271
Virgin Galactic Holdings, Inc.(a)(b)	14,613	62,544
Woodward, Inc.	3,660	440,591

		43,927,522

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	4,072	82,092
CH Robinson Worldwide, Inc.	7,216	722,899
Expeditors International of Washington, Inc.	9,627	1,225,517
FedEx Corp.	14,678	3,962,326
Forward Air Corp.	1,607	190,976
GXO Logistics, Inc.(a)(b)	7,589	508,994
Hub Group, Inc., Class A(a)	2,086	188,011
Radiant Logistics, Inc.(a)	1,065	8,201
United Parcel Service, Inc., Class B	45,771	8,565,127

		15,454,143

Automobile Components — 0.2%
Adient PLC(a)	5,612	238,847
American Axle & Manufacturing Holdings, Inc.(a)	6,123	57,862
Aptiv PLC(a)	17,220	1,885,418
BorgWarner, Inc.	14,630	680,295
Cooper-Standard Holdings, Inc.(a)(b)	173	3,187
Dana, Inc.	8,323	157,971
Dorman Products, Inc.(a)	1,596	135,165
Fox Factory Holding Corp.(a)(b)	2,625	293,738
Gentex Corp.	15,232	511,491
Gentherm, Inc.(a)	2,298	137,351
Goodyear Tire & Rubber Co.(a)	17,489	281,223

Security	Shares	Value

Automobile Components (continued)
Holley, Inc.(a)(b)	3,298	$20,876
LCI Industries	1,481	201,816
Lear Corp.	3,670	567,969
Luminar Technologies, Inc.(a)(b)	19,074	141,148
Modine Manufacturing Co.(a)	3,006	112,905
Patrick Industries, Inc.	1,396	120,824
Phinia, Inc.(a)	2,926	83,011
QuantumScape Corp.(a)(b)	19,247	256,178
Solid Power, Inc.(a)(b)	8,899	25,451
Standard Motor Products, Inc.	1,696	64,736
Stoneridge, Inc.(a)	1,548	31,641
Visteon Corp.(a)	1,648	253,940
XPEL, Inc.(a)	1,523	123,713

		6,386,756

Automobiles — 1.9%
Fisker, Inc.(a)(b)	13,305	82,092
Ford Motor Co.	248,876	3,287,652
General Motors Co.	88,060	3,378,862
Harley-Davidson, Inc.	8,019	309,614
Lucid Group, Inc.(a)(b)	48,306	367,609
Rivian Automotive, Inc., Class A(a)(b)	32,221	890,588
Tesla, Inc.(a)	174,759	46,735,799
Thor Industries, Inc.	3,278	378,576
Winnebago Industries, Inc.	2,035	140,008
Workhorse Group, Inc.(a)(b)	13,953	18,558

		55,589,358

Banks — 3.5%
1st Source Corp.	1,608	75,415
ACNB Corp.	658	22,833
Amalgamated Financial Corp.	666	13,293
Amerant Bancorp, Inc.	1,476	29,254
American National Bankshares, Inc.	234	9,660
Ameris Bancorp	3,711	161,985
Arrow Financial Corp.	510	10,261
Associated Banc-Corp.	9,965	188,837
Atlantic Union Bankshares Corp.	5,090	162,778
Axos Financial, Inc.(a)	3,469	163,043
Banc of California, Inc.	6,112	86,852
BancFirst Corp.	1,304	130,270
Bancorp, Inc.(a)(b)	1,904	72,162
Bank First Corp.	578	51,072
Bank of America Corp.	442,059	14,145,888
Bank of Hawaii Corp.	3,114	177,903
Bank of Marin Bancorp	1,301	27,295
Bank of NT Butterfield & Son Ltd.	3,623	116,407
Bank OZK	6,920	302,612
BankUnited, Inc.	2,969	88,595
Banner Corp.	981	46,705
Bar Harbor Bankshares	1,349	36,841
BayCom Corp.	1,314	26,490
BCB Bancorp, Inc.	1,342	17,245
Berkshire Hills Bancorp, Inc.	1,900	43,339
Blue Foundry Bancorp(a)	1,829	18,674
Blue Ridge Bankshares, Inc.	1,301	10,967
BOK Financial Corp.	2,215	197,312
Bridgewater Bancshares, Inc.(a)	1,355	14,512
Brookline Bancorp, Inc.	3,524	37,636
Burke & Herbert Financial Services Corp.	504	27,211
Business First Bancshares, Inc.	1,155	23,620
Byline Bancorp, Inc.	1,662	36,481
Cadence Bank	6,933	173,672

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Cambridge Bancorp	547	$33,662
Camden National Corp.	1,025	35,445
Capital Bancorp, Inc.	643	12,956
Capital City Bank Group, Inc.	1,111	36,030
Capitol Federal Financial, Inc.	5,759	38,182
Capstar Financial Holdings, Inc.	1,127	16,770
Carter Bankshares, Inc.(a)	1,048	15,395
Cathay General Bancorp	5,920	225,197
Central Pacific Financial Corp.	427	7,788
Citigroup, Inc.	123,075	5,865,754
Citizens & Northern Corp.	1,802	38,202
Citizens Financial Group, Inc.	31,783	1,025,320
Citizens Financial Services, Inc.	359	25,301
City Holding Co.	442	43,718
Civista Bancshares, Inc.	808	14,738
CNB Financial Corp.	1,531	29,793
Coastal Financial Corp.(a)	714	32,251
Colony Bankcorp, Inc.	1,564	16,766
Columbia Banking System, Inc.	13,708	306,374
Columbia Financial, Inc.(a)	2,444	42,721
Comerica, Inc.	8,384	452,401
Commerce Bancshares, Inc.	7,375	392,202
Community Bank System, Inc.	1,925	103,623
Community Trust Bancorp, Inc.	1,932	74,150
ConnectOne Bancorp, Inc.	2,102	43,028
CrossFirst Bankshares, Inc.(a)	2,745	32,034
Cullen/Frost Bankers, Inc.	4,094	444,527
Customers Bancorp, Inc.(a)	1,668	70,023
CVB Financial Corp.	7,213	136,109
Dime Community Bancshares, Inc.	1,767	39,581
Eagle Bancorp, Inc.	1,044	28,919
East West Bancorp, Inc.	9,257	575,878
Eastern Bankshares, Inc.	10,087	142,428
Enterprise Bancorp, Inc.	214	6,814
Enterprise Financial Services Corp.	2,436	99,876
Equity Bancshares, Inc., Class A	1,265	34,357
Esquire Financial Holdings, Inc.	654	32,664
Farmers & Merchants Bancorp, Inc.	828	17,653
Farmers National Banc Corp.	1,865	25,644
FB Financial Corp.	3,630	128,575
Fifth Third Bancorp	44,299	1,289,101
Financial Institutions, Inc.	1,577	30,247
First Bancorp, Inc.	314	8,286
First BanCorp./Puerto Rico	4,714	70,003
First Bancorp/Southern Pines NC	1,011	33,444
First Bancshares, Inc.	3,335	104,419
First Bank	1,767	22,088
First Busey Corp.	4,173	90,387
First Business Financial Services, Inc.	758	25,764
First Citizens BancShares, Inc., Class A	688	984,734
First Commonwealth Financial Corp.	3,047	43,999
First Community Bankshares, Inc.	1,878	63,157
First Financial Bancorp	3,434	79,291
First Financial Bankshares, Inc.	8,460	275,711
First Financial Corp.	1,022	39,051
First Foundation, Inc.	3,066	22,412
First Hawaiian, Inc.	9,199	190,327
First Horizon Corp.	34,433	469,322
First Interstate BancSystem, Inc., Class A	5,159	148,218
First Merchants Corp.	5,056	162,399
First Mid Bancshares, Inc.	1,619	49,558
First of Long Island Corp.	1,705	23,768
Five Star Bancorp	948	23,397

Security	Shares	Value

Banks (continued)
Flushing Financial Corp.	1,802	$28,436
FNB Corp.	23,738	303,609
Fulton Financial Corp.	11,311	161,747
German American Bancorp, Inc.	2,925	86,170
Glacier Bancorp, Inc.	7,503	245,348
Great Southern Bancorp, Inc.	1,489	82,386
Greene County Bancorp, Inc.	778	26,810
Guaranty Bancshares, Inc.	297	9,442
Hancock Whitney Corp.	5,243	230,744
Hanmi Financial Corp.	907	17,233
HarborOne Bancorp, Inc.	5,173	54,265
HBT Financial, Inc.	1,273	25,256
Heartland Financial USA, Inc.	2,831	97,217
Heritage Commerce Corp.	3,436	32,986
Heritage Financial Corp.	1,053	19,754
Hilltop Holdings, Inc.	3,539	109,461
Hingham Institution for Savings(b)	79	17,574
Home Bancorp, Inc.	190	6,768
Home BancShares, Inc.	13,023	316,589
HomeStreet, Inc.	954	8,777
HomeTrust Bancshares, Inc.	642	15,607
Hope Bancorp, Inc.	3,638	39,509
Horizon Bancorp, Inc.	2,632	32,610
Huntington Bancshares, Inc.	93,907	1,149,422
Independent Bank Corp.	2,993	144,499
Independent Bank Group, Inc.	2,212	99,252
International Bancshares Corp.	3,841	190,667
John Marshall Bancorp, Inc.	759	14,421
JPMorgan Chase & Co.	185,210	29,255,772
Kearny Financial Corp.	5,495	47,202
KeyCorp.	59,970	738,231
Lakeland Bancorp, Inc.	4,929	74,477
Lakeland Financial Corp.	1,478	81,940
Live Oak Bancshares, Inc.	2,391	90,547
Luther Burbank Corp.	1,915	19,725
M&T Bank Corp.	10,647	1,489,089
Macatawa Bank Corp.	816	8,038
Mercantile Bank Corp.	497	17,455
Metrocity Bankshares, Inc.	1,908	40,908
Metropolitan Bank Holding Corp.(a)	533	24,140
Mid Penn Bancorp, Inc.	806	18,941
Midland States Bancorp, Inc.	963	22,563
MidWestOne Financial Group, Inc.	1,021	25,045
MVB Financial Corp.	865	22,135
National Bank Holdings Corp., Class A	2,275	78,169
NBT Bancorp, Inc.	1,281	47,653
New York Community Bancorp, Inc.	44,825	621,723
Nicolet Bankshares, Inc.	940	78,631
Northeast Bank	629	29,966
Northfield Bancorp, Inc.	2,756	33,568
Northwest Bancshares, Inc.	4,246	52,481
NU Holdings Ltd., Class A(a)	146,849	1,168,918
OceanFirst Financial Corp.	4,668	86,965
OFG Bancorp	1,912	64,033
Old National Bancorp	19,289	328,492
Old Second Bancorp, Inc.	5,066	81,005
Origin Bancorp, Inc.	1,892	61,679
Orrstown Financial Services, Inc.	348	8,143
Pacific Premier Bancorp, Inc.	3,852	98,380
PacWest Bancorp(b)	7,512	69,862
Park National Corp.	1,046	116,650
Pathward Financial, Inc.	1,236	64,223
PCB Bancorp	1,231	20,090

52	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Peapack-Gladstone Financial Corp.	1,216	$35,544
Peoples Bancorp, Inc.	3,439	96,877
Peoples Financial Services Corp.	546	25,220
Pinnacle Financial Partners, Inc.	4,868	369,481
PNC Financial Services Group, Inc.	25,582	3,501,920
Popular, Inc.	4,790	347,514
Preferred Bank/Los Angeles CA	305	20,154
Premier Financial Corp.	1,940	42,020
Primis Financial Corp.	1,942	18,468
Prosperity Bancshares, Inc.	6,254	396,003
Provident Financial Services, Inc.	3,731	69,173
QCR Holdings, Inc.	904	46,312
RBB Bancorp	350	5,135
Red River Bancshares, Inc.	282	13,821
Regions Financial Corp.	61,689	1,256,605
Renasant Corp.	1,899	58,755
Republic Bancorp, Inc., Class A	1,265	57,975
S&T Bancorp, Inc.	1,247	39,380
Sandy Spring Bancorp, Inc.	2,975	72,798
Seacoast Banking Corp. of Florida	3,711	91,699
ServisFirst Bancshares, Inc.	3,496	208,641
Shore Bancshares, Inc.	2,166	25,775
Sierra Bancorp	1,347	28,368
Simmons First National Corp., Class A	6,948	140,280
SmartFinancial, Inc.	1,272	31,953
South Plains Financial, Inc.	1,099	29,508
Southern First Bancshares, Inc.(a)	161	4,859
Southern Missouri Bancorp, Inc.	347	16,680
Southside Bancshares, Inc.	1,208	40,118
SouthState Corp.	4,925	382,525
Stellar Bancorp, Inc.	2,975	73,958
Stock Yards Bancorp, Inc.	2,417	115,557
Summit Financial Group, Inc.	488	11,009
Synovus Financial Corp.	9,052	306,863
Texas Capital Bancshares, Inc.(a)	3,412	217,856
Third Coast Bancshares, Inc.(a)	1,211	25,043
Tompkins Financial Corp.	1,151	69,244
Towne Bank	6,068	153,399
TriCo Bancshares	2,838	106,084
Triumph Financial, Inc.(a)	1,335	94,665
Truist Financial Corp.	84,476	2,806,293
TrustCo Bank Corp./New York	719	21,850
Trustmark Corp.	3,530	92,698
U.S. Bancorp	97,525	3,869,792
UMB Financial Corp.	3,024	214,704
United Bankshares, Inc.	8,494	284,039
United Community Banks, Inc.	3,642	105,873
Univest Financial Corp.	4,249	82,855
USCB Financial Holdings, Inc.(a)	1,758	19,268
Valley National Bancorp	28,846	295,960
Veritex Holdings, Inc.	2,661	57,238
Washington Federal, Inc.	4,414	137,011
Washington Trust Bancorp, Inc.	2,282	73,161
Webster Financial Corp.	10,916	516,545
Wells Fargo & Co.	240,109	11,083,431
WesBanco, Inc.	4,292	120,219
West BanCorp, Inc.	1,337	26,820
Westamerica BanCorp.	987	48,551
Western Alliance Bancorp	6,952	361,156

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	4,914	$414,545
WSFS Financial Corp.	3,434	150,237
Zions Bancorp NA	8,968	343,026

		100,164,961

Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)	590	219,150
Brown-Forman Corp., Class A	2,982	214,436
Brown-Forman Corp., Class B	12,157	858,284
Celsius Holdings, Inc.(a)(b)	3,490	505,003
Coca-Cola Co.	245,904	15,228,835
Coca-Cola Consolidated, Inc.	278	176,088
Constellation Brands, Inc., Class A	9,691	2,643,705
Duckhorn Portfolio, Inc.(a)	2,594	32,632
Keurig Dr. Pepper, Inc.	60,899	2,071,175
MGP Ingredients, Inc.(b)	1,116	127,235
Molson Coors Beverage Co., Class B	11,203	781,633
Monster Beverage Corp.(a)	47,159	2,711,171
National Beverage Corp.(a)	1,540	81,389
PepsiCo, Inc.	86,726	16,257,656
Primo Water Corp.	10,816	153,263
Vita Coco Co., Inc.(a)	2,013	53,183

		42,114,838

Biotechnology — 2.4%
2seventy bio, Inc.(a)	3,031	23,005
4D Molecular Therapeutics, Inc.(a)	2,112	38,650
89bio, Inc.(a)	4,301	68,128
Aadi Bioscience, Inc.(a)	1,787	9,525
AbbVie, Inc.	111,735	16,713,321
ACADIA Pharmaceuticals, Inc.(a)	7,957	232,663
Adicet Bio, Inc.(a)(b)	1,548	4,133
ADMA Biologics, Inc.(a)	12,578	52,199
Aerovate Therapeutics, Inc.(a)	433	7,556
Agenus, Inc.(a)	23,370	35,522
Agios Pharmaceuticals, Inc.(a)	3,560	94,411
Akero Therapeutics, Inc.(a)	2,931	127,205
Aldeyra Therapeutics, Inc.(a)	3,447	27,972
Alector, Inc.(a)	2,986	20,484
Alkermes PLC(a)	10,139	296,870
Allakos, Inc.(a)	6,302	33,905
Allogene Therapeutics, Inc.(a)	5,719	28,366
Allovir, Inc.(a)(b)	1,851	6,090
Alnylam Pharmaceuticals, Inc.(a)	7,892	1,542,097
Alpine Immune Sciences, Inc.(a)	2,578	32,328
ALX Oncology Holdings, Inc.(a)	841	5,138
Amgen, Inc.	33,849	7,925,743
Amicus Therapeutics, Inc.(a)	17,257	235,040
AnaptysBio, Inc.(a)	865	17,049
Anavex Life Sciences Corp.(a)(b)	5,000	41,250
Anika Therapeutics, Inc.(a)	1,304	30,422
Apellis Pharmaceuticals, Inc.(a)	6,186	159,289
Arbutus Biopharma Corp.(a)	7,498	16,271
Arcellx, Inc.(a)	2,807	96,140
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	44,714
Arcus Biosciences, Inc.(a)	3,707	73,769
Arcutis Biotherapeutics, Inc.(a)	2,914	31,792
Ardelyx, Inc.(a)	14,077	55,463
Arrowhead Pharmaceuticals, Inc.(a)	6,489	224,000
Astria Therapeutics, Inc.(a)(b)	2,797	25,061
Atara Biotherapeutics, Inc.(a)	4,529	10,009

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aura Biosciences, Inc.(a)	1,601	$19,052
Aurinia Pharmaceuticals, Inc.(a)	8,475	98,140
Avid Bioservices, Inc.(a)	3,513	44,475
Avidity Biosciences, Inc.(a)(b)	3,751	35,672
Avita Medical, Inc.(a)	1,749	35,417
Beam Therapeutics, Inc.(a)	4,047	124,931
BioCryst Pharmaceuticals, Inc.(a)(b)	11,882	87,808
Biogen, Inc.(a)	9,168	2,477,102
Biohaven Ltd.(a)	4,113	81,766
BioMarin Pharmaceutical, Inc.(a)	12,084	1,062,546
Biomea Fusion, Inc.(a)(b)	1,375	30,594
Bioxcel Therapeutics, Inc.(a)(b)	1,041	9,515
Bluebird Bio, Inc.(a)(b)	6,924	27,211
Blueprint Medicines Corp.(a)	3,677	242,682
Bridgebio Pharma, Inc.(a)(b)	7,623	266,881
Cabaletta Bio, Inc.(a)	2,282	31,081
CareDx, Inc.(a)	2,931	31,977
Caribou Biosciences, Inc.(a)(b)	4,018	28,889
Catalyst Pharmaceuticals, Inc.(a)	6,801	94,058
Celldex Therapeutics, Inc.(a)(b)	3,354	118,597
Century Therapeutics, Inc.(a)(b)	1,185	3,614
Cerevel Therapeutics Holdings, Inc.(a)(b)	4,252	130,069
Chinook Therapeutics, Inc.(a)	3,836	150,294
Cogent Biosciences, Inc.(a)	4,083	53,038
Coherus Biosciences, Inc.(a)	6,286	30,299
Compass Therapeutics, Inc.(a)	8,157	23,411
Crinetics Pharmaceuticals, Inc.(a)	3,550	67,450
Cullinan Oncology, Inc.(a)	2,878	30,478
Cytokinetics, Inc.(a)	5,660	188,761
Day One Biopharmaceuticals, Inc.(a)(b)	2,141	28,347
Deciphera Pharmaceuticals, Inc.(a)	3,552	48,023
Denali Therapeutics, Inc.(a)	7,099	201,825
Design Therapeutics, Inc.(a)	2,613	21,270
Disc Medicine, Inc.(a)	618	30,653
Dynavax Technologies Corp.(a)(b)	8,014	112,116
Dyne Therapeutics, Inc.(a)	1,550	18,879
Eagle Pharmaceuticals, Inc.(a)	611	12,684
Editas Medicine, Inc.(a)	3,741	32,846
Emergent BioSolutions, Inc.(a)	2,980	20,502
Enanta Pharmaceuticals, Inc.(a)	1,355	25,704
Entrada Therapeutics, Inc.(a)	1,826	31,718
EQRx, Inc.(a)	13,686	23,403
Erasca, Inc.(a)	3,958	10,449
Exact Sciences Corp.(a)(b)	11,418	1,113,712
Exelixis, Inc.(a)	20,298	400,074
Fate Therapeutics, Inc.(a)	5,497	22,703
FibroGen, Inc.(a)	6,075	12,514
Foghorn Therapeutics, Inc.(a)	1,251	11,459
Generation Bio Co.(a)	2,726	13,848
Geron Corp.(a)	34,343	111,271
Gilead Sciences, Inc.	79,251	6,034,171
Halozyme Therapeutics, Inc.(a)	8,051	345,871
Heron Therapeutics, Inc.(a)	5,088	8,446
HilleVax, Inc.(a)(b)	1,399	21,293
Horizon Therapeutics PLC(a)	14,277	1,431,555
Humacyte, Inc.(a)	4,049	13,281
Icosavax, Inc.(a)	890	7,859
Ideaya Biosciences, Inc.(a)	3,778	84,476
IGM Biosciences, Inc.(a)(b)	534	5,682
ImmunityBio, Inc.(a)(b)	7,947	17,483
ImmunoGen, Inc.(a)	15,645	278,794
Immunovant, Inc.(a)	3,713	84,768
Incyte Corp.(a)	11,560	736,603

Security	Shares	Value

Biotechnology (continued)
Inhibrx, Inc.(a)(b)	2,243	$44,972
Insmed, Inc.(a)(b)	9,212	203,493
Intellia Therapeutics, Inc.(a)(b)	5,528	234,000
Intercept Pharmaceuticals, Inc.(a)(b)	1,312	14,170
Ionis Pharmaceuticals, Inc.(a)	8,793	364,294
Iovance Biotherapeutics, Inc.(a)	14,438	104,820
Ironwood Pharmaceuticals, Inc.(a)	8,803	97,625
iTeos Therapeutics, Inc.(a)	2,020	28,401
Janux Therapeutics, Inc.(a)	958	13,412
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	25,927
Karuna Therapeutics, Inc.(a)	2,175	434,500
Karyopharm Therapeutics, Inc.(a)	2,939	5,290
Keros Therapeutics, Inc.(a)	1,105	46,277
Kezar Life Sciences, Inc.(a)	2,971	6,655
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,991	37,510
Kodiak Sciences, Inc.(a)(b)	1,928	5,765
Krystal Biotech, Inc.(a)	1,376	177,642
Kura Oncology, Inc.(a)	3,414	35,642
Kymera Therapeutics, Inc.(a)	2,658	58,157
Lexicon Pharmaceuticals, Inc.(a)	1,529	3,073
Lyell Immunopharma, Inc.(a)(b)	11,179	32,307
MacroGenics, Inc.(a)	3,347	15,965
Madrigal Pharmaceuticals, Inc.(a)	838	172,041
MannKind Corp.(a)(b)	15,218	69,546
MeiraGTx Holdings PLC(a)	2,029	12,783
Mersana Therapeutics, Inc.(a)(b)	6,910	8,465
MiMedx Group, Inc.(a)	5,597	45,168
Mirati Therapeutics, Inc.(a)	2,788	84,393
Mirum Pharmaceuticals, Inc.(a)(b)	1,260	32,458
Moderna, Inc.(a)	21,350	2,512,041
Monte Rosa Therapeutics, Inc.(a)(b)	998	7,056
Morphic Holding, Inc.(a)	2,051	116,353
Myriad Genetics, Inc.(a)	5,141	114,901
Natera, Inc.(a)	6,287	284,298
Neurocrine Biosciences, Inc.(a)	6,030	614,397
Nkarta, Inc.(a)	2,544	5,826
Novavax, Inc.(a)(b)	4,770	44,266
Nurix Therapeutics, Inc.(a)	3,236	31,422
Nuvalent, Inc., Class A(a)(b)	1,542	76,869
Organogenesis Holdings, Inc.(a)	6,610	28,225
ORIC Pharmaceuticals, Inc.(a)	3,677	30,740
Outlook Therapeutics, Inc.(a)	10,081	17,440
PepGen, Inc.(a)	1,713	10,261
PMV Pharmaceuticals, Inc.(a)	2,919	19,090
Point Biopharma Global, Inc.(a)	4,612	41,231
Precigen, Inc.(a)(b)	5,740	7,979
Prime Medicine, Inc.(a)(b)	2,694	40,599
ProKidney Corp.(a)(b)	3,973	50,934
Protagonist Therapeutics, Inc.(a)	3,310	64,214
Prothena Corp. PLC(a)	2,491	171,555
PTC Therapeutics, Inc.(a)	4,623	186,492
Rallybio Corp.(a)	1,815	10,854
RAPT Therapeutics, Inc.(a)	2,050	48,995
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,184	129,678
Regeneron Pharmaceuticals, Inc.(a)	6,576	4,878,800
REGENXBIO, Inc.(a)	2,116	40,204
Relay Therapeutics, Inc.(a)	5,448	68,645
Replimune Group, Inc.(a)(b)	3,154	66,455
REVOLUTION Medicines, Inc.(a)(b)	6,263	164,404
Rhythm Pharmaceuticals, Inc.(a)(b)	3,753	66,954
Rigel Pharmaceuticals, Inc.(a)	11,055	15,256
Rocket Pharmaceuticals, Inc.(a)	3,412	61,587
Roivant Sciences Ltd.(a)	15,751	188,697

54	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics, Inc.(a)	3,162	$109,658
Sana Biotechnology, Inc.(a)	5,009	29,353
Sangamo Therapeutics, Inc.(a)	6,311	8,299
Sarepta Therapeutics, Inc.(a)	5,540	600,481
Seagen, Inc.(a)	8,943	1,715,089
Seres Therapeutics, Inc.(a)	3,540	17,027
SpringWorks Therapeutics, Inc.(a)	4,138	129,850
Stoke Therapeutics, Inc.(a)(b)	1,062	7,052
Summit Therapeutics, Inc.(a)(b)	11,141	23,396
Sutro Biopharma, Inc.(a)	2,510	11,220
Syndax Pharmaceuticals, Inc.(a)	3,759	80,142
Tango Therapeutics, Inc.(a)	5,222	17,650
Tenaya Therapeutics, Inc.(a)	1,213	5,871
TG Therapeutics, Inc.(a)(b)	8,484	175,534
Travere Therapeutics, Inc.(a)	5,719	98,310
Twist Bioscience Corp.(a)(b)	3,793	92,322
Ultragenyx Pharmaceutical, Inc.(a)	4,121	177,697
United Therapeutics Corp.(a)	2,835	688,111
UroGen Pharma Ltd.(a)	1,616	35,003
Vanda Pharmaceuticals, Inc.(a)	2,945	17,022
Vaxcyte, Inc.(a)	5,906	283,842
Vera Therapeutics, Inc.(a)	2,336	43,847
Veracyte, Inc.(a)	5,067	139,089
Vericel Corp.(a)	3,406	122,343
Vertex Pharmaceuticals, Inc.(a)	16,385	5,773,091
Verve Therapeutics, Inc.(a)(b)	3,190	65,363
Viking Therapeutics, Inc.(a)(b)	6,423	93,133
Vir Biotechnology, Inc.(a)	5,579	78,552
Viridian Therapeutics, Inc.(a)(b)	2,902	54,442
Voyager Therapeutics, Inc.(a)	2,518	23,468
X4 Pharmaceuticals, Inc.(a)	13,369	23,930
Xencor, Inc.(a)	3,868	93,954
Y-mAbs Therapeutics, Inc.(a)	1,877	11,431
Zentalis Pharmaceuticals, Inc.(a)	3,109	83,041
Zymeworks, Inc.(a)(b)	3,388	25,274

		68,971,026

Broadline Retail — 2.8%
Amazon.com, Inc.(a)	570,603	76,278,209
Big Lots, Inc.	1,787	18,317
ContextLogic, Inc., Class A(a)	1,206	11,457
Coupang, Inc.(a)	69,601	1,263,258
Dillard’s, Inc., Class A(b)	252	86,446
eBay, Inc.	34,021	1,514,275
Etsy, Inc.(a)	7,611	773,658
Kohl’s Corp.	7,436	211,554
Macy’s, Inc.	16,842	279,409
Nordstrom, Inc.	7,722	178,455
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,045	294,800

		80,909,838

Building Products — 0.7%
A O Smith Corp.	7,494	544,289
AAON, Inc.	2,769	291,465
Advanced Drainage Systems, Inc.(b)	3,872	472,345
Allegion PLC	5,645	659,675
American Woodmark Corp.(a)	907	69,512
Apogee Enterprises, Inc.	1,427	70,679
Armstrong World Industries, Inc.	2,644	204,540
AZEK Co., Inc.(a)	7,549	235,529
AZZ, Inc.	1,415	62,727
Builders FirstSource, Inc.(a)	8,071	1,165,695
Carlisle Cos., Inc.	3,215	891,198

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	52,884	$3,149,242
CSW Industrials, Inc.	854	154,190
Fortune Brands Innovations, Inc.	8,097	575,454
Gibraltar Industries, Inc.(a)	2,248	145,378
Griffon Corp.	2,530	105,552
Hayward Holdings, Inc.(a)(b)	7,862	105,036
Insteel Industries, Inc.	1,232	39,732
Janus International Group, Inc.(a)	5,152	58,836
JELD-WEN Holding, Inc.(a)	6,029	107,377
Johnson Controls International PLC	43,576	3,030,711
Lennox International, Inc.	2,025	744,066
Masco Corp.	14,184	860,685
Masonite International Corp.(a)	1,365	142,711
Masterbrand, Inc.(a)(b)	8,295	102,443
Owens Corning	5,762	806,622
PGT Innovations, Inc.(a)	3,833	109,662
Quanex Building Products Corp.	1,892	53,241
Resideo Technologies, Inc.(a)	9,442	176,754
Simpson Manufacturing Co., Inc.	2,694	425,652
Trane Technologies PLC	14,428	2,877,520
Trex Co., Inc.(a)	7,010	484,671
UFP Industries, Inc.	3,637	373,738
Zurn Elkay Water Solutions Corp.	9,531	290,124

		19,587,051

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	2,310	320,258
Ameriprise Financial, Inc.	6,626	2,308,830
Ares Management Corp., Class A	10,186	1,010,655
Artisan Partners Asset Management, Inc., Class A	3,613	149,903
AssetMark Financial Holdings, Inc.(a)	965	28,854
Avantax, Inc.(a)	2,865	74,146
B. Riley Financial, Inc.	1,480	82,184
Bank of New York Mellon Corp.	50,126	2,273,715
BGC Group, Inc., Class A(b)	17,841	84,923
BlackRock, Inc.(c)	9,404	6,948,145
Blackstone, Inc., Class A	44,627	4,676,463
Blue Owl Capital, Inc.	28,528	351,465
Brightsphere Investment Group, Inc.	3,261	69,394
Carlyle Group, Inc.	12,785	455,785
Cboe Global Markets, Inc.	6,711	937,393
Charles Schwab Corp.	93,841	6,202,890
CME Group, Inc., Class A	22,726	4,521,565
Cohen & Steers, Inc.	1,830	117,687
Coinbase Global, Inc., Class A(a)(b)	10,586	1,043,886
Diamond Hill Investment Group, Inc.	101	18,333
Donnelley Financial Solutions, Inc.(a)	2,020	95,546
Evercore, Inc., Class A	2,312	312,259
FactSet Research Systems, Inc.	2,431	1,057,582
Focus Financial Partners, Inc., Class A(a)	3,910	204,610
Franklin Resources, Inc.	17,524	512,402
GCM Grosvenor, Inc., Class A	2,165	16,995
Goldman Sachs Group, Inc.	20,384	7,254,054
Hamilton Lane, Inc., Class A	2,385	210,906
Houlihan Lokey, Inc.	3,056	305,142
Interactive Brokers Group, Inc., Class A	6,345	554,109
Intercontinental Exchange, Inc.	35,167	4,037,172
Invesco Ltd.	23,471	394,313
Janus Henderson Group PLC	8,874	260,452
Jefferies Financial Group, Inc.	12,836	472,236
KKR & Co., Inc.	40,792	2,422,229
Lazard Ltd., Class A	6,791	238,364
LPL Financial Holdings, Inc.	4,936	1,132,121

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
MarketAxess Holdings, Inc.	2,273	$611,937
Moelis & Co., Class A	4,116	200,984
Moody’s Corp.	10,053	3,546,196
Morgan Stanley	75,944	6,953,433
Morningstar, Inc.	1,635	376,835
MSCI, Inc.	4,917	2,694,909
Nasdaq, Inc.	21,809	1,101,136
Northern Trust Corp.	13,016	1,042,842
Open Lending Corp., Class A(a)	5,715	64,522
P10, Inc., Class A	2,388	28,298
Patria Investments Ltd., Class A	4,257	64,792
Perella Weinberg Partners	3,888	38,413
Piper Sandler Cos	1,151	168,460
PJT Partners, Inc., Class A	1,652	131,020
Raymond James Financial, Inc.	12,372	1,361,786
Robinhood Markets, Inc., Class A(a)	42,880	551,437
S&P Global, Inc.	20,304	8,010,131
Sculptor Capital Management, Inc.	904	9,899
SEI Investments Co.	6,621	417,057
State Street Corp.	21,209	1,536,380
StepStone Group, Inc., Class A	3,324	93,305
Stifel Financial Corp.	6,908	438,934
StoneX Group, Inc.(a)	1,163	107,008
T Rowe Price Group, Inc.	13,943	1,718,614
TPG, Inc.	4,082	120,133
Tradeweb Markets, Inc., Class A	7,368	602,629
Victory Capital Holdings, Inc., Class A	2,170	71,957
Virtu Financial, Inc., Class A	5,659	105,031
Virtus Investment Partners, Inc.	369	75,914
WisdomTree, Inc.	8,155	56,759
XP, Inc., Class A(a)	21,090	569,641

		84,027,358

Chemicals — 1.7%
AdvanSix, Inc.	1,773	71,115
Air Products and Chemicals, Inc.	14,042	4,287,444
Albemarle Corp.	7,455	1,582,547
American Vanguard Corp.	1,236	22,322
Amyris, Inc.(a)(b)	10,201	9,046
Ashland, Inc.	3,046	278,282
Aspen Aerogels, Inc.(a)	3,713	30,966
Avient Corp.	5,515	223,523
Axalta Coating Systems Ltd.(a)	13,507	432,224
Balchem Corp.	2,008	270,558
Cabot Corp.	3,476	246,796
Celanese Corp.	6,272	786,446
CF Industries Holdings, Inc.	12,383	1,016,397
Chase Corp.	398	50,104
Chemours Co.	9,206	340,438
Corteva, Inc.	45,342	2,558,649
Danimer Scientific, Inc.(a)(b)	6,007	16,880
Dow, Inc.	45,021	2,542,336
DuPont de Nemours, Inc.	29,147	2,262,682
Eastman Chemical Co.	7,617	651,863
Ecolab, Inc.	15,751	2,884,638
Ecovyst, Inc.(a)	5,243	64,436
Element Solutions, Inc.	14,301	299,749
FMC Corp.	8,028	772,534
FutureFuel Corp.	1,697	16,495
Ginkgo Bioworks Holdings, Inc.(a)(b)	100,397	251,996
Hawkins, Inc.	1,121	52,407
HB Fuller Co.	3,352	248,149
Huntsman Corp.	10,842	322,766

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)	2,428	$155,441
Innospec, Inc.	1,590	170,353
International Flavors & Fragrances, Inc.	16,260	1,375,759
Intrepid Potash, Inc.(a)(b)	1,114	30,635
Koppers Holdings, Inc.	1,501	57,428
Kronos Worldwide, Inc.	777	7,265
Linde PLC	31,026	12,120,927
Livent Corp.(a)(b)	11,419	281,136
LSB Industries, Inc.(a)	3,652	40,793
LyondellBasell Industries NV, Class A	16,404	1,621,699
Mativ Holdings, Inc.	4,082	64,251
Minerals Technologies, Inc.	2,032	124,663
Mosaic Co.	20,968	854,656
NewMarket Corp.	374	168,936
Olin Corp.	8,297	478,571
Origin Materials, Inc.(a)(b)	7,098	31,799
Orion SA	3,373	73,936
Perimeter Solutions SA(a)	7,347	40,849
PPG Industries, Inc.	14,894	2,143,247
PureCycle Technologies, Inc.(a)	6,987	82,726
Quaker Chemical Corp.	858	171,926
Rayonier Advanced Materials, Inc.(a)(b)	5,464	25,845
RPM International, Inc.	7,968	823,174
Scotts Miracle-Gro Co.	2,518	176,361
Sensient Technologies Corp.	2,722	174,317
Sherwin-Williams Co.	15,026	4,154,689
Stepan Co.	1,403	134,435
Trinseo PLC	2,403	42,341
Tronox Holdings PLC, Class A	6,792	90,266
Westlake Corp.	2,070	284,625

		48,596,837

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	3,812	176,419
ACCO Brands Corp.	3,640	22,168
ACV Auctions, Inc., Class A(a)	7,474	130,720
Aris Water Solution, Inc., Class A	1,316	14,384
BrightView Holdings, Inc.(a)	2,533	19,529
Brink’s Co.	2,649	193,271
Casella Waste Systems, Inc., Class A(a)	3,457	278,945
CECO Environmental Corp.(a)(b)	2,391	28,788
Cimpress PLC(a)	966	67,137
Cintas Corp.	5,453	2,737,624
Clean Harbors, Inc.(a)(b)	3,129	520,228
Copart, Inc.(a)	27,387	2,420,737
CoreCivic, Inc.(a)	8,030	77,891
Deluxe Corp.	2,249	42,709
Driven Brands Holdings, Inc.(a)	3,595	93,003
Ennis, Inc.	1,476	31,793
Enviri Corp.(a)	4,861	45,839
GEO Group, Inc.(a)	8,758	65,422
Healthcare Services Group, Inc.	5,673	71,537
Heritage-Crystal Clean, Inc.(a)	1,201	55,330
HNI Corp.	2,472	71,911
Interface, Inc.	3,303	32,270
Li-Cycle Holdings Corp.(a)	8,180	49,325
Liquidity Services, Inc.(a)	1,769	29,684
Matthews International Corp., Class A	2,063	94,692
MillerKnoll, Inc.	5,129	100,375
Montrose Environmental Group, Inc.(a)	1,946	78,755
MSA Safety, Inc.	2,318	384,788
OPENLANE, Inc.(a)(b)	7,187	112,836
Pitney Bowes, Inc.	4,309	16,977

56	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Quad/Graphics, Inc.(a)	7,294	$43,180
RB Global, Inc.	11,523	743,003
Republic Services, Inc.	13,031	1,969,114
Rollins, Inc.	14,246	581,664
SP Plus Corp.(a)	1,356	52,138
Steelcase, Inc., Class A	4,806	41,187
Stericycle, Inc.(a)	5,859	248,949
Tetra Tech, Inc.	3,242	548,579
UniFirst Corp.	954	154,834
Viad Corp.(a)	1,234	34,811
VSE Corp.	682	36,658
Waste Management, Inc.	25,646	4,200,558

		16,719,762

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	51,316
Arista Networks, Inc.(a)	15,930	2,470,584
Aviat Networks, Inc.(a)	336	10,271
Calix, Inc.(a)	3,408	153,735
Cambium Networks Corp.(a)	644	10,433
Ciena Corp.(a)	9,307	392,755
Cisco Systems, Inc.	259,887	13,524,519
Clearfield, Inc.(a)	817	38,187
CommScope Holding Co., Inc.(a)	13,802	62,109
Comtech Telecommunications Corp.	1,632	16,581
Digi International, Inc.(a)	2,062	86,460
DZS, Inc.(a)	990	3,732
Extreme Networks, Inc.(a)	7,642	203,201
F5, Inc.(a)	4,066	643,404
Harmonic, Inc.(a)(b)	6,424	95,846
Infinera Corp.(a)	11,106	49,977
Juniper Networks, Inc.	20,024	556,667
Lumentum Holdings, Inc.(a)	4,472	234,154
Motorola Solutions, Inc.	10,514	3,013,628
NETGEAR, Inc.(a)	1,767	24,102
NetScout Systems, Inc.(a)	4,617	129,045
Ribbon Communications, Inc.(a)(b)	4,557	14,491
Ubiquiti, Inc.	252	44,768
Viasat, Inc.(a)	4,544	140,591
Viavi Solutions, Inc.(a)	14,749	160,322

		22,130,878

Construction & Engineering — 0.3%
AECOM	8,550	743,850
Ameresco, Inc., Class A(a)(b)	1,722	100,238
APi Group Corp.(a)	13,460	387,110
Arcosa, Inc.	3,111	240,107
Argan, Inc.	963	36,632
Bowman Consulting Group Ltd.(a)	812	28,136
Comfort Systems USA, Inc.	2,143	372,818
Concrete Pumping Holdings, Inc.(a)(b)	1,884	15,204
Construction Partners, Inc., Class A(a)	2,954	86,848
Dycom Industries, Inc.(a)	1,865	185,717
EMCOR Group, Inc.	2,933	630,712
Fluor Corp.(a)	9,240	286,255
Granite Construction, Inc.	3,545	145,097
Great Lakes Dredge & Dock Corp.(a)	4,898	41,143
IES Holdings, Inc.(a)	991	56,804
MasTec, Inc.(a)	3,885	457,459
MDU Resources Group, Inc.	12,061	266,789
MYR Group, Inc.(a)	942	134,291
Northwest Pipe Co.(a)	487	15,866
Primoris Services Corp.	3,014	95,725

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services, Inc.	9,141	$1,843,008
Sterling Infrastructure, Inc.(a)	1,738	104,263
Tutor Perini Corp.(a)	1,983	16,756
Valmont Industries, Inc.	1,253	331,732
WillScot Mobile Mini Holdings Corp.(a)	12,097	580,051

		7,202,611

Construction Materials — 0.2%
Eagle Materials, Inc.	2,307	425,342
Knife River Corp.(a)	3,335	144,972
Martin Marietta Materials, Inc.	3,928	1,753,695
Summit Materials, Inc., Class A(a)(b)	7,815	282,747
U.S. Lime & Minerals, Inc.	114	23,439
Vulcan Materials Co.	8,398	1,851,759

		4,481,954

Consumer Finance — 0.5%
Ally Financial, Inc.	17,475	533,686
American Express Co.	37,465	6,327,089
Atlanticus Holdings Corp.(a)	526	21,408
Bread Financial Holdings, Inc.	2,726	113,320
Capital One Financial Corp.	24,051	2,814,448
Consumer Portfolio Services, Inc.(a)	1,875	24,019
Credit Acceptance Corp.(a)(b)	378	210,395
Discover Financial Services	16,085	1,697,772
Encore Capital Group, Inc.(a)(b)	1,672	89,452
Enova International, Inc.(a)	2,095	115,414
FirstCash Holdings, Inc.	2,474	235,723
Green Dot Corp., Class A(a)	1,798	35,151
LendingClub Corp.(a)	7,657	64,242
LendingTree, Inc.(a)	601	14,664
Navient Corp.	6,130	116,715
Nelnet, Inc., Class A	903	89,108
NerdWallet, Inc., Class A(a)	2,065	23,149
OneMain Holdings, Inc.	6,710	305,171
PRA Group, Inc.(a)	2,429	57,956
PROG Holdings, Inc.(a)	3,501	142,071
Regional Management Corp.	728	23,653
SLM Corp.	14,925	241,486
SoFi Technologies, Inc.(a)(b)	58,325	667,821
Synchrony Financial	27,191	939,177
Upstart Holdings, Inc.(a)(b)	4,483	307,937
World Acceptance Corp.(a)	213	33,631

		15,244,658

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	25,643	557,222
Andersons, Inc.	2,210	107,892
BJ’s Wholesale Club Holdings, Inc.(a)(b)	8,171	541,819
Casey’s General Stores, Inc.	2,373	599,562
Chefs’ Warehouse, Inc.(a)	2,601	94,520
Costco Wholesale Corp.	28,043	15,722,869
Dollar General Corp.	13,873	2,342,595
Dollar Tree, Inc.(a)	13,215	2,039,471
Grocery Outlet Holding Corp.(a)	6,304	210,869
HF Foods Group, Inc.(a)	1,854	9,696
Ingles Markets, Inc., Class A	1,069	90,651
Kroger Co.	41,341	2,010,826
Natural Grocers by Vitamin Cottage, Inc.	357	4,445
Performance Food Group Co.(a)	9,464	565,569
PriceSmart, Inc.	1,657	128,799
SpartanNash Co.	2,523	56,616
Sprouts Farmers Market, Inc.(a)(b)	6,331	248,492
Sysco Corp.	32,235	2,459,853

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Target Corp.	29,128	$3,975,098
U.S. Foods Holding Corp.(a)	13,836	591,212
United Natural Foods, Inc.(a)	3,544	73,715
Village Super Market, Inc., Class A	1,208	28,122
Walgreens Boots Alliance, Inc.	45,596	1,366,512
Walmart, Inc.	90,196	14,418,733
Weis Markets, Inc.	1,178	78,149

		48,323,307

Containers & Packaging — 0.3%
Amcor PLC	92,090	944,843
AptarGroup, Inc.	4,202	510,375
Ardagh Group SA(a)	1,250	7,413
Ardagh Metal Packaging SA	8,206	31,019
Avery Dennison Corp.	5,121	942,315
Ball Corp.	19,511	1,145,101
Berry Global Group, Inc.	7,590	497,676
Crown Holdings, Inc.	6,719	623,254
Graphic Packaging Holding Co.	19,776	478,579
Greif, Inc., Class A	1,857	137,362
Greif, Inc., Class B	150	11,861
International Paper Co.	21,865	788,452
Myers Industries, Inc.	2,006	39,338
O-I Glass, Inc.(a)	9,817	225,398
Packaging Corp. of America	5,619	861,674
Pactiv Evergreen, Inc.	2,722	23,436
Ranpak Holdings Corp.(a)	2,577	16,519
Sealed Air Corp.	9,053	412,998
Silgan Holdings, Inc.	5,129	224,907
Sonoco Products Co.	5,883	344,979
TriMas Corp.	2,253	58,037
Westrock Co.	16,273	541,728

		8,867,264

Distributors — 0.1%
Funko, Inc., Class A(a)	2,563	20,914
Genuine Parts Co.	8,907	1,386,998
LKQ Corp.	17,093	936,525
Pool Corp.	2,409	926,839
Weyco Group, Inc.	929	25,362

		3,296,638

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	17,762
ADT, Inc.	14,416	91,974
Adtalem Global Education, Inc.(a)(b)	2,748	118,824
Bright Horizons Family Solutions, Inc.(a)(b)	3,636	352,801
Carriage Services, Inc.	750	24,278
Chegg, Inc.(a)	7,981	80,848
Coursera, Inc.(a)	7,465	117,126
Duolingo, Inc.(a)	1,833	284,463
European Wax Center, Inc., Class A(a)	2,320	44,938
Frontdoor, Inc.(a)	4,969	173,518
Graham Holdings Co., Class B	237	139,060
Grand Canyon Education, Inc.(a)	1,933	209,827
H&R Block, Inc.	9,236	310,422
Laureate Education, Inc., Class A	9,584	122,867
Mister Car Wash, Inc.(a)	4,380	43,493
Nerdy, Inc.(a)	3,456	17,073
OneSpaWorld Holdings Ltd.(a)	4,480	57,546
Perdoceo Education Corp.(a)	4,729	63,132
Rover Group, Inc.(a)	6,057	33,192
Service Corp. International	9,540	635,841
Strategic Education, Inc.	1,286	96,579

Security	Shares	Value

Diversified Consumer Services (continued)
Stride, Inc.(a)	2,478	$94,684
Udemy, Inc.(a)(b)	4,678	55,247
Universal Technical Institute, Inc.(a)	3,497	25,458
WW International, Inc.(a)	2,679	31,210

		3,242,163

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	78,547
American Assets Trust, Inc.	2,957	66,533
Armada Hoffler Properties, Inc.	4,860	60,361
Broadstone Net Lease, Inc.	11,612	189,276
CTO Realty Growth, Inc.	1,428	24,990
Empire State Realty Trust, Inc., Class A	7,712	69,022
Essential Properties Realty Trust, Inc.	9,144	224,485
Gladstone Commercial Corp.	2,038	27,105
Global Net Lease, Inc.	5,657	60,473
One Liberty Properties, Inc.	1,518	31,013
Star Holdings(a)	701	10,929
WP Carey, Inc.	13,255	895,110

		1,737,844

Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	1,444	40,533
AST SpaceMobile, Inc.(a)(b)	4,773	20,476
AT&T, Inc.	454,635	6,601,300
ATN International, Inc.	370	13,446
Bandwidth, Inc., Class A(a)	1,206	18,271
Charge Enterprises, Inc.(a)	6,537	6,215
Cogent Communications Holdings, Inc.	2,894	177,229
Consolidated Communications Holdings, Inc.(a)	4,659	16,679
EchoStar Corp., Class A(a)	2,032	39,482
ESC GCI Liberty, Inc. (d)	3,941	—
Frontier Communications Parent, Inc.(a)(b)	14,934	271,948
Globalstar, Inc.(a)	47,986	51,825
IDT Corp., Class B(a)	1,059	25,119
Iridium Communications, Inc.	7,701	404,688
Liberty Latin America Ltd., Class A(a)	4,385	36,834
Liberty Latin America Ltd., Class C(a)	7,372	61,335
Lumen Technologies, Inc.	67,212	120,310
Ooma, Inc.(a)	719	10,785
Radius Global Infrastructure, Inc., Class A(a)	5,304	79,083
Verizon Communications, Inc.	266,953	9,097,758

		17,093,316

Electric Utilities — 1.5%
ALLETE, Inc.	3,794	217,889
Alliant Energy Corp.	16,068	863,494
American Electric Power Co., Inc.	32,313	2,738,204
Avangrid, Inc.	4,309	159,778
Constellation Energy Corp.	20,796	2,009,933
Duke Energy Corp.	48,333	4,524,935
Edison International	24,155	1,738,194
Entergy Corp.	13,465	1,382,856
Evergy, Inc.	14,379	862,309
Eversource Energy	22,334	1,615,418
Exelon Corp.	62,813	2,629,352
FirstEnergy Corp.	35,015	1,379,241
Genie Energy Ltd., Class B	1,945	26,082
Hawaiian Electric Industries, Inc.	7,119	273,298
IDACORP, Inc.	3,073	315,966
MGE Energy, Inc.	2,196	176,207
NextEra Energy, Inc.	128,263	9,401,678
NRG Energy, Inc.	14,747	560,239
OGE Energy Corp.	12,559	454,008

58	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Otter Tail Corp.	2,546	$206,251
PG&E Corp.(a)	114,467	2,015,764
Pinnacle West Capital Corp.	7,063	584,958
PNM Resources, Inc.	5,519	247,362
Portland General Electric Co.	6,057	288,737
PPL Corp.	47,009	1,294,158
Southern Co.	68,618	4,963,826
Xcel Energy, Inc.	34,992	2,195,048

		43,125,185

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,961	324,036
Allied Motion Technologies, Inc.	976	37,966
AMETEK, Inc.	14,918	2,365,995
Array Technologies, Inc.(a)	9,308	177,317
Atkore, Inc.(a)(b)	2,492	395,406
Babcock & Wilcox Enterprises, Inc.(a)	2,924	16,024
Blink Charging Co.(a)(b)	2,352	15,053
Bloom Energy Corp., Class A(a)(b)	12,009	214,481
ChargePoint Holdings, Inc.(a)(b)	18,288	158,374
Eaton Corp. PLC	25,328	5,200,345
Emerson Electric Co.	36,213	3,308,058
Encore Wire Corp.	986	168,300
Energy Vault Holdings, Inc.(a)(b)	6,389	21,403
EnerSys	2,662	288,348
Enovix Corp.(a)	9,039	194,519
Eos Energy Enterprises, Inc.(a)	7,915	19,471
ESS Tech, Inc.(a)(b)	6,406	12,364
Fluence Energy, Inc.(a)(b)	2,273	66,463
FuelCell Energy, Inc.(a)	31,425	68,821
Generac Holdings, Inc.(a)(b)	3,756	577,297
GrafTech International Ltd.	9,922	52,388
Hubbell, Inc.	3,427	1,069,224
LSI Industries, Inc.	2,248	28,325
NEXTracker, Inc., Class A(a)	2,995	126,838
NuScale Power Corp.(a)(b)	1,721	13,045
nVent Electric PLC	10,325	545,986
Plug Power, Inc.(a)	31,835	417,675
Powell Industries, Inc.	401	24,373
Preformed Line Products Co.	83	14,401
Regal Rexnord Corp.	4,086	638,151
Rockwell Automation, Inc.	7,328	2,464,333
Sensata Technologies Holding PLC	9,360	395,460
SES AI Corp.(a)	9,902	31,092
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	281,926
Stem, Inc.(a)(b)	8,334	58,921
SunPower Corp.(a)(b)	5,371	53,012
Sunrun, Inc.(a)(b)	13,791	261,753
Thermon Group Holdings, Inc.(a)	2,167	59,831
TPI Composites, Inc.(a)(b)	2,227	13,228
Vertiv Holdings Co.	20,661	537,393
Vicor Corp.(a)	1,638	151,138

		20,868,534

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)	1,976	13,753
Advanced Energy Industries, Inc.	2,357	295,049
Aeva Technologies, Inc.(a)	4,909	6,136
Akoustis Technologies, Inc.(a)(b)	1,380	3,298
Amphenol Corp., Class A	36,995	3,267,028
Arlo Technologies, Inc.(a)	4,365	49,586
Arrow Electronics, Inc.(a)	3,600	513,144
Avnet, Inc.	5,505	266,993

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	1,788	$294,376
Bel Fuse, Inc., Class B	688	36,911
Belden, Inc.	2,549	246,335
Benchmark Electronics, Inc.	2,953	78,284
CDW Corp.	8,597	1,608,241
Cognex Corp.	11,137	608,303
Coherent Corp.(a)	7,242	342,981
Corning, Inc.	48,579	1,648,771
CTS Corp.	1,973	88,055
Daktronics, Inc.(a)	4,121	29,630
ePlus, Inc.(a)	1,893	106,671
Evolv Technologies Holdings, Inc.(a)	6,676	43,928
Fabrinet(a)	2,435	301,063
FARO Technologies, Inc.(a)	883	14,649
Insight Enterprises, Inc.(a)	1,855	272,110
IPG Photonics Corp.(a)	1,805	237,267
Itron, Inc.(a)	2,707	212,960
Jabil, Inc.	8,287	917,122
Keysight Technologies, Inc.(a)	11,287	1,818,110
Kimball Electronics, Inc.(a)	2,170	63,321
Knowles Corp.(a)	5,726	104,614
Lightwave Logic, Inc.(a)(b)	7,025	47,208
Littelfuse, Inc.	1,463	445,630
Luna Innovations, Inc.(a)(b)	2,595	23,459
Methode Electronics, Inc.	2,506	84,302
MicroVision, Inc.(a)	9,988	39,952
Mirion Technologies, Inc.(a)(b)	13,907	104,998
Napco Security Technologies, Inc.	2,262	84,780
National Instruments Corp.	8,306	490,054
nLight, Inc.(a)	2,689	38,722
Novanta, Inc.(a)	2,219	392,541
OSI Systems, Inc.(a)	1,125	134,134
PAR Technology Corp.(a)(b)	1,911	66,101
PC Connection, Inc.	993	48,071
Plexus Corp.(a)	1,781	175,411
Rogers Corp.(a)	1,036	174,680
Sanmina Corp.(a)	3,539	217,507
ScanSource, Inc.(a)	945	28,435
SmartRent, Inc.(a)(b)	7,900	31,442
TD SYNNEX Corp.	2,536	250,329
Teledyne Technologies, Inc.(a)	3,003	1,154,744
Trimble, Inc.(a)	15,299	823,086
TTM Technologies, Inc.(a)	7,528	108,102
Vishay Intertechnology, Inc.	7,799	219,542
Vontier Corp.	9,338	288,824
Zebra Technologies Corp., Class A(a)	3,269	1,006,721

		19,967,464

Energy Equipment & Services — 0.5%
Archrock, Inc.	10,294	120,028
Atlas Energy Solutions, Inc., Class A	1,769	34,938
Baker Hughes Co.	64,417	2,305,485
Borr Drilling Ltd.(a)	13,940	122,393
Bristow Group, Inc.(a)	1,094	33,662
Cactus, Inc., Class A	3,908	198,448
ChampionX Corp.	12,014	427,698
Core Laboratories, Inc.(b)	3,218	83,636
Diamond Offshore Drilling, Inc.(a)	6,633	105,000
DMC Global, Inc.(a)	948	17,879
Dril-Quip, Inc.(a)(b)	2,080	53,851
Expro Group Holdings NV(a)	5,586	123,953
Halliburton Co.	57,215	2,235,962
Helix Energy Solutions Group, Inc.(a)	9,071	87,082

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	6,046	$270,679
Liberty Energy, Inc., Class A	11,212	184,662
Nabors Industries Ltd.(a)	626	76,679
Newpark Resources, Inc.(a)	8,375	46,230
NexTier Oilfield Solutions, Inc.(a)	11,391	135,781
Noble Corp. PLC(a)	6,668	348,536
NOV, Inc.	24,363	489,209
Oceaneering International, Inc.(a)	6,547	146,980
Oil States International, Inc.(a)	5,562	44,719
Patterson-UTI Energy, Inc.	12,949	205,112
ProFrac Holding Corp., Class A(a)	1,185	15,251
ProPetro Holding Corp.(a)	6,951	72,569
RPC, Inc.	4,947	41,159
Schlumberger NV	90,330	5,269,852
Seadrill Ltd.(a)	3,193	156,170
Select Water Solutions, Inc., Class A	4,294	36,113
Solaris Oilfield Infrastructure, Inc., Class A	2,770	30,276
TechnipFMC PLC(a)	27,985	513,245
TETRA Technologies, Inc.(a)	6,116	27,461
Tidewater, Inc.(a)	3,312	209,020
U.S. Silica Holdings, Inc.(a)	4,387	57,075
Valaris Ltd.(a)	3,989	306,355
Weatherford International PLC(a)	4,602	382,426

		15,015,574

Entertainment — 1.4%
Activision Blizzard, Inc.(a)	49,270	4,570,285
AMC Entertainment Holdings, Inc., Class A(a)(b)	33,553	166,758
Atlanta Braves Holdings, Inc.(b)	602	28,499
Atlanta Braves Holdings, Inc., Class C(a)	2,589	105,424
Cinemark Holdings, Inc.(a)	6,744	112,557
Electronic Arts, Inc.	17,328	2,362,673
IMAX Corp.(a)	2,341	43,098
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	116,990
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,406	900,676
Lions Gate Entertainment Corp., Class A(a)	4,773	36,657
Lions Gate Entertainment Corp., Class B(a)	5,862	42,910
Live Nation Entertainment, Inc.(a)	10,009	878,290
Madison Square Garden Entertainment Corp.(a)	2,969	103,440
Madison Square Garden Sports Corp.	1,142	242,961
Marcus Corp.	914	14,258
Netflix, Inc.(a)	27,780	12,194,587
Playstudios, Inc.(a)	4,630	22,826
Playtika Holding Corp.(a)	2,080	24,835
ROBLOX Corp., Class A(a)(b)	29,178	1,145,236
Roku, Inc.(a)	7,930	763,421
Sphere Entertainment Co.(a)	1,765	74,924
Spotify Technology SA(a)	8,963	1,339,162
Take-Two Interactive Software, Inc.(a)	10,471	1,601,435
Vivid Seats, Inc., Class A(a)	2,759	22,982
Walt Disney Co.(a)	116,060	10,316,573
Warner Bros Discovery, Inc., Class A(a)	140,087	1,830,937
World Wrestling Entertainment, Inc., Class A	2,716	285,180

		39,347,574

Financial Services — 4.0%
Affirm Holdings, Inc.(a)(b)	14,237	276,055
Alerus Financial Corp.	1,174	23,222
A-Mark Precious Metals, Inc.	876	35,732
Apollo Global Management, Inc.	33,146	2,708,360
AvidXchange Holdings, Inc.(a)	9,286	115,239
Banco Latinoamericano de Comercio Exterior SA,
Class E	1,539	35,890

Security	Shares	Value

Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)	115,679	$40,714,381
Block, Inc.(a)	34,361	2,767,091
Cannae Holdings, Inc.(a)	5,113	104,203
Cantaloupe, Inc.(a)	2,911	22,444
Cass Information Systems, Inc.	1,157	43,908
Compass Diversified Holdings	4,320	97,330
Enact Holdings, Inc.	1,946	52,931
Equitable Holdings, Inc.	22,590	648,107
Essent Group Ltd.	6,810	337,776
Euronet Worldwide, Inc.(a)	3,033	266,510
EVERTEC, Inc.	4,185	164,596
Federal Agricultural Mortgage Corp., Class C	776	124,742
Fidelity National Information Services, Inc.	37,524	2,265,699
Fiserv, Inc.(a)	39,006	4,922,947
FleetCor Technologies, Inc.(a)	4,590	1,142,497
Flywire Corp.(a)	6,181	211,019
Global Payments, Inc.	16,594	1,829,489
I3 Verticals, Inc., Class A(a)	1,114	27,861
International Money Express, Inc.(a)	2,474	59,945
Jack Henry & Associates, Inc.	4,633	776,352
Jackson Financial, Inc., Class A	5,409	178,605
Marqeta, Inc., Class A(a)	29,185	162,852
Mastercard, Inc., Class A	53,064	20,922,074
Merchants Bancorp	607	19,187
MGIC Investment Corp.	17,365	290,690
Mr. Cooper Group, Inc.(a)	4,356	252,517
NewtekOne, Inc.(b)	1,733	30,847
NMI Holdings, Inc., Class A(a)	5,784	154,491
Pagseguro Digital Ltd., Class A(a)	12,586	142,977
Payoneer Global, Inc.(a)	16,041	85,338
PayPal Holdings, Inc.(a)	71,115	5,391,939
Paysafe Ltd.(a)	1,495	17,985
PennyMac Financial Services, Inc.	1,461	109,911
Radian Group, Inc.	9,790	263,645
Remitly Global, Inc.(a)	6,039	116,432
Repay Holdings Corp.(a)	5,002	41,767
Rocket Cos., Inc., Class A(a)(b)	8,299	90,708
Shift4 Payments, Inc., Class A(a)(b)	3,291	227,046
StoneCo Ltd., Class A(a)	18,850	273,137
TFS Financial Corp.	4,986	72,347
Toast, Inc., Class A(a)(b)	22,821	503,660
UWM Holdings Corp.(b)	6,038	39,609
Visa, Inc., Class A	102,441	24,353,299
Voya Financial, Inc.	6,293	467,318
Walker & Dunlop, Inc.	1,979	180,049
Western Union Co.	20,244	246,572
WEX, Inc.(a)	2,646	501,020

		114,910,348

Food Products — 1.0%
Archer-Daniels-Midland Co.	34,235	2,908,606
B&G Foods, Inc.	4,306	57,098
Benson Hill, Inc.(a)	11,400	15,846
Beyond Meat, Inc.(a)(b)	4,136	71,139
BRC, Inc.(a)	2,764	12,659
Bunge Ltd.	9,326	1,013,456
Calavo Growers, Inc.	1,112	41,956
Cal-Maine Foods, Inc.	2,254	104,112
Campbell Soup Co.	12,267	562,074
Conagra Brands, Inc.	30,430	998,408
Darling Ingredients, Inc.(a)(b)	9,748	675,049
Dole PLC	5,443	71,902
Flowers Foods, Inc.	12,222	302,006

60	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Fresh Del Monte Produce, Inc.	2,317	$61,586
Freshpet, Inc.(a)(b)	3,087	227,018
General Mills, Inc.	37,350	2,791,539
Hain Celestial Group, Inc.(a)	6,528	82,710
Hershey Co.	9,324	2,156,734
Hormel Foods Corp.	18,554	758,487
Hostess Brands, Inc.(a)	9,038	217,274
Ingredion, Inc.	4,008	445,930
J & J Snack Foods Corp.	1,069	171,382
J M Smucker Co.	6,581	991,428
John B Sanfilippo & Son, Inc.	672	73,188
Kellogg Co.	16,145	1,079,939
Kraft Heinz Co.	51,160	1,850,969
Lamb Weston Holdings, Inc.	9,272	960,857
Lancaster Colony Corp.	1,204	231,927
McCormick & Co., Inc.	15,961	1,428,190
Mission Produce, Inc.(a)	1,882	21,869
Mondelez International, Inc., Class A	86,057	6,379,405
Pilgrim’s Pride Corp.(a)	2,884	71,437
Post Holdings, Inc.(a)	3,274	279,272
Seaboard Corp.	12	43,260
Seneca Foods Corp., Class A(a)	699	26,957
Simply Good Foods Co.(a)	5,858	226,763
Sovos Brands, Inc.(a)	2,778	49,448
SunOpta, Inc.(a)	6,076	40,284
TreeHouse Foods, Inc.(a)	3,444	177,745
Tyson Foods, Inc., Class A	17,599	980,616
Utz Brands, Inc.	4,872	81,606
Vital Farms, Inc.(a)	3,080	36,036
Westrock Coffee Co.(a)(b)	2,383	26,439

		28,804,606

Gas Utilities — 0.1%
Atmos Energy Corp.	9,167	1,115,715
Brookfield Infrastructure Corp., Class A	6,222	290,692
Chesapeake Utilities Corp.	1,026	121,314
National Fuel Gas Co.	5,623	298,637
New Jersey Resources Corp.	6,393	285,767
Northwest Natural Holding Co.	2,475	106,351
ONE Gas, Inc.	3,452	273,157
Southwest Gas Holdings, Inc.	3,757	247,737
Spire, Inc.	3,161	200,945
UGI Corp.	12,770	344,662

		3,284,977

Ground Transportation — 1.1%
ArcBest Corp.	1,534	178,435
Avis Budget Group, Inc.(a)	1,311	288,800
Covenant Logistics Group, Inc.	878	48,079
CSX Corp.	128,312	4,275,356
Daseke, Inc.(a)	1,895	14,743
Heartland Express, Inc.(b)	3,436	56,179
Hertz Global Holdings, Inc.(a)(b)	8,951	150,824
JB Hunt Transport Services, Inc.	5,237	1,068,034
Knight-Swift Transportation Holdings, Inc.	9,826	596,929
Landstar System, Inc.	2,285	465,203
Lyft, Inc., Class A(a)	19,191	243,918
Marten Transport Ltd.	4,841	109,697
Norfolk Southern Corp.	14,380	3,359,024
Old Dominion Freight Line, Inc.(b)	6,233	2,614,681
PAM Transportation Services, Inc.(a)	886	22,912
RXO, Inc.(a)	6,858	151,219
Ryder System, Inc.	2,987	305,122

Security	Shares	Value

Ground Transportation (continued)
Saia, Inc.(a)	1,687	$713,837
Schneider National, Inc., Class B	3,106	95,696
TuSimple Holdings, Inc., Class A(a)	10,700	25,038
Uber Technologies, Inc.(a)	123,039	6,085,509
U-Haul Holding Co.(b)	5,166	295,547
U-Haul Holding Co.	574	34,934
Union Pacific Corp.	38,551	8,944,603
Universal Logistics Holdings, Inc.	345	10,726
Werner Enterprises, Inc.	3,887	182,767
XPO, Inc.(a)	7,218	499,774

		30,837,586

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	109,506	12,191,303
Accuray, Inc.(a)(b)	6,907	29,424
Align Technology, Inc.(a)	4,844	1,830,499
Alphatec Holdings, Inc.(a)	5,618	99,270
AngioDynamics, Inc.(a)	2,055	17,858
Artivion, Inc.(a)	2,287	39,840
AtriCure, Inc.(a)	3,211	177,729
Atrion Corp.	93	52,137
Avanos Medical, Inc.(a)(b)	2,746	67,195
Axogen, Inc.(a)	2,915	25,186
Axonics, Inc.(a)	2,947	177,910
Baxter International, Inc.	32,073	1,450,662
Becton Dickinson & Co.	17,926	4,994,542
Boston Scientific Corp.(a)	91,383	4,738,209
Butterfly Network, Inc.(a)(b)	9,583	24,628
Cerus Corp.(a)	10,433	32,029
CONMED Corp.	1,948	235,805
Cooper Cos., Inc.	3,117	1,219,557
Cutera, Inc.(a)	1,121	22,431
DENTSPLY SIRONA, Inc.	13,056	542,085
Dexcom, Inc.(a)(b)	24,514	3,053,464
Edwards Lifesciences Corp.(a)	38,169	3,132,530
Embecta Corp.	3,199	68,267
Enovis Corp.(a)	3,332	212,915
Envista Holdings Corp.(a)	10,236	352,221
GE HealthCare Technologies, Inc.(a)	24,741	1,929,798
Glaukos Corp.(a)	3,038	234,351
Globus Medical, Inc., Class A(a)	5,189	312,741
Haemonetics Corp.(a)	3,257	300,426
Hologic, Inc.(a)	15,333	1,217,747
ICU Medical, Inc.(a)(b)	1,216	216,667
IDEXX Laboratories, Inc.(a)(b)	5,213	2,891,807
Inari Medical, Inc.(a)	3,207	183,023
Inmode Ltd.(a)	4,808	206,311
Inogen, Inc.(a)	1,013	8,276
Inspire Medical Systems, Inc.(a)	1,783	513,165
Insulet Corp.(a)	4,414	1,221,575
Integer Holdings Corp.(a)(b)	1,962	181,446
Integra LifeSciences Holdings Corp.(a)	4,290	195,066
Intuitive Surgical, Inc.(a)	22,128	7,178,323
iRhythm Technologies, Inc.(a)	1,872	196,672
Lantheus Holdings, Inc.(a)(b)	4,236	366,372
LeMaitre Vascular, Inc.	1,369	86,562
LivaNova PLC(a)	3,277	191,541
Masimo Corp.(a)(b)	2,889	353,325
Medtronic PLC	84,122	7,382,547
Merit Medical Systems, Inc.(a)	3,518	262,689
Mesa Laboratories, Inc.	342	44,002
Nano-X Imaging Ltd.(a)(b)	2,926	36,282
Neogen Corp.(a)	14,114	327,304

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nevro Corp.(a)(b)	2,489	$62,200
Novocure Ltd.(a)(b)	6,754	220,451
NuVasive, Inc.(a)	3,253	134,056
Omnicell, Inc.(a)	2,769	174,862
OraSure Technologies, Inc.(a)	4,522	21,344
Orthofix Medical, Inc.(a)	1,626	32,016
OrthoPediatrics Corp.(a)(b)	1,412	58,951
Outset Medical, Inc.(a)	2,818	57,994
Paragon 28, Inc.(a)	2,936	51,879
Penumbra, Inc.(a)	2,240	679,526
PROCEPT BioRobotics Corp.(a)(b)	2,503	86,203
Pulmonx Corp.(a)	2,572	36,008
QuidelOrtho Corp.(a)	3,388	295,976
ResMed, Inc.	9,223	2,050,734
RxSight, Inc.(a)	1,911	63,770
Shockwave Medical, Inc.(a)	2,336	608,762
SI-BONE, Inc.(a)	2,624	67,594
Sight Sciences, Inc.(a)	33	290
Silk Road Medical, Inc.(a)(b)	2,576	58,836
STAAR Surgical Co.(a)	3,016	165,186
STERIS PLC	6,304	1,421,867
Stryker Corp.	22,517	6,381,543
Surmodics, Inc.(a)	823	26,394
Tactile Systems Technology, Inc.(a)	1,111	25,453
Tandem Diabetes Care, Inc.(a)	4,223	147,467
Teleflex, Inc.	3,011	756,273
TransMedics Group, Inc.(a)	1,883	175,458
Treace Medical Concepts, Inc.(a)	3,386	77,167
UFP Technologies, Inc.(a)	514	100,058
Utah Medical Products, Inc.	90	8,850
Varex Imaging Corp.(a)	2,011	46,836
Vicarious Surgical, Inc.(a)(b)	7,131	11,695
Zimmer Biomet Holdings, Inc.	13,196	1,823,027
Zimvie, Inc.(a)	1,143	15,682
Zynex, Inc.(a)	2,679	26,147

		76,796,269

Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A(a)	12,498	23,996
Acadia Healthcare Co., Inc.(a)	5,959	470,940
Accolade, Inc.(a)	4,551	68,356
AdaptHealth Corp.(a)	4,211	57,859
Addus HomeCare Corp.(a)	862	78,933
Agiliti, Inc.(a)	1,187	20,381
agilon health, Inc.(a)(b)	17,802	340,908
Alignment Healthcare, Inc.(a)	5,964	37,036
Amedisys, Inc.(a)	1,965	178,501
AmerisourceBergen Corp.	10,194	1,905,259
AMN Healthcare Services, Inc.(a)	2,547	272,911
Apollo Medical Holdings, Inc.(a)	2,670	97,802
Aveanna Healthcare Holdings, Inc.(a)	1,972	3,412
Brookdale Senior Living, Inc.(a)(b)	14,257	50,185
Cano Health, Inc.(a)	10,355	15,222
Cardinal Health, Inc.	16,501	1,509,346
CareMax, Inc.(a)	4,295	10,265
Castle Biosciences, Inc.(a)	1,921	32,369
Centene Corp.(a)	35,120	2,391,321
Chemed Corp.	916	477,318
Cigna Group	18,512	5,462,891
Community Health Systems, Inc.(a)	6,300	27,657
CorVel Corp.(a)	587	120,077
Cross Country Healthcare, Inc.(a)	2,722	70,228

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	81,149	$6,061,019
DaVita, Inc.(a)	3,313	337,893
DocGo, Inc.(a)	4,887	41,002
Elevance Health, Inc.	15,031	7,089,070
Encompass Health Corp.	6,145	405,754
Enhabit, Inc.(a)(b)	3,056	41,959
Ensign Group, Inc.	3,257	315,506
Fulgent Genetics, Inc.(a)	1,533	59,526
Guardant Health, Inc.(a)	7,188	280,476
HCA Healthcare, Inc.	13,006	3,548,167
HealthEquity, Inc.(a)	5,146	349,619
Henry Schein, Inc.(a)	8,394	661,363
Hims & Hers Health, Inc.(a)	8,208	73,626
Humana, Inc.	7,931	3,623,119
Innovage Holding Corp.(a)	978	7,042
Invitae Corp.(a)(b)	19,431	27,592
Joint Corp.(a)	820	11,070
Laboratory Corp. of America Holdings	5,591	1,196,083
LifeStance Health Group, Inc.(a)	6,871	64,519
McKesson Corp.	8,675	3,490,820
ModivCare, Inc.(a)	878	38,404
Molina Healthcare, Inc.(a)	3,694	1,124,786
National HealthCare Corp.	1,106	65,276
National Research Corp.	1,109	47,587
NeoGenomics, Inc.(a)	8,616	149,315
OPKO Health, Inc.(a)	22,404	41,671
Option Care Health, Inc.(a)	10,313	348,373
Owens & Minor, Inc.(a)	4,320	83,117
Patterson Cos., Inc.	5,305	174,481
Pediatrix Medical Group, Inc.(a)	5,332	73,208
Pennant Group, Inc.(a)	1,158	13,294
PetIQ, Inc.(a)	1,413	23,654
Premier, Inc., Class A	7,029	195,055
Privia Health Group, Inc.(a)	4,419	123,378
Progyny, Inc.(a)(b)	5,002	208,883
Quest Diagnostics, Inc.	7,249	980,137
R1 RCM, Inc.(a)(b)	9,585	165,629
RadNet, Inc.(a)	3,480	115,118
Select Medical Holdings Corp.	6,381	191,494
Surgery Partners, Inc.(a)(b)	4,295	165,916
Tenet Healthcare Corp.(a)	6,549	489,407
U.S. Physical Therapy, Inc.	849	98,713
UnitedHealth Group, Inc.	58,772	29,760,378
Universal Health Services, Inc., Class B	3,933	546,530

		76,632,202

Health Care REITs — 0.2%
CareTrust REIT, Inc.	6,801	141,393
Community Healthcare Trust, Inc.	1,398	49,266
Diversified Healthcare Trust	14,315	29,918
Global Medical REIT, Inc.	3,155	31,234
Healthcare Realty Trust, Inc.	24,203	472,685
Healthpeak Properties, Inc.	34,853	760,841
LTC Properties, Inc.	2,807	94,203
Medical Properties Trust, Inc.	37,105	374,389
National Health Investors, Inc.	2,865	157,317
Omega Healthcare Investors, Inc.	14,949	476,873
Physicians Realty Trust	14,761	217,577
Sabra Health Care REIT, Inc.	15,945	207,126
Universal Health Realty Income Trust	517	24,676

62	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	25,360	$1,230,467
Welltower, Inc.	31,532	2,590,354

		6,858,319

Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	35,983
Certara, Inc.(a)	7,090	138,042
Computer Programs and Systems, Inc.(a)	440	11,537
Definitive Healthcare Corp.(a)(b)	2,101	24,855
Doximity, Inc., Class A(a)(b)	6,727	240,356
Evolent Health, Inc., Class A(a)	7,059	214,523
Health Catalyst, Inc.(a)	2,795	39,214
HealthStream, Inc.	1,619	36,395
Multiplan Corp.(a)	23,893	51,370
NextGen Healthcare, Inc.(a)	3,477	57,822
OptimizeRx Corp.(a)	814	11,355
Phreesia, Inc.(a)	3,516	111,528
Schrodinger, Inc.(a)	3,581	187,322
Sharecare, Inc.(a)	16,795	23,345
Simulations Plus, Inc.	1,116	55,577
Teladoc Health, Inc.(a)(b)	10,028	298,534
Veeva Systems, Inc., Class A(a)	9,193	1,877,394
Veradigm, Inc.(a)	7,214	97,533

		3,512,685

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	13,033	202,012
Braemar Hotels & Resorts, Inc.	3,646	13,490
Chatham Lodging Trust	2,016	19,354
DiamondRock Hospitality Co.	11,505	97,793
Hersha Hospitality Trust, Class A	1,059	6,629
Host Hotels & Resorts, Inc.	45,012	828,221
Park Hotels & Resorts, Inc.	14,578	198,698
Pebblebrook Hotel Trust(b)	7,963	123,028
RLJ Lodging Trust	11,744	120,963
Ryman Hospitality Properties, Inc.	3,591	342,186
Service Properties Trust	8,692	73,795
Summit Hotel Properties, Inc.	5,580	35,935
Sunstone Hotel Investors, Inc.	14,339	146,114
Xenia Hotels & Resorts, Inc.	7,531	95,644

		2,303,862

Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.(a)(b)	4,065	46,341
Airbnb, Inc., Class A(a)(b)	25,680	3,908,239
Aramark	15,135	611,000
Bally’s Corp.(a)	3,342	54,408
Biglari Holdings, Inc., Class B(a)	32	6,501
BJ’s Restaurants, Inc.(a)	1,084	40,823
Bloomin’ Brands, Inc.	5,912	158,855
Bluegreen Vacations Holding Corp.	764	29,865
Booking Holdings, Inc.(a)	2,349	6,978,409
Bowlero Corp.(a)(b)	2,290	27,778
Boyd Gaming Corp.	4,500	307,440
Brinker International, Inc.(a)	2,824	110,927
Caesars Entertainment, Inc.(a)	12,701	749,613
Carnival Corp.(a)	63,070	1,188,239
Century Casinos, Inc.(a)	1,395	11,090
Cheesecake Factory, Inc.	3,485	128,178
Chipotle Mexican Grill, Inc.(a)	1,742	3,418,292
Choice Hotels International, Inc.	2,003	261,892
Churchill Downs, Inc.	4,425	512,636

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings, Inc.(a)	1,136	$47,246
Cracker Barrel Old Country Store, Inc.	1,446	134,767
Darden Restaurants, Inc.	7,773	1,313,015
Dave & Buster’s Entertainment, Inc.(a)	2,569	117,660
Denny’s Corp.(a)	3,384	39,796
Dine Brands Global, Inc.	887	53,504
Domino’s Pizza, Inc.	2,228	883,937
DoorDash, Inc., Class A(a)	19,238	1,746,618
DraftKings, Inc., Class A(a)	26,649	846,905
El Pollo Loco Holdings, Inc.	399	4,249
Everi Holdings, Inc.(a)	5,012	74,378
Expedia Group, Inc.(a)	9,186	1,125,561
First Watch Restaurant Group, Inc.(a)(b)	1,553	28,948
Full House Resorts, Inc.(a)	2,239	14,374
Golden Entertainment, Inc.(a)	1,082	45,812
Hilton Grand Vacations, Inc.(a)	4,987	231,896
Hilton Worldwide Holdings, Inc.	16,245	2,525,935
Hyatt Hotels Corp., Class A(b)	2,928	369,953
Inspired Entertainment, Inc.(a)	902	11,356
International Game Technology PLC	6,271	212,148
Jack in the Box, Inc.	1,529	151,998
Krispy Kreme, Inc.	6,214	95,696
Kura Sushi USA, Inc., Class A(a)	372	37,018
Las Vegas Sands Corp.(a)	21,017	1,257,027
Life Time Group Holdings, Inc.(a)	2,249	40,684
Light & Wonder, Inc., Class A(a)(b)	5,727	402,608
Lindblad Expeditions Holdings, Inc.(a)	2,077	24,550
Marriott International, Inc., Class A	15,977	3,224,318
Marriott Vacations Worldwide Corp.	2,247	288,762
McDonald’s Corp.	46,065	13,506,258
MGM Resorts International	19,168	973,159
Monarch Casino & Resort, Inc.	999	69,251
Mondee Holdings, Inc.	3,139	26,870
Noodles & Co.(a)	1,836	6,701
Norwegian Cruise Line Holdings Ltd.(a)	26,269	579,757
ONE Group Hospitality, Inc.(a)	2,463	18,152
Papa John’s International, Inc.	2,240	185,248
Penn Entertainment, Inc.(a)	10,233	269,026
Planet Fitness, Inc., Class A(a)	5,262	355,395
Portillo’s, Inc., Class A(a)	3,505	80,790
RCI Hospitality Holdings, Inc.	626	43,664
Red Rock Resorts, Inc., Class A	3,336	161,796
Royal Caribbean Cruises Ltd.(a)(b)	14,882	1,623,775
Rush Street Interactive, Inc.(a)	2,591	9,924
Sabre Corp.(a)	21,234	87,059
SeaWorld Entertainment, Inc.(a)(b)	2,631	145,678
Shake Shack, Inc., Class A(a)	2,297	178,385
Six Flags Entertainment Corp.(a)	4,559	108,960
Starbucks Corp.	71,348	7,246,816
Super Group SGHC Ltd.(a)	8,184	24,798
Sweetgreen, Inc., Class A(a)	5,522	83,217
Target Hospitality Corp.(a)	2,076	26,511
Texas Roadhouse, Inc.	4,216	470,295
Travel & Leisure Co.	4,909	199,944
Vail Resorts, Inc.	2,567	604,503
Wendy’s Co.	10,460	224,785
Wingstop, Inc.	1,900	320,302
Wyndham Hotels & Resorts, Inc.	5,228	407,366
Wynn Resorts Ltd.	6,680	727,986

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc., Class A(a)(b)	1,307	$27,604
Yum! Brands, Inc.	17,597	2,422,579

		65,117,799

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	2,424	81,519
Cavco Industries, Inc.(a)	513	151,668
Century Communities, Inc.	1,627	125,637
Cricut, Inc., Class A, Class A(b)	2,865	33,979
D.R. Horton, Inc.	19,545	2,482,606
Dream Finders Homes, Inc., Class A(a)	1,622	41,361
Ethan Allen Interiors, Inc.	1,903	59,887
Garmin Ltd.	9,747	1,032,110
GoPro, Inc., Class A(a)	8,298	33,939
Green Brick Partners, Inc.(a)	1,939	109,592
Helen of Troy Ltd.(a)	1,416	200,081
Hovnanian Enterprises, Inc., Class A(a)	259	27,615
Installed Building Products, Inc.	1,495	221,290
iRobot Corp.(a)	1,749	69,960
KB Home	4,712	254,307
La-Z-Boy, Inc.	2,410	75,602
Legacy Housing Corp.(a)	148	3,511
Leggett & Platt, Inc.	8,651	253,128
Lennar Corp., B Shares	1,295	148,808
Lennar Corp., Class A	15,443	1,958,636
LGI Homes, Inc.(a)	1,213	168,304
Lovesac Co.(a)	653	19,120
M/I Homes, Inc.(a)	1,521	152,100
MDC Holdings, Inc.	3,675	188,454
Meritage Homes Corp.	2,432	362,246
Mohawk Industries, Inc.(a)	3,384	359,854
Newell Brands, Inc.	23,980	267,617
NVR, Inc.(a)	187	1,179,304
PulteGroup, Inc.	14,110	1,190,743
Purple Innovation, Inc.	3,669	11,447
Skyline Champion Corp.(a)	3,500	243,810
Snap One Holdings Corp.(a)	1,999	19,470
Sonos, Inc.(a)	7,986	136,880
Taylor Morrison Home Corp.(a)	6,652	322,090
Tempur Sealy International, Inc.	10,610	473,524
Toll Brothers, Inc.	6,886	553,152
TopBuild Corp.(a)	1,946	533,068
Traeger, Inc.(a)(b)	1,304	5,816
Tri Pointe Homes, Inc.(a)	6,084	193,958
Vizio Holding Corp., Class A(a)	4,238	31,573
Vuzix Corp.(a)(b)	2,953	15,592
Whirlpool Corp.	3,376	487,022

		14,280,380

Household Products — 1.2%
Central Garden & Pet Co.(a)	682	27,607
Central Garden & Pet Co., Class A(a)	2,523	96,429
Church & Dwight Co., Inc.	15,535	1,486,233
Clorox Co.	7,860	1,190,633
Colgate-Palmolive Co.	51,479	3,925,789
Energizer Holdings, Inc.	4,687	167,326
Kimberly-Clark Corp.	21,213	2,738,598
Oil-Dri Corp. of America	477	29,941
Procter & Gamble Co.	148,639	23,232,276
Reynolds Consumer Products, Inc.	3,870	107,122

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	2,456	$192,575
WD-40 Co.	832	190,944

		33,385,473

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	41,479	897,191
Altus Power, Inc.(a)	6,825	46,478
Brookfield Renewable Corp., Class A	7,595	236,736
Clearway Energy, Inc., Class A	3,272	80,720
Clearway Energy, Inc., Class C	4,140	109,337
Montauk Renewables, Inc.(a)(b)	3,696	32,340
Ormat Technologies, Inc.(b)	3,182	258,697
Sunnova Energy International, Inc.(a)(b)	6,377	112,618
Vistra Corp.	23,247	652,311

		2,426,428

Industrial Conglomerates — 0.7%
3M Co.	34,773	3,877,189
Brookfield Business Corp., Class A	1,503	30,841
General Electric Co.	68,711	7,849,545
Honeywell International, Inc.	42,120	8,176,756

		19,934,331

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	16,926	548,741
EastGroup Properties, Inc.	2,704	479,095
First Industrial Realty Trust, Inc.	8,643	446,843
Innovative Industrial Properties, Inc.	1,807	143,169
LXP Industrial Trust	18,394	185,227
Plymouth Industrial REIT, Inc.	4,122	93,858
Prologis, Inc.	58,283	7,270,804
Rexford Industrial Realty, Inc.	12,691	699,147
STAG Industrial, Inc.	10,769	390,915
Terreno Realty Corp.	5,012	297,412

		10,555,211

Insurance — 2.1%
Aflac, Inc.	38,357	2,774,745
Allstate Corp.	16,662	1,877,474
Ambac Financial Group, Inc.(a)	2,001	28,294
American Equity Investment Life Holding Co.(a)	4,993	267,974
American Financial Group, Inc.	4,814	585,431
American International Group, Inc.	46,391	2,796,450
AMERISAFE, Inc.	1,410	73,489
Aon PLC, Class A	12,788	4,072,978
Arch Capital Group Ltd.(a)	22,663	1,760,689
Argo Group International Holdings Ltd.	2,322	68,963
Arthur J Gallagher & Co.	13,458	2,890,778
Assurant, Inc.	3,194	429,625
Assured Guaranty Ltd.	3,483	208,214
Axis Capital Holdings Ltd.	5,100	281,112
Brighthouse Financial, Inc.(a)	4,515	235,367
Brown & Brown, Inc.	15,213	1,071,756
BRP Group, Inc., Class A(a)(b)	4,318	107,561
Chubb Ltd.	26,014	5,317,522
Cincinnati Financial Corp.	9,854	1,060,093
CNA Financial Corp.	1,699	66,533
CNO Financial Group, Inc.	7,685	197,658
Crawford & Co., Class A	347	3,335
eHealth, Inc.(a)	1,290	9,752
Employers Holdings, Inc.	798	30,827
Enstar Group Ltd.(a)	780	199,586
Everest Group Ltd.	2,691	970,132

64	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
F&G Annuities & Life, Inc.	1,150	$30,130
Fidelity National Financial, Inc.	16,187	634,045
First American Financial Corp.	6,362	403,224
Genworth Financial, Inc., Class A(a)	15,365	90,039
Globe Life, Inc.	6,023	675,600
Goosehead Insurance, Inc., Class A(a)	1,246	83,320
Greenlight Capital Re Ltd., Class A(a)(b)	1,310	13,467
Hanover Insurance Group, Inc.	2,331	264,522
Hartford Financial Services Group, Inc.	19,833	1,425,596
HCI Group, Inc.	444	27,888
Hippo Holdings, Inc.(a)(b)	930	15,996
Horace Mann Educators Corp.	1,576	47,485
Investors Title Co.	51	7,984
James River Group Holdings Ltd.	2,673	49,424
Kemper Corp.	4,044	206,123
Kinsale Capital Group, Inc.	1,353	504,168
Lemonade, Inc.(a)(b)	3,392	78,864
Lincoln National Corp.	11,067	310,319
Loews Corp.	12,471	781,308
Markel Group, Inc.(a)	823	1,193,111
Marsh & McLennan Cos., Inc.	31,242	5,886,618
MBIA, Inc.(a)	2,769	24,201
Mercury General Corp.	2,282	73,435
MetLife, Inc.	41,145	2,590,901
National Western Life Group, Inc., Class A	106	44,697
Old Republic International Corp.	16,755	461,935
Oscar Health, Inc., Class A(a)	8,387	63,070
Palomar Holdings, Inc.(a)	1,645	99,621
Primerica, Inc.	2,370	504,099
Principal Financial Group, Inc.	15,182	1,212,586
ProAssurance Corp.	1,892	31,786
Progressive Corp.	37,005	4,661,890
Prudential Financial, Inc.	23,558	2,273,111
Reinsurance Group of America, Inc.	4,301	603,645
RenaissanceRe Holdings Ltd.	3,161	590,348
RLI Corp.	2,496	332,991
Ryan Specialty Holdings, Inc.(a)	5,967	258,610
Safety Insurance Group, Inc.	657	47,304
Selective Insurance Group, Inc.	3,832	395,424
Selectquote, Inc.(a)	8,469	16,006
SiriusPoint Ltd.(a)	6,850	63,979
Stewart Information Services Corp.	1,098	51,749
Travelers Cos., Inc.	14,643	2,527,528
Trupanion, Inc.(a)	2,521	77,773
United Fire Group, Inc.	1,438	34,570
Universal Insurance Holdings, Inc.	1,090	16,928
Unum Group	12,749	619,729
W.R. Berkley Corp.	13,798	851,199
White Mountains Insurance Group Ltd.(b)	161	249,070
Willis Towers Watson PLC	6,759	1,428,379

		60,322,133

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(a)	376,140	49,921,301
Alphabet, Inc., Class C(a)	326,209	43,421,680
Bumble, Inc., Class A(a)	6,338	117,380
Cargurus, Inc.(a)	6,510	147,517
Cars.com, Inc.(a)	4,460	101,733
DHI Group, Inc.(a)	4,676	17,629
Eventbrite, Inc., Class A(a)	4,028	46,362
EverQuote, Inc., Class A(a)	1,224	8,666
fuboTV, Inc.(a)(b)	12,757	42,991

Security	Shares	Value

Interactive Media & Services (continued)
IAC, Inc.(a)(b)	5,073	$353,081
Match Group, Inc.(a)	17,794	827,599
MediaAlpha, Inc., Class A(a)(b)	1,139	11,549
Meta Platforms, Inc., Class A(a)	140,095	44,634,267
Nextdoor Holdings, Inc.(a)	10,985	34,163
Outbrain, Inc.(a)	4,466	23,714
Pinterest, Inc., Class A(a)	37,748	1,094,314
QuinStreet, Inc.(a)	3,046	27,048
Shutterstock, Inc.	1,408	72,442
TripAdvisor, Inc.(a)	7,461	139,148
TrueCar, Inc.(a)	5,805	14,222
Vimeo, Inc.(a)	7,862	32,391
Yelp, Inc.(a)	4,499	202,680
Ziff Davis, Inc.(a)	3,041	220,533
ZipRecruiter, Inc., Class A(a)	5,115	94,730
ZoomInfo Technologies, Inc., CLass A(a)	20,001	511,426

		142,118,566

IT Services — 1.4%
Accenture PLC, Class A	39,968	12,643,877
Akamai Technologies, Inc.(a)	9,782	924,399
Amdocs Ltd.	7,645	715,878
BigCommerce Holdings, Inc., Series-1(a)(b)	4,449	48,094
Brightcove, Inc.(a)	2,245	10,080
Cloudflare, Inc., Class A(a)(b)	18,268	1,256,290
Cognizant Technology Solutions Corp., Class A	32,176	2,124,581
DigitalOcean Holdings, Inc.(a)(b)	3,889	192,583
DXC Technology Co.(a)	14,332	396,280
EPAM Systems, Inc.(a)	3,537	837,597
Fastly, Inc., Class A(a)	7,006	128,700
Gartner, Inc.(a)	4,872	1,722,690
Globant SA(a)(b)	2,515	439,446
GoDaddy, Inc., Class A(a)	9,859	760,030
Grid Dynamics Holdings, Inc.(a)(b)	3,516	36,637
Hackett Group, Inc.	1,720	39,990
Information Services Group, Inc.	4,090	21,064
International Business Machines Corp.	57,424	8,279,392
Kyndryl Holdings, Inc.(a)	13,127	179,315
MongoDB, Inc.(a)	4,165	1,763,461
Okta, Inc.(a)	9,653	741,930
Perficient, Inc.(a)	2,180	139,062
Rackspace Technology, Inc.(a)	2,884	6,691
Snowflake, Inc., Class A(a)	19,663	3,494,312
Squarespace, Inc., Class A(a)	2,925	96,934
Thoughtworks Holding, Inc.(a)	4,953	35,117
Tucows, Inc., Class A(a)	474	14,642
Twilio, Inc., Class A(a)	10,812	713,916
Unisys Corp.(a)	3,469	18,871
VeriSign, Inc.(a)	5,763	1,215,705

		38,997,564

Leisure Products — 0.1%
Acushnet Holdings Corp.	2,268	135,241
AMMO, Inc.(a)	3,293	6,849
Brunswick Corp.	4,522	390,294
Clarus Corp.(b)	1,492	13,279
Hasbro, Inc.	8,369	540,303
Johnson Outdoors, Inc., Class A	138	8,159
Latham Group, Inc.(a)	2,161	8,514
Malibu Boats, Inc., Class A(a)(b)	1,332	79,853
MasterCraft Boat Holdings, Inc.(a)	1,420	43,523
Mattel, Inc.(a)	22,748	484,532
Peloton Interactive, Inc., Class A(a)	20,787	201,842

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Polaris, Inc.	3,366	$457,238
Smith & Wesson Brands, Inc.	2,956	37,630
Sturm Ruger & Co., Inc.	1,052	55,703
Topgolf Callaway Brands Corp.(a)	9,369	187,099
Vista Outdoor, Inc.(a)	3,171	96,081
YETI Holdings, Inc.(a)	5,240	223,224

		2,969,364

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)	5,680	357,726
Adaptive Biotechnologies Corp.(a)	6,063	51,172
Agilent Technologies, Inc.	18,861	2,296,704
Akoya Biosciences, Inc.(a)	2,119	14,621
Avantor, Inc.(a)	43,006	884,633
Azenta, Inc.(a)	4,337	203,752
BioLife Solutions, Inc.(a)	2,281	45,346
Bio-Rad Laboratories, Inc., Class A(a)	1,303	528,184
Bio-Techne Corp.	9,675	806,895
Bruker Corp.	6,498	446,543
Charles River Laboratories International, Inc.(a)	3,141	658,165
Codexis, Inc.(a)	3,610	12,996
CryoPort, Inc.(a)	2,379	38,231
Cytek Biosciences, Inc.(a)	7,712	69,100
Danaher Corp.	41,659	10,625,545
Fortrea Holdings, Inc.(a)	5,591	178,688
ICON PLC(a)	5,194	1,305,824
Illumina, Inc.(a)	10,089	1,938,601
IQVIA Holdings, Inc.(a)	11,737	2,626,271
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	74,872
MaxCyte, Inc.(a)	6,350	28,384
Medpace Holdings, Inc.(a)	1,404	355,451
Mettler-Toledo International, Inc.(a)	1,386	1,742,853
NanoString Technologies, Inc.(a)(b)	2,353	11,200
OmniAb, Inc.(a)	3,929	21,609
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)	15,893	209,947
QIAGEN NV(a)	14,250	667,185
Quanterix Corp.(a)	1,710	42,476
Quantum-Si, Inc.(a)(b)	7,468	29,051
Repligen Corp.(a)	3,512	602,519
Revvity, Inc.	8,132	999,829
Seer, Inc., Class A(a)	2,417	12,230
SomaLogic, Inc.(a)	10,906	26,720
Sotera Health Co.(a)(b)	6,415	121,757
Syneos Health, Inc.(a)	6,304	267,353
Thermo Fisher Scientific, Inc.	24,419	13,397,729
Waters Corp.(a)(b)	3,695	1,020,596
West Pharmaceutical Services, Inc.	4,698	1,729,052

		44,449,810

Machinery — 2.0%
3D Systems Corp.(a)	7,065	61,536
AGCO Corp.	3,916	521,220
Alamo Group, Inc.	698	135,245
Albany International Corp., Class A	2,042	196,604
Allison Transmission Holdings, Inc.	5,535	324,849
Astec Industries, Inc.	1,337	66,048
Barnes Group, Inc.	3,332	130,948
Blue Bird Corp.(a)	816	17,087
Caterpillar, Inc.	32,685	8,667,081
Chart Industries, Inc.(a)(b)	2,594	472,523
CIRCOR International, Inc.(a)	1,320	73,524

Security	Shares	Value

Machinery (continued)
CNH Industrial NV	62,371	$895,648
Columbus McKinnon Corp.	1,466	62,070
Commercial Vehicle Group, Inc.(a)	2,785	29,243
Crane Co.	3,098	290,252
Crane NXT Co.	3,098	183,247
Cummins, Inc.	8,983	2,342,766
Deere & Co.	17,256	7,413,178
Desktop Metal, Inc., Class A(a)	18,582	33,819
Donaldson Co., Inc.	7,450	468,084
Douglas Dynamics, Inc.	1,306	40,551
Dover Corp.	8,982	1,311,103
Energy Recovery, Inc.(a)	3,940	120,091
Enerpac Tool Group Corp.	4,294	117,999
EnPro Industries, Inc.	1,210	167,924
Esab Corp.	3,466	238,114
ESCO Technologies, Inc.	1,757	176,666
Federal Signal Corp.	3,598	219,802
Flowserve Corp.	8,011	302,495
Fortive Corp.	22,621	1,772,355
Franklin Electric Co., Inc.	2,913	287,863
Gates Industrial Corp. PLC(a)	7,452	101,496
Gorman-Rupp Co.	1,213	38,452
Graco, Inc.	10,540	836,138
Greenbrier Cos., Inc.	2,191	101,202
Helios Technologies, Inc.	1,936	122,355
Hillenbrand, Inc.	4,517	234,613
Hillman Solutions Corp.(a)	12,662	124,594
Hyliion Holdings Corp.(a)(b)	5,934	11,690
Hyster-Yale Materials Handling, Inc.	682	32,572
IDEX Corp.	4,856	1,096,533
Illinois Tool Works, Inc.	19,103	5,030,202
Ingersoll Rand, Inc.	26,062	1,701,067
ITT, Inc.	5,072	505,171
John Bean Technologies Corp.	2,067	255,502
Kadant, Inc.(b)	797	177,611
Kennametal, Inc.	4,869	148,407
Lincoln Electric Holdings, Inc.	3,424	687,231
Lindsay Corp.	692	91,711
Manitowoc Co., Inc.(a)	2,189	39,665
Microvast Holdings, Inc.(a)(b)	11,816	33,912
Middleby Corp.(a)	3,432	521,149
Miller Industries, Inc.	1,094	41,506
Mueller Industries, Inc.	3,542	287,115
Mueller Water Products, Inc., Class A	10,406	167,433
Nikola Corp.(a)(b)	42,909	114,567
Nordson Corp.	3,701	931,209
Omega Flex, Inc.	130	11,638
Oshkosh Corp.	3,959	364,505
Otis Worldwide Corp.	26,268	2,389,337
PACCAR, Inc.	32,420	2,792,335
Parker-Hannifin Corp.	8,115	3,327,231
Pentair PLC	10,052	698,614
Proterra, Inc.(a)	13,816	23,349
Proto Labs, Inc.(a)	1,922	63,714
RBC Bearings, Inc.(a)(b)	1,809	408,924
REV Group, Inc.	1,078	13,939
Shyft Group, Inc.	1,974	28,485
Snap-on, Inc.	3,344	911,039
SPX Technologies, Inc.(a)	2,663	225,316
Standex International Corp.	974	144,707
Stanley Black & Decker, Inc.	9,770	969,868
Tennant Co.	1,312	105,275

66	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Terex Corp.	3,975	$233,054
Timken Co.	3,727	346,089
Titan International, Inc.(a)	2,632	32,874
Toro Co.	6,673	678,310
Trinity Industries, Inc.	5,760	151,027
Velo3D, Inc.(a)(b)	5,709	13,074
Wabash National Corp.	3,518	83,306
Watts Water Technologies, Inc., Class A	1,626	303,298
Westinghouse Air Brake Technologies Corp.	11,491	1,360,994
Xylem, Inc.	15,090	1,701,398

		57,954,738

Marine Transportation — 0.0%
Costamare, Inc.	3,080	34,404
Eagle Bulk Shipping, Inc.	778	35,936
Eneti, Inc.	663	8,407
Genco Shipping & Trading Ltd.	2,396	34,742
Golden Ocean Group Ltd.	7,042	55,209
Kirby Corp.(a)	3,599	293,246
Matson, Inc.	2,163	202,154
Safe Bulkers, Inc.	7,287	24,266

		688,364

Media — 0.9%
Advantage Solutions, Inc.(a)	3,751	9,715
AMC Networks, Inc., Class A(a)	2,229	28,130
Boston Omaha Corp., Class A(a)	863	16,846
Cable One, Inc.	350	253,379
Cardlytics, Inc.(a)	1,891	22,068
Charter Communications, Inc., Class A(a)	6,510	2,637,787
Clear Channel Outdoor Holdings, Inc.(a)	18,038	32,468
Comcast Corp., Class A	262,023	11,859,161
Daily Journal Corp.(a)	60	17,371
DISH Network Corp., Class A(a)	16,826	133,430
Entravision Communications Corp., Class A	1,689	8,073
EW Scripps Co., Class A(a)	2,946	29,048
Fox Corp., Class A	17,031	569,687
Fox Corp., Class B	9,735	305,776
Gannett Co., Inc.(a)(b)	7,997	22,552
Gray Television, Inc.	6,043	57,227
iHeartMedia, Inc., Class A(a)	7,236	34,226
Integral Ad Science Holding Corp.(a)	2,841	59,235
Interpublic Group of Cos., Inc.	24,744	846,987
John Wiley & Sons, Inc., Class A	2,734	93,585
Liberty Broadband Corp., Class A(a)	1,719	152,699
Liberty Broadband Corp., Class C(a)	6,880	613,214
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	4,383	138,941
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	9,734	309,833
Magnite, Inc.(a)	8,306	125,670
New York Times Co., Class A	10,163	414,244
News Corp., Class A	22,224	440,480
News Corp., Class B	9,143	183,866
Nexstar Media Group, Inc., Class A	2,110	393,979
Omnicom Group, Inc.	12,656	1,070,951
Paramount Global, Class A(b)	2,738	52,734
Paramount Global, Class B	34,868	558,934
PubMatic, Inc., Class A(a)(b)	2,634	52,654
Quotient Technology, Inc.(a)	4,746	18,699
Scholastic Corp.	1,648	71,177
Sinclair, Inc.(b)	2,203	30,644
Sirius XM Holdings, Inc.(b)	40,009	204,046
Stagwell, Inc.(a)	8,306	55,733
TechTarget, Inc.(a)	1,792	58,204
TEGNA, Inc.	13,709	231,682

Security	Shares	Value

Media (continued)
Thryv Holdings, Inc.(a)	1,791	$42,447
Trade Desk, Inc., Class A(a)	27,925	2,548,435
WideOpenWest, Inc.(a)	3,478	28,659

		24,834,676

Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	2,185	7,669
Alcoa Corp.	10,879	393,711
Alpha Metallurgical Resources, Inc.	859	148,796
Arconic Corp.(a)	6,429	192,163
ATI, Inc.(a)(b)	8,222	392,025
Carpenter Technology Corp.	3,397	203,344
Century Aluminum Co.(a)	2,613	24,301
Cleveland-Cliffs, Inc.(a)	32,469	573,078
Coeur Mining, Inc.(a)(b)	16,736	51,547
Commercial Metals Co.	7,432	425,259
Compass Minerals International, Inc.	2,480	93,918
Constellium SE(a)	7,608	145,237
Dakota Gold Corp.(a)	6,771	19,907
Freeport-McMoRan, Inc.	90,718	4,050,559
Haynes International, Inc.	1,100	55,176
Hecla Mining Co.(b)	37,284	214,756
i-80 Gold Corp.(a)(b)	15,619	31,863
Ivanhoe Electric, Inc.(a)(b)	3,722	60,520
Kaiser Aluminum Corp.	1,048	85,098
Materion Corp.	1,172	139,632
MP Materials Corp.(a)(b)	6,271	149,563
Newmont Corp.	50,526	2,168,576
Novagold Resources, Inc.(a)	16,803	75,781
Nucor Corp.	15,852	2,727,971
Olympic Steel, Inc.	384	21,423
Piedmont Lithium, Inc.(a)	1,121	61,498
Ramaco Resources, Inc.	294	4,184
Ramaco Resources, Inc., Class A	1,470	13,524
Reliance Steel & Aluminum Co.	3,662	1,072,453
Royal Gold, Inc.	4,172	501,224
Ryerson Holding Corp.	1,198	50,903
Schnitzer Steel Industries, Inc., Class A	1,945	70,428
Southern Copper Corp.	5,574	487,390
SSR Mining, Inc.	12,355	179,889
Steel Dynamics, Inc.	10,133	1,079,975
SunCoke Energy, Inc.	5,143	45,670
TimkenSteel Corp.(a)	2,945	68,618
Tredegar Corp.	2,663	18,428
U.S. Steel Corp.	13,694	349,197
Warrior Met Coal, Inc.	3,308	146,379
Worthington Industries, Inc.	1,931	144,091

		16,745,724

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	19,044
AGNC Investment Corp.	35,271	359,411
Angel Oak Mortgage REIT, Inc.	1,604	15,206
Annaly Capital Management, Inc.	31,975	642,378
Apollo Commercial Real Estate Finance, Inc.	11,046	130,343
Arbor Realty Trust, Inc.	10,209	172,634
Ares Commercial Real Estate Corp.	2,603	27,748
ARMOUR Residential REIT, Inc.	15,101	77,166
Blackstone Mortgage Trust, Inc., Class A	11,710	269,213
BrightSpire Capital, Inc.	5,031	37,028
Chimera Investment Corp.	13,492	84,730
Claros Mortgage Trust, Inc.	6,855	84,454
Dynex Capital, Inc.	2,599	33,917
Ellington Financial, Inc.	5,436	73,495

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	5,397	$77,177
Granite Point Mortgage Trust, Inc.	1,933	11,076
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,614	172,691
Invesco Mortgage Capital, Inc.	3,079	36,979
KKR Real Estate Finance Trust, Inc.	4,580	57,067
Ladder Capital Corp.	6,531	71,776
MFA Financial, Inc.	6,287	70,792
New York Mortgage Trust, Inc.	4,414	44,802
Orchid Island Capital, Inc.	1,137	11,847
PennyMac Mortgage Investment Trust	5,334	68,168
Ready Capital Corp.	9,961	115,249
Redwood Trust, Inc.	6,308	47,499
Rithm Capital Corp.	29,696	299,336
Starwood Property Trust, Inc.	17,939	372,055
TPG RE Finance Trust, Inc.	3,418	26,660
Two Harbors Investment Corp.	7,086	95,023

		3,604,964

Multi-Utilities — 0.6%
Ameren Corp.	16,525	1,415,697
Avista Corp.	3,862	149,228
Black Hills Corp.	4,232	255,317
CenterPoint Energy, Inc.	40,239	1,210,791
CMS Energy Corp.	18,893	1,153,796
Consolidated Edison, Inc.	22,043	2,090,999
Dominion Energy, Inc.	53,068	2,841,791
DTE Energy Co.	12,913	1,475,956
NiSource, Inc.	26,881	748,367
NorthWestern Corp.	3,792	214,134
Public Service Enterprise Group, Inc.	31,422	1,983,357
Sempra	19,921	2,968,627
Unitil Corp.	767	39,915
WEC Energy Group, Inc.	20,141	1,809,870

		18,357,845

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	10,876	1,366,896
Boston Properties, Inc.	9,922	661,103
Brandywine Realty Trust	10,235	51,687
City Office REIT, Inc.	1,953	10,683
Corporate Office Properties Trust	7,249	188,474
Cousins Properties, Inc.	9,941	242,859
Douglas Emmett, Inc.	11,576	170,167
Easterly Government Properties, Inc.	6,247	92,206
Equity Commonwealth	6,398	125,337
Highwoods Properties, Inc.	7,001	176,915
Hudson Pacific Properties, Inc.	8,553	50,206
JBG SMITH Properties	7,715	129,072
Kilroy Realty Corp.	7,474	266,822
Office Properties Income Trust	3,092	23,808
Orion Office REIT, Inc.	3,175	20,637
Paramount Group, Inc.	10,176	53,322
Peakstone Realty Trust(b)	1,886	47,791
Piedmont Office Realty Trust, Inc., Class A	6,483	48,233
Postal Realty Trust, Inc., Class A	1,151	17,346
SL Green Realty Corp.	4,077	153,744
Vornado Realty Trust	11,598	260,723

		4,158,031

Oil, Gas & Consumable Fuels — 3.8%
Amplify Energy Corp.(a)(b)	3,056	22,431
Antero Midstream Corp.	23,105	275,874

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.(a)	17,830	$476,952
APA Corp.	19,632	794,900
Arch Resources, Inc.	1,196	153,614
Ardmore Shipping Corp.	2,633	37,073
Berry Corp.	4,825	37,635
California Resources Corp.	4,719	251,759
Callon Petroleum Co.(a)(b)	4,444	166,917
Cheniere Energy, Inc.	15,431	2,497,662
Chesapeake Energy Corp.	8,026	676,913
Chevron Corp.	109,506	17,921,752
Chord Energy Corp.	2,658	416,881
Civitas Resources, Inc.	4,275	320,026
Clean Energy Fuels Corp.(a)	11,389	56,148
CNX Resources Corp.(a)(b)	9,931	202,592
Comstock Resources, Inc.	5,948	75,837
ConocoPhillips	76,666	9,025,122
CONSOL Energy, Inc.	2,144	159,771
Coterra Energy, Inc.	48,273	1,329,438
Crescent Energy Co., Class A	1,874	22,244
CVR Energy, Inc.	1,859	68,300
Delek U.S. Holdings, Inc.	4,418	121,893
Denbury, Inc.(a)	3,239	284,740
Devon Energy Corp.	40,622	2,193,588
DHT Holdings, Inc.	8,078	79,568
Diamondback Energy, Inc.	11,515	1,696,390
Dorian LPG Ltd.	1,508	44,848
DT Midstream, Inc.(a)	6,298	337,069
Earthstone Energy, Inc., Class A(a)(b)	3,803	60,772
Empire Petroleum Corp.(a)(b)	1,692	15,228
Encore Energy Corp.	10,541	26,669
Energy Fuels, Inc.(a)(b)	11,976	76,407
Enviva, Inc.	1,991	26,819
EOG Resources, Inc.	37,158	4,924,550
EQT Corp.	22,990	969,718
Equitrans Midstream Corp.	27,007	280,063
Excelerate Energy, Inc., Class A	1,997	42,376
Exxon Mobil Corp.	257,210	27,583,200
FLEX LNG Ltd.(a)	1,825	58,071
Gevo, Inc.(a)(b)	9,834	16,914
Golar LNG Ltd.(b)	6,652	160,446
Green Plains, Inc.(a)	1,196	42,470
Gulfport Energy Corp.(a)(b)	713	73,047
Hess Corp.	17,664	2,680,159
HF Sinclair Corp.	9,125	475,321
HighPeak Energy, Inc.(b)	727	11,014
International Seaways, Inc.	2,882	123,609
Kinder Morgan, Inc.	123,012	2,178,543
Kinetik Holdings, Inc., Class A	1,633	58,788
Kosmos Energy Ltd.(a)(b)	30,237	214,683
Magnolia Oil & Gas Corp., Class A	11,073	245,267
Marathon Oil Corp.	39,701	1,042,945
Marathon Petroleum Corp.	27,979	3,721,767
Matador Resources Co.	6,812	378,952
Murphy Oil Corp.	9,297	402,281
NACCO Industries, Inc., Class A	532	19,679
New Fortress Energy, Inc.	4,142	118,254
NextDecade Corp.(a)	3,045	16,961
Nordic American Tankers Ltd.	13,383	58,751
Northern Oil and Gas, Inc.	4,278	168,425
Occidental Petroleum Corp.	44,219	2,791,545
ONEOK, Inc.	28,707	1,924,517
Ovintiv, Inc.	15,417	710,570

68	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	4,150	$130,642
PBF Energy, Inc., Class A	7,066	335,211
PDC Energy, Inc.	5,395	409,427
Peabody Energy Corp.	7,909	177,478
Permian Resources Corp.	15,944	186,385
Phillips 66	29,187	3,255,810
Pioneer Natural Resources Co.	14,741	3,326,601
Range Resources Corp.	14,362	451,398
REX American Resources Corp.(a)	1,091	40,389
Riley Exploration Permian, Inc.	425	15,916
Ring Energy, Inc.(a)	6,295	15,234
SandRidge Energy, Inc.	1,890	32,281
Scorpio Tankers, Inc.	3,530	166,051
SFL Corp. Ltd.	6,904	68,073
SilverBow Resources, Inc.(a)	771	27,609
Sitio Royalties Corp., Class A	4,771	130,439
SM Energy Co.	7,906	286,909
Southwestern Energy Co.(a)	70,625	457,650
Talos Energy, Inc.(a)	7,922	126,752
Targa Resources Corp.	13,851	1,135,643
Teekay Corp.(a)	4,449	29,630
Teekay Tankers Ltd., Class A	1,541	67,203
Tellurian, Inc.(a)(b)	31,729	54,574
Texas Pacific Land Corp.	355	534,736
Uranium Energy Corp.(a)	26,349	94,856
VAALCO Energy, Inc.	8,384	37,309
Valero Energy Corp.	22,855	2,946,238
Vertex Energy, Inc.(a)	3,651	19,241
Vital Energy, Inc.(a)	1,222	64,497
Vitesse Energy, Inc.	1,510	38,037
W&T Offshore, Inc.(a)	7,555	33,091
Williams Cos., Inc.	77,661	2,675,421
World Kinect Corp.	4,001	90,183

		108,907,632

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	33,874
Glatfelter Corp.	2,862	9,731
Louisiana-Pacific Corp.	4,021	306,119
Sylvamo Corp.	2,521	123,705

		473,429

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,273	402,316
Allegiant Travel Co.(a)	932	115,288
American Airlines Group, Inc.(a)(b)	41,376	693,048
Blade Air Mobility, Inc.(a)	4,235	17,660
Delta Air Lines, Inc.	40,278	1,863,260
Frontier Group Holdings, Inc.(a)	2,715	25,250
Hawaiian Holdings, Inc.(a)(b)	2,898	33,588
JetBlue Airways Corp.(a)	21,282	165,361
Joby Aviation, Inc.(a)(b)	16,267	145,590
SkyWest, Inc.(a)	2,859	125,768
Southwest Airlines Co.	37,327	1,275,090
Spirit Airlines, Inc.	7,552	138,202
Sun Country Airlines Holdings, Inc.(a)	2,011	43,357
United Airlines Holdings, Inc.(a)	20,827	1,131,114

		6,174,892

Personal Care Products — 0.1%
Beauty Health Co.(a)	6,871	56,961
BellRing Brands, Inc.(a)	8,191	294,466
Coty, Inc., Class A(a)	22,417	269,901

Security	Shares	Value

Personal Care Products (continued)
Edgewell Personal Care Co.	3,579	$141,048
elf Beauty, Inc.(a)	3,059	357,046
Estee Lauder Cos., Inc., Class A	14,569	2,622,420
Herbalife Ltd.(a)	6,918	112,348
Inter Parfums, Inc.	1,217	182,015
Medifast, Inc.	711	72,444
Nature’s Sunshine Products, Inc.(a)	255	3,557
Nu Skin Enterprises, Inc., Class A	3,335	98,016
Olaplex Holdings, Inc.(a)	8,979	32,324
USANA Health Sciences, Inc.(a)	667	43,295

		4,285,841

Pharmaceuticals — 3.6%
Aclaris Therapeutics, Inc.(a)	5,218	51,502
Amneal Pharmaceuticals, Inc.(a)	5,098	16,314
Amphastar Pharmaceuticals, Inc.(a)	2,313	140,376
Amylyx Pharmaceuticals, Inc.(a)	3,280	76,916
ANI Pharmaceuticals, Inc.(a)	794	41,725
Arvinas, Inc.(a)	3,027	74,827
Assertio Holdings, Inc.(a)(b)	4,435	25,235
Atea Pharmaceuticals, Inc.(a)	3,928	13,473
Axsome Therapeutics, Inc.(a)	1,951	153,095
Bristol-Myers Squibb Co.	133,620	8,309,828
Cara Therapeutics, Inc.(a)(b)	3,166	10,543
Cassava Sciences, Inc.(a)(b)	2,756	60,577
Catalent, Inc.(a)	11,089	538,038
Collegium Pharmaceutical, Inc.(a)	2,761	62,840
Corcept Therapeutics, Inc.(a)	6,078	154,867
CorMedix, Inc.(a)(b)	4,992	22,065
Cymabay Therapeutics, Inc.(a)	7,301	95,278
DICE Therapeutics, Inc.(a)	2,283	107,301
Edgewise Therapeutics, Inc.(a)(b)	2,551	18,597
Elanco Animal Health, Inc.(a)	31,802	383,850
Eli Lilly & Co.	53,608	24,367,516
Enliven Therapeutics, Inc.(a)(b)	1,499	28,391
Evolus, Inc.(a)	1,907	19,108
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	29,963
Harmony Biosciences Holdings, Inc.(a)	2,403	84,994
Harrow Health, Inc.(a)	1,688	37,271
Innoviva, Inc.(a)(b)	4,370	59,213
Intra-Cellular Therapies, Inc.(a)	6,007	371,473
Jazz Pharmaceuticals PLC(a)	3,786	493,770
Johnson & Johnson	164,666	27,586,495
Ligand Pharmaceuticals, Inc.(a)	1,120	74,962
Liquidia Corp.(a)	3,408	26,310
Marinus Pharmaceuticals, Inc.(a)	3,594	38,240
Merck & Co., Inc.	161,028	17,173,636
NGM Biopharmaceuticals, Inc.(a)	3,162	7,494
Nuvation Bio, Inc.(a)	9,777	18,087
Ocular Therapeutix, Inc.(a)	2,768	12,567
Omeros Corp.(a)(b)	4,825	20,989
Organon & Co.	15,700	345,086
Pacira BioSciences, Inc.(a)	2,757	100,217
Perrigo Co. PLC	8,808	322,725
Pfizer, Inc.	358,014	12,909,985
Phathom Pharmaceuticals, Inc.(a)	1,212	18,435
Phibro Animal Health Corp., Class A	619	8,963
Pliant Therapeutics, Inc.(a)	3,836	68,434
Prestige Consumer Healthcare, Inc.(a)	3,378	220,279
Reata Pharmaceuticals, Inc., Class A(a)	1,836	304,005
Revance Therapeutics, Inc.(a)	4,871	115,102

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	23,394	$734,104
Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $38,933)(e)	3,715	20,140
scPharmaceuticals, Inc.(a)	2,501	21,083
SIGA Technologies, Inc.	2,502	14,361
Supernus Pharmaceuticals, Inc.(a)(b)	3,326	102,075
Taro Pharmaceutical Industries Ltd.(a)	669	24,452
Tarsus Pharmaceuticals, Inc.(a)(b)	888	19,545
Terns Pharmaceuticals, Inc.(a)	3,157	22,794
Theravance Biopharma, Inc.(a)	5,256	51,982
Third Harmonic Bio, Inc.(a)	1,258	8,919
Ventyx Biosciences, Inc.(a)(b)	3,238	119,968
Viatris, Inc.	74,184	781,158
Xeris Biopharma Holdings, Inc.(a)	12,064	31,487
Zoetis, Inc.	29,336	5,517,808

		102,690,833

Professional Services — 1.1%
Alight, Inc., Class A(a)(b)	25,410	248,510
ASGN, Inc.(a)	3,126	238,576
Asure Software, Inc.(a)	833	11,362
Automatic Data Processing, Inc.	26,151	6,466,096
Barrett Business Services, Inc.	580	52,623
Booz Allen Hamilton Holding Corp., Class A	8,179	990,313
Broadridge Financial Solutions, Inc.	7,427	1,247,142
CACI International, Inc., Class A(a)	1,456	510,241
CBIZ, Inc.(a)	3,197	169,089
Ceridian HCM Holding, Inc.(a)(b)	9,532	674,961
Clarivate PLC(a)(b)	30,144	286,669
Concentrix Corp.	2,706	225,247
Conduent, Inc.(a)	11,206	38,773
CoStar Group, Inc.(a)	25,727	2,160,296
CRA International, Inc.	456	45,641
CSG Systems International, Inc.	2,157	111,280
Dun & Bradstreet Holdings, Inc.	17,060	201,649
Equifax, Inc.	7,750	1,581,620
ExlService Holdings, Inc.(a)	1,957	275,839
Exponent, Inc.	3,131	280,475
First Advantage Corp.(a)	4,217	63,255
Forrester Research, Inc.(a)	474	15,106
Franklin Covey Co.(a)	875	41,694
FTI Consulting, Inc.(a)	2,044	358,027
Genpact Ltd.	11,611	419,041
Heidrick & Struggles International, Inc.	1,059	28,879
HireRight Holdings Corp.(a)	1,645	17,618
Huron Consulting Group, Inc.(a)	1,374	129,939
IBEX Holdings Ltd.(a)	997	19,790
ICF International, Inc.	1,207	141,931
Innodata, Inc.(a)	2,252	28,893
Insperity, Inc.	2,314	272,242
Jacobs Solutions, Inc.	8,040	1,008,296
KBR, Inc.	8,714	535,824
Kelly Services, Inc., Class A	1,865	34,167
Kforce, Inc.	1,435	91,036
Korn Ferry	3,503	184,538
Legalzoom.com, Inc.(a)	6,145	93,896
Leidos Holdings, Inc.	8,655	809,502
ManpowerGroup, Inc.	3,319	261,803
Maximus, Inc.	3,600	301,536
NV5 Global, Inc.(a)	890	97,500
Paychex, Inc.	20,364	2,555,071
Paycom Software, Inc.	3,279	1,209,164

Security	Shares	Value

Professional Services (continued)
Paycor HCM, Inc.(a)(b)	4,348	$116,787
Paylocity Holding Corp.(a)(b)	2,705	613,629
Planet Labs PBC(a)(b)	9,833	36,579
Red Violet, Inc.(a)	1,105	22,885
Resources Connection, Inc.	2,633	42,075
Robert Half, Inc.	6,745	500,142
Science Applications International Corp.	3,352	406,732
Skillsoft Corp.(a)(b)	5,867	7,744
SS&C Technologies Holdings, Inc.	14,078	820,044
Sterling Check Corp.(a)	1,260	15,133
TransUnion	12,381	986,642
TriNet Group, Inc.(a)	2,363	248,659
TrueBlue, Inc.(a)	1,967	29,407
TTEC Holdings, Inc.	1,040	35,818
Upwork, Inc.(a)	7,682	80,123
Verisk Analytics, Inc.	9,025	2,066,184
Verra Mobility Corp.(a)	8,882	186,433
Willdan Group, Inc.(a)	248	5,005

		30,755,171

Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc.(a)	6,333	53,071
CBRE Group, Inc., Class A(a)	19,345	1,611,632
Compass, Inc., Class A(a)	16,508	69,169
Cushman & Wakefield PLC(a)	10,268	100,934
DigitalBridge Group, Inc.	11,121	178,158
Douglas Elliman, Inc.	4,163	9,200
eXp World Holdings, Inc.(b)	4,087	101,930
Forestar Group, Inc.(a)	1,192	35,140
FRP Holdings, Inc.(a)	186	10,671
Howard Hughes Corp.(a)(b)	2,191	184,986
Jones Lang LaSalle, Inc.(a)	2,991	498,151
Kennedy-Wilson Holdings, Inc.	8,538	140,877
Marcus & Millichap, Inc.	1,555	57,037
Newmark Group, Inc., Class A	9,252	64,024
Opendoor Technologies, Inc.(a)(b)	37,665	192,468
RE/MAX Holdings, Inc., Class A	632	12,457
Redfin Corp.(a)	5,744	86,045
RMR Group, Inc., Class A	541	12,757
St. Joe Co.	2,076	131,785
Stratus Properties, Inc.	955	27,103
Tejon Ranch Co.(a)	507	8,928
Zillow Group, Inc., Class A(a)(b)	3,560	189,463
Zillow Group, Inc., Class C(a)	9,407	509,483

		4,285,469

Residential REITs — 0.4%
American Homes 4 Rent, Class A	21,521	806,607
Apartment Income REIT Corp.	9,483	327,543
Apartment Investment and Management Co., Class A	8,722	72,654
AvalonBay Communities, Inc.	8,873	1,673,891
BRT Apartments Corp.	1,270	24,727
Camden Property Trust	6,658	726,321
Centerspace	916	56,911
Clipper Realty, Inc.	393	2,515
Elme Communities	5,837	94,851
Equity LifeStyle Properties, Inc.	11,170	795,081
Equity Residential	23,826	1,571,086
Essex Property Trust, Inc.	4,046	985,403
Independence Realty Trust, Inc.	14,480	246,739
Invitation Homes, Inc.	38,555	1,368,703
Mid-America Apartment Communities, Inc.	7,278	1,089,226
NexPoint Residential Trust, Inc.	1,405	58,392

70	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Sun Communities, Inc.	7,759	$1,010,998
UDR, Inc.	20,818	851,040
UMH Properties, Inc.	6,148	102,364
Veris Residential, Inc.(a)	6,270	117,124

		11,982,176

Retail REITs — 0.4%
Acadia Realty Trust	4,332	68,056
Agree Realty Corp.	5,773	373,975
Alexander’s, Inc.	94	18,177
Brixmor Property Group, Inc.	18,334	416,915
CBL & Associates Properties, Inc.	1,773	38,598
Federal Realty Investment Trust	5,190	526,889
Getty Realty Corp.	3,890	125,725
InvenTrust Properties Corp.	5,089	123,866
Kimco Realty Corp.	37,337	756,448
Kite Realty Group Trust	13,877	317,506
Macerich Co.	13,406	170,926
Necessity Retail REIT, Inc.	8,970	63,687
NETSTREIT Corp.	4,355	77,911
NNN REIT, Inc.	12,220	521,550
Phillips Edison & Co., Inc.	6,922	244,416
Realty Income Corp.	41,749	2,545,436
Regency Centers Corp.	11,155	730,987
Retail Opportunity Investments Corp.	7,052	103,876
RPT Realty	4,311	46,860
Saul Centers, Inc.	796	30,686
Simon Property Group, Inc.	20,532	2,558,287
SITE Centers Corp.	12,815	180,051
Spirit Realty Capital, Inc.	9,268	373,778
Tanger Factory Outlet Centers, Inc.	7,151	167,405
Urban Edge Properties	6,477	110,174
Urstadt Biddle Properties, Inc., Class A	1,775	40,257
Whitestone REIT	5,174	53,396

		10,785,838

Semiconductors & Semiconductor Equipment — 6.6%
ACM Research, Inc., Class A(a)	3,000	39,300
Advanced Micro Devices, Inc.(a)(b)	101,557	11,618,121
Aehr Test Systems(a)	1,691	88,203
Allegro MicroSystems, Inc.(a)(b)	4,091	211,137
Alpha & Omega Semiconductor Ltd.(a)	1,720	56,554
Ambarella, Inc.(a)	2,259	188,446
Amkor Technology, Inc.	6,653	193,536
Analog Devices, Inc.	32,020	6,388,951
Applied Materials, Inc.	53,448	8,102,182
Atomera, Inc.(a)	815	7,033
Axcelis Technologies, Inc.(a)	2,048	410,583
Broadcom, Inc.	25,837	23,218,420
CEVA, Inc.(a)	1,470	39,925
Cirrus Logic, Inc.(a)	3,545	286,436
Cohu, Inc.(a)	3,237	141,295
Credo Technology Group Holding Ltd.(a)(b)	6,153	104,416
Diodes, Inc.(a)	2,733	258,241
Enphase Energy, Inc.(a)(b)	8,442	1,281,749
Entegris, Inc.	9,494	1,041,587
First Solar, Inc.(a)	6,750	1,399,950
FormFactor, Inc.(a)	4,805	178,554
GLOBALFOUNDRIES, Inc.(a)(b)	5,019	319,660
Ichor Holdings Ltd.(a)	1,435	55,563
Impinj, Inc.(a)	1,444	96,199
indie Semiconductor, Inc., Class A(a)	9,909	93,937
Intel Corp.	264,365	9,456,336

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
inTEST Corp.(a)	1,081	$22,874
KLA Corp.	8,678	4,460,058
Kulicke & Soffa Industries, Inc.	3,436	205,748
Lam Research Corp.	8,492	6,101,417
Lattice Semiconductor Corp.(a)	8,720	792,997
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,571	249,684
Marvell Technology, Inc.	54,150	3,526,790
Maxeon Solar Technologies Ltd.(a)	1,638	40,442
MaxLinear, Inc.(a)	4,731	116,714
Microchip Technology, Inc.	34,096	3,202,978
Micron Technology, Inc.	69,270	4,945,185
MKS Instruments, Inc.	4,263	465,392
Monolithic Power Systems, Inc.	2,877	1,609,653
Navitas Semiconductor Corp.(a)	6,957	73,605
NVE Corp.	349	27,644
NVIDIA Corp.	150,491	70,322,939
ON Semiconductor Corp.(a)(b)	27,318	2,943,515
Onto Innovation, Inc.(a)	2,989	371,593
PDF Solutions, Inc.(a)	1,754	80,666
Photronics, Inc.(a)	3,827	101,224
Power Integrations, Inc.	3,392	329,499
Qorvo, Inc.(a)	6,446	709,189
QUALCOMM, Inc.	70,597	9,330,806
Rambus, Inc.(a)	6,863	429,692
Semtech Corp.(a)	4,481	130,845
Silicon Laboratories, Inc.(a)	2,008	299,473
SiTime Corp.(a)(b)	1,041	134,299
SkyWater Technology, Inc.(a)	811	7,932
Skyworks Solutions, Inc.	10,042	1,148,504
SMART Global Holdings, Inc.(a)	3,469	92,275
Synaptics, Inc.(a)	2,340	211,325
Teradyne, Inc.	9,976	1,126,689
Texas Instruments, Inc.	57,308	10,315,440
Transphorm, Inc.(a)(b)	3,643	11,366
Ultra Clean Holdings, Inc.(a)	2,740	104,394
Universal Display Corp.	2,869	418,530
Veeco Instruments, Inc.(a)	2,766	77,891
Wolfspeed, Inc.(a)(b)	8,020	528,518

		190,344,099

Software — 9.8%
8x8, Inc.(a)(b)	6,460	30,620
A10 Networks, Inc.	4,857	75,381
ACI Worldwide, Inc.(a)	6,881	159,570
Adeia, Inc.	7,863	94,513
Adobe, Inc.(a)	29,011	15,844,938
Agilysys, Inc.(a)	1,390	102,346
Alarm.com Holdings, Inc.(a)	2,898	159,999
Alkami Technology, Inc.(a)	2,197	37,085
Altair Engineering, Inc., Class A(a)(b)	3,212	240,707
Alteryx, Inc., Class A(a)	3,791	157,175
American Software, Inc., Class A	1,641	18,921
Amplitude, Inc., Class A(a)	3,549	41,097
ANSYS, Inc.(a)	5,505	1,883,261
Appfolio, Inc., Class A(a)	1,200	216,708
Appian Corp., Class A(a)	2,774	142,916
Applied Digital Corp.(a)	4,664	44,681
AppLovin Corp., Class A(a)(b)	14,647	459,916
Asana, Inc., Class A(a)	4,988	121,109
Aspen Technology, Inc.(a)	1,731	308,984
Atlassian Corp., Class A(a)	9,185	1,671,119
Aurora Innovation, Inc.(a)	19,855	65,124

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Autodesk, Inc.(a)	13,598	$2,882,640
AvePoint, Inc.(a)	8,422	52,216
Bentley Systems, Inc., Class B(b)	12,079	650,817
Bills Holdings, Inc.(a)(b)	6,543	820,100
Bit Digital, Inc.(a)(b)	7,119	31,537
Black Knight, Inc.(a)	9,647	678,377
Blackbaud, Inc.(a)	2,852	215,183
Blackline, Inc.(a)(b)	3,699	214,838
Box, Inc., Class A(a)	8,302	259,438
Braze, Inc., Class A(a)	2,201	100,057
C3.ai, Inc., Class A(a)	3,809	159,978
Cadence Design Systems, Inc.(a)	17,095	4,000,401
CCC Intelligent Solutions Holdings, Inc.(a)(b)	11,864	130,741
Cerence, Inc.(a)	2,169	60,320
Cleanspark, Inc.(a)	1,688	10,145
Clear Secure, Inc., Class A	5,361	127,109
CommVault Systems, Inc.(a)	2,940	229,114
Confluent, Inc., Class A(a)(b)	11,882	410,404
Consensus Cloud Solutions, Inc.(a)	1,250	40,513
Couchbase, Inc.(a)(b)	2,430	40,557
Crowdstrike Holdings, Inc., Class A(a)	13,382	2,163,334
CS Disco, Inc.(a)(b)	1,888	18,389
Datadog, Inc., Class A(a)	17,320	2,021,590
Digimarc Corp.(a)	1,006	29,778
Digital Turbine, Inc.(a)(b)	5,723	62,037
DocuSign, Inc.(a)	12,995	699,391
Dolby Laboratories, Inc., Class A	3,902	345,756
Domo, Inc., Class B(a)	1,416	25,304
DoubleVerify Holdings, Inc.(a)	6,949	292,553
Dropbox, Inc., Class A(a)	16,741	451,170
Dynatrace, Inc.(a)	13,518	739,299
E2open Parent Holdings, Inc.(a)	12,000	61,800
Ebix, Inc.	1,492	46,192
eGain Corp.(a)	724	5,336
Elastic NV(a)	5,022	333,712
Enfusion, Inc., Class A(a)	1,551	16,828
EngageSmart, Inc.(a)	2,476	46,945
Envestnet, Inc.(a)	2,907	180,176
Everbridge, Inc.(a)	2,780	85,735
EverCommerce, Inc.(a)	1,361	15,896
Expensify, Inc., Class A(a)	4,132	33,304
Fair Isaac Corp.(a)	1,532	1,283,770
Five9, Inc.(a)	4,365	383,029
ForgeRock, Inc., Class A(a)	3,204	66,163
Fortinet, Inc.(a)	41,546	3,228,955
Freshworks, Inc., Class A(a)	10,415	194,344
Gen Digital, Inc.	35,118	683,045
Gitlab, Inc., Class A(a)	3,131	155,392
Guidewire Software, Inc.(a)	5,285	448,274
HashiCorp, Inc., Class A(a)(b)	6,042	178,904
HubSpot, Inc.(a)	2,912	1,690,562
Informatica, Inc., Class A(a)(b)	2,800	53,312
Instructure Holdings, Inc.(a)	1,199	32,577
Intapp, Inc.(a)	938	38,514
InterDigital, Inc.	1,792	166,101
Intuit, Inc.	17,291	8,847,805
Jamf Holding Corp.(a)(b)	3,854	83,709
LivePerson, Inc.(a)	4,799	22,795
LiveRamp Holdings, Inc.(a)	3,784	107,995
Manhattan Associates, Inc.(a)	3,939	750,852
Marathon Digital Holdings, Inc.(a)(b)	11,287	196,055
Matterport, Inc.(a)(b)	14,473	49,063

Security	Shares	Value

Software (continued)
MeridianLink, Inc.(a)	1,066	$23,814
Microsoft Corp.	471,232	158,296,253
MicroStrategy, Inc., Class A(a)(b)	705	308,705
Mitek Systems, Inc.(a)	2,481	25,331
Model N, Inc.(a)(b)	2,938	97,894
N-able, Inc.(a)	4,241	59,671
nCino, Inc.(a)	4,394	142,146
NCR Corp.(a)	7,887	212,003
New Relic, Inc.(a)	3,399	285,448
NextNav, Inc.(a)	7,099	22,788
Nutanix, Inc., Class A(a)	14,075	425,065
Olo, Inc., Class A(a)	5,920	46,531
ON24, Inc.	1,991	17,620
OneSpan, Inc.(a)(b)	2,737	37,606
Oracle Corp.	96,211	11,278,816
PagerDuty, Inc.(a)	5,772	149,610
Palantir Technologies, Inc., Class A(a)	118,822	2,357,429
Palo Alto Networks, Inc.(a)	18,887	4,720,995
Pegasystems, Inc.	2,374	125,229
PowerSchool Holdings, Inc., Class A(a)(b)	3,899	94,239
Procore Technologies, Inc.(a)(b)	4,791	363,397
Progress Software Corp.	2,817	169,189
PROS Holdings, Inc.(a)	3,022	114,836
PTC, Inc.(a)	6,883	1,003,610
Q2 Holdings, Inc.(a)	3,494	123,932
Qualys, Inc.(a)	2,241	311,051
Rapid7, Inc.(a)	3,624	166,378
Rimini Street, Inc.(a)	3,501	9,523
RingCentral, Inc., Class A(a)	5,642	233,353
Riot Platforms, Inc.(a)	10,100	187,052
Roper Technologies, Inc.	6,669	3,288,150
Salesforce, Inc.(a)	59,940	13,487,099
Sapiens International Corp. NV	2,240	60,346
SEMrush Holdings, Inc., Class A(a)	3,049	32,350
SentinelOne, Inc., Class A(a)	11,487	191,488
ServiceNow, Inc.(a)	12,896	7,518,368
Smartsheet, Inc., Class A(a)	7,729	343,168
SolarWinds Corp.(a)	1,754	18,487
SoundHound AI, Inc., Class A(a)(b)	10,130	23,603
SoundThinking, Inc.(a)(b)	707	16,063
Splunk, Inc.(a)	10,262	1,111,682
Sprinklr, Inc., Class A(a)	5,475	76,869
Sprout Social, Inc., Class A(a)	2,948	168,449
SPS Commerce, Inc.(a)	2,242	404,434
Synopsys, Inc.(a)	9,610	4,341,798
Tenable Holdings, Inc.(a)	7,240	352,298
Teradata Corp.(a)	6,137	348,888
Tyler Technologies, Inc.(a)	2,652	1,051,863
UiPath, Inc., Class A(a)(b)	24,241	438,277
Unity Software, Inc.(a)	18,340	840,706
Varonis Systems, Inc.(a)	7,148	205,148
Verint Systems, Inc.(a)	4,508	168,464
Veritone, Inc.(a)	2,366	10,919
Viant Technology, Inc., Class A(a)	883	4,274
VMware, Inc., Class A(a)	13,607	2,144,871
Weave Communications, Inc.(a)	404	4,848
Workday, Inc., Class A(a)	12,548	2,975,507
Workiva, Inc.(a)(b)	2,926	308,079
Xperi, Inc.(a)	2,213	29,035
Yext, Inc.(a)(b)	5,854	56,901
Zeta Global Holdings Corp., Class A(a)(b)	9,961	91,840
Zoom Video Communications, Inc., Class A(a)	15,788	1,158,050

72	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zscaler, Inc.(a)	5,565	$892,515
Zuora, Inc., Class A(a)	9,890	116,010

		283,016,757

Specialized REITs — 1.0%
American Tower Corp.	29,447	5,604,059
Crown Castle, Inc.	27,385	2,965,522
CubeSmart	14,275	618,964
Digital Realty Trust, Inc.	18,361	2,288,148
EPR Properties	4,513	201,460
Equinix, Inc.	5,900	4,778,528
Extra Space Storage, Inc.	13,210	1,843,720
Farmland Partners, Inc.	2,041	23,451
Four Corners Property Trust, Inc.	6,863	180,497
Gaming and Leisure Properties, Inc.	16,049	761,685
Gladstone Land Corp.	2,385	39,925
Iron Mountain, Inc.	18,081	1,110,173
Lamar Advertising Co., Class A	5,537	546,502
National Storage Affiliates Trust	4,998	168,882
Outfront Media, Inc.	8,901	137,609
PotlatchDeltic Corp.	4,938	264,825
Public Storage	9,832	2,770,166
Rayonier, Inc.	9,313	308,447
Safehold, Inc.	2,378	58,808
SBA Communications Corp.	6,841	1,497,837
Uniti Group, Inc.	14,285	79,710
VICI Properties, Inc.	63,572	2,001,247
Weyerhaeuser Co.	46,702	1,590,670

		29,840,835

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	1,280	11,110
Aaron’s Co., Inc.	1,983	31,371
Abercrombie & Fitch Co., Class A(a)	3,245	128,534
Academy Sports & Outdoors, Inc.	4,486	268,218
Advance Auto Parts, Inc.	3,773	280,673
American Eagle Outfitters, Inc.	10,398	146,092
America’s Car-Mart, Inc.(a)(b)	281	33,473
Arko Corp.	6,136	51,174
Asbury Automotive Group, Inc.(a)(b)	1,367	308,395
AutoNation, Inc.(a)(b)	1,891	304,413
AutoZone, Inc.(a)	1,160	2,878,795
BARK, Inc.(a)	12,225	17,604
Bath & Body Works, Inc.	14,668	543,596
Best Buy Co., Inc.	12,348	1,025,501
Big 5 Sporting Goods Corp.	1,094	10,470
Boot Barn Holdings, Inc.(a)	1,850	173,715
Buckle, Inc.	1,687	61,677
Build-A-Bear Workshop, Inc.	1,239	30,417
Burlington Stores, Inc.(a)	4,134	734,281
Caleres, Inc.	2,081	56,270
Camping World Holdings, Inc., Class A	2,185	69,986
CarMax, Inc.(a)(b)	10,057	830,809
CarParts.com, Inc.(a)	2,466	12,379
Carvana Co.(a)(b)	6,450	296,377
Cato Corp., Class A	2,025	17,213
Chico’s FAS, Inc.(a)	7,580	46,238
Children’s Place, Inc.(a)	869	27,321
Designer Brands, Inc., Class A	3,326	33,094
Destination XL Group, Inc.(a)	6,269	32,348
Dick’s Sporting Goods, Inc.	3,843	541,863
Duluth Holdings, Inc., Class B(a)	1,416	10,280
EVgo, Inc.(a)(b)	4,566	19,953

Security	Shares	Value

Specialty Retail (continued)
Five Below, Inc.(a)(b)	3,376	$703,356
Floor & Decor Holdings, Inc., Class A(a)(b)	6,526	749,511
Foot Locker, Inc.	5,084	136,607
Franchise Group, Inc.	1,453	43,241
GameStop Corp., Class A(a)(b)	17,417	386,657
Gap, Inc.	13,510	139,153
Genesco, Inc.(a)	1,043	29,423
Group 1 Automotive, Inc.(b)	843	217,941
GrowGeneration Corp.(a)	2,856	11,367
Guess?, Inc.	3,020	63,390
Haverty Furniture Cos., Inc.	1,048	37,309
Hibbett, Inc.	876	40,646
Home Depot, Inc.	64,040	21,379,114
Lands’ End, Inc.(a)	889	8,339
Leslie’s, Inc.(a)(b)	12,789	81,466
Lithia Motors, Inc.	1,684	522,933
Lowe’s Cos., Inc.	37,738	8,840,881
MarineMax, Inc.(a)	887	35,773
Monro, Inc.	2,222	81,436
Murphy USA, Inc.(b)	1,270	389,928
National Vision Holdings, Inc.(a)	5,351	115,742
ODP Corp.(a)	2,695	134,427
OneWater Marine, Inc., Class A(a)	684	25,753
O’Reilly Automotive, Inc.(a)	3,851	3,565,217
Overstock.com, Inc.(a)(b)	2,560	93,363
Penske Automotive Group, Inc.(b)	1,260	203,389
Petco Health & Wellness Co., Inc.(a)(b)	5,201	42,440
PetMed Express, Inc.	1,061	15,544
Revolve Group, Inc.(a)	2,911	57,405
RH(a)(b)	1,015	393,993
Ross Stores, Inc.	21,311	2,443,093
Sally Beauty Holdings, Inc.(a)	7,155	85,645
Shoe Carnival, Inc.	744	19,798
Signet Jewelers Ltd.	2,786	224,245
Sleep Number Corp.(a)	1,237	34,253
Sonic Automotive, Inc., Class A	1,309	62,688
Sportsman’s Warehouse Holdings, Inc.(a)(b)	1,930	12,159
Stitch Fix, Inc., Class A(a)	5,133	26,230
Tilly’s, Inc., Class A(a)	598	5,185
TJX Cos., Inc.	72,811	6,300,336
Tractor Supply Co.	6,946	1,555,835
Ulta Beauty, Inc.(a)	3,172	1,410,906
Upbound Group, Inc., Class A	3,756	130,070
Urban Outfitters, Inc.(a)	3,529	128,350
Valvoline, Inc.	10,723	407,152
Victoria’s Secret & Co.(a)(b)	5,589	114,519
Warby Parker, Inc., Class A(a)	5,414	80,885
Wayfair, Inc., Class A(a)	5,281	411,231
Williams-Sonoma, Inc.	4,131	572,722
Winmark Corp.	223	81,052
Zumiez, Inc.(a)	980	18,483

		61,704,221

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	945,148	185,674,325
Avid Technology, Inc.(a)	1,603	38,216
Corsair Gaming, Inc.(a)	2,367	43,742
Eastman Kodak Co.(a)	6,701	36,789
Hewlett Packard Enterprise Co.	82,800	1,439,064
HP, Inc.	54,980	1,804,993
Immersion Corp.	1,222	8,627
IonQ, Inc.(a)(b)	10,927	210,345
NetApp, Inc.	13,826	1,078,566

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A(a)	18,009	$666,153
Super Micro Computer, Inc.(a)	2,919	964,058
Turtle Beach Corp.(a)	776	8,730
Western Digital Corp.(a)	19,886	846,348
Xerox Holdings Corp.	8,090	129,278

		192,949,234

Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	6,333	9,499
Capri Holdings Ltd.(a)	7,903	291,700
Carter’s, Inc.	2,358	176,874
Columbia Sportswear Co.	2,414	189,765
Crocs, Inc.(a)	3,744	405,662
Deckers Outdoor Corp.(a)	1,657	900,894
Figs, Inc., Class A(a)(b)	8,730	64,253
Fossil Group, Inc.(a)	3,093	8,599
G-III Apparel Group Ltd.(a)	2,509	51,961
Hanesbrands, Inc.	21,010	110,723
Kontoor Brands, Inc.	3,741	158,469
Lululemon Athletica, Inc.(a)	7,039	2,664,473
Movado Group, Inc.	1,241	35,617
NIKE, Inc., Class B	75,244	8,306,185
Oxford Industries, Inc.	1,115	120,253
PVH Corp.	4,077	365,462
Ralph Lauren Corp.	2,545	334,235
Rocky Brands, Inc.	309	6,217
Skechers USA, Inc., Class A(a)	8,691	483,046
Steven Madden Ltd.	4,857	162,127
Tapestry, Inc.	14,748	636,376
Under Armour, Inc., Class A(a)	11,440	92,206
Under Armour, Inc., Class C(a)	12,665	93,974
VF Corp.	21,226	420,487
Wolverine World Wide, Inc.	4,311	54,620

		16,143,677

Tobacco — 0.5%
Altria Group, Inc.	113,100	5,137,002
Philip Morris International, Inc.	98,165	9,789,014
Turning Point Brands, Inc.	705	16,814
Universal Corp.	1,853	93,706
Vector Group Ltd.	9,936	130,361

		15,166,897

Trading Companies & Distributors — 0.5%
Air Lease Corp.	6,821	288,801
Applied Industrial Technologies, Inc.	2,341	339,422
Beacon Roofing Supply, Inc.(a)	3,038	260,265
BlueLinx Holdings, Inc.(a)	421	39,675
Boise Cascade Co.	2,398	248,169
Core & Main, Inc., Class A(a)	5,402	170,757
Custom Truck One Source, Inc.(a)	2,724	18,850
Distribution Solutions Group, Inc.(a)	282	15,634
DXP Enterprises, Inc.(a)	553	21,003
Fastenal Co.	36,306	2,127,895
Ferguson PLC	13,077	2,113,505
FTAI Aviation Ltd.	6,333	203,986
GATX Corp.	2,161	270,903
Global Industrial Co.	1,009	28,757
GMS, Inc.(a)	2,574	189,678
H&E Equipment Services, Inc.	1,772	86,084
Herc Holdings, Inc.	1,662	222,425

Security	Shares	Value

Trading Companies & Distributors (continued)
Hudson Technologies, Inc.(a)	2,482	$22,561
McGrath RentCorp	1,530	147,461
MRC Global, Inc.(a)	6,858	77,427
MSC Industrial Direct Co., Inc., Class A	2,842	286,815
NOW, Inc.(a)	6,770	77,110
Rush Enterprises, Inc., Class A	2,405	155,555
Rush Enterprises, Inc., Class B	399	27,415
SiteOne Landscape Supply, Inc.(a)(b)	2,820	479,400
Textainer Group Holdings Ltd.	2,893	118,902
Titan Machinery, Inc.(a)	1,169	37,314
Transcat, Inc.(a)	348	29,190
Triton International Ltd.	3,451	290,954
United Rentals, Inc.	4,363	2,027,399
Univar Solutions, Inc.(a)	9,582	346,294
Veritiv Corp.	975	136,627
W.W.Grainger, Inc.	2,835	2,093,619
Watsco, Inc.	2,123	802,897
WESCO International, Inc.	2,731	479,482
Xometry, Inc., Class A(a)	2,323	48,226

		14,330,457

Water Utilities — 0.1%
American States Water Co.	2,476	218,903
American Water Works Co., Inc.	12,385	1,825,921
Artesian Resources Corp., Class A	493	22,461
California Water Service Group	3,450	182,919
Consolidated Water Co. Ltd.	1,168	22,846
Essential Utilities, Inc.	15,431	652,577
Global Water Resources, Inc.	881	11,189
Middlesex Water Co.	1,348	108,406
Pure Cycle Corp.(a)	1,623	19,995
SJW Group	1,820	128,237
York Water Co.	673	27,815

		3,221,269

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	52,248
Shenandoah Telecommunications Co.	3,990	74,493
Telephone and Data Systems, Inc.	6,742	54,071
T-Mobile U.S., Inc.(a)	34,526	4,756,647

		4,937,459

Total Common Stocks — 99.0% (Cost: $1,867,761,557)		2,849,232,855

Investment Companies

Equity Funds — 0.4%
iShares Russell 3000 ETF(c)	49,961	13,167,721

Total Investment Companies — 0.4% (Cost: $12,205,402)		13,167,721

74	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc.(d)	400	$1,016

Total Rights — 0.0% (Cost: $ —)		1,016

Total Long-Term Investments — 99.4% (Cost: $1,879,966,959)		2,862,401,592

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(f)(g)	63,949,516	63,968,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(f)	66,592,875	66,592,875

Total Short-Term Securities — 4.6% (Cost: $130,561,634)		130,561,576

Total Investments — 104.0% (Cost: $2,010,528,593)		2,992,963,168

Liabilities in Excess of Other Assets — (4.0)%		(113,894,994)

Net Assets — 100.0%		$2,879,068,174

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,140, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,632,938	$3,315,633	(a)	$—	$20,876	$(746)	$63,968,701	63,949,516	$626,323	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,829,647	53,763,228	(a)	—	—	—	66,592,875	66,592,875	522,365		—
BlackRock, Inc.	6,091,545	760,307		(581,616)	(132,630)	810,539	6,948,145	9,404	189,405		—
iShares Russell 3000 ETF	21,228,350	241,464,098		(251,073,084)	2,347,455	(799,098)	13,167,721	49,961	299,939		—

					$2,235,701	$10,695	$150,677,442		$1,638,032		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	19	09/15/23	$1,913	$104,003
S&P 500 E-Mini Index	60	09/15/23	13,844	346,192

				$450,195

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$450,195	$—	$—	$—	$450,195

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,433,791	$—	$—	$—	$1,433,791

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(464,505)	$—	$—	$—	$(464,505)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,963,265

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$43,927,522	$—	$—	$43,927,522
Air Freight & Logistics	15,454,143	—	—	15,454,143
Automobile Components	6,386,756	—	—	6,386,756
Automobiles	55,589,358	—	—	55,589,358

76	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$100,164,961	$—	$—	$100,164,961
Beverages	42,114,838	—	—	42,114,838
Biotechnology	68,971,026	—	—	68,971,026
Broadline Retail	80,909,838	—	—	80,909,838
Building Products	19,587,051	—	—	19,587,051
Capital Markets	84,027,358	—	—	84,027,358
Chemicals	48,596,837	—	—	48,596,837
Commercial Services & Supplies	16,719,762	—	—	16,719,762
Communications Equipment	22,130,878	—	—	22,130,878
Construction & Engineering	7,202,611	—	—	7,202,611
Construction Materials	4,481,954	—	—	4,481,954
Consumer Finance	15,244,658	—	—	15,244,658
Consumer Staples Distribution & Retail	48,323,307	—	—	48,323,307
Containers & Packaging	8,859,851	7,413	—	8,867,264
Distributors	3,296,638	—	—	3,296,638
Diversified Consumer Services	3,242,163	—	—	3,242,163
Diversified REITs	1,737,844	—	—	1,737,844
Diversified Telecommunication Services	17,093,316	—	—	17,093,316
Electric Utilities	43,125,185	—	—	43,125,185
Electrical Equipment	20,868,534	—	—	20,868,534
Electronic Equipment, Instruments & Components	19,967,464	—	—	19,967,464
Energy Equipment & Services	15,015,574	—	—	15,015,574
Entertainment	39,347,574	—	—	39,347,574
Financial Services	114,910,348	—	—	114,910,348
Food Products	28,804,606	—	—	28,804,606
Gas Utilities	3,284,977	—	—	3,284,977
Ground Transportation	30,837,586	—	—	30,837,586
Health Care Equipment & Supplies	76,796,269	—	—	76,796,269
Health Care Providers & Services	76,632,202	—	—	76,632,202
Health Care REITs	6,858,319	—	—	6,858,319
Health Care Technology	3,512,685	—	—	3,512,685
Hotel & Resort REITs	2,303,862	—	—	2,303,862
Hotels, Restaurants & Leisure	65,117,799	—	—	65,117,799
Household Durables	14,280,380	—	—	14,280,380
Household Products	33,385,473	—	—	33,385,473
Independent Power and Renewable Electricity Producers	2,426,428	—	—	2,426,428
Industrial Conglomerates	19,934,331	—	—	19,934,331
Industrial REITs	10,555,211	—	—	10,555,211
Insurance	60,322,133	—	—	60,322,133
Interactive Media & Services	142,118,566	—	—	142,118,566
IT Services	38,997,564	—	—	38,997,564
Leisure Products	2,969,364	—	—	2,969,364
Life Sciences Tools & Services	44,449,810	—	—	44,449,810
Machinery	57,954,738	—	—	57,954,738
Marine Transportation	688,364	—	—	688,364
Media	24,834,676	—	—	24,834,676
Metals & Mining	16,745,724	—	—	16,745,724
Mortgage Real Estate Investment Trusts (REITs)	3,604,964	—	—	3,604,964
Multi-Utilities	18,357,845	—	—	18,357,845
Office REITs	4,158,031	—	—	4,158,031
Oil, Gas & Consumable Fuels	108,907,632	—	—	108,907,632
Paper & Forest Products	473,429	—	—	473,429
Passenger Airlines	6,174,892	—	—	6,174,892
Personal Care Products	4,285,841	—	—	4,285,841
Pharmaceuticals	102,670,693	20,140	—	102,690,833
Professional Services	30,755,171	—	—	30,755,171
Real Estate Management & Development	4,285,469	—	—	4,285,469
Residential REITs	11,982,176	—	—	11,982,176
Retail REITs	10,785,838	—	—	10,785,838
Semiconductors & Semiconductor Equipment	190,344,099	—	—	190,344,099
Software	283,016,757	—	—	283,016,757
Specialized REITs	29,840,835	—	—	29,840,835
Specialty Retail	61,704,221	—	—	61,704,221

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) July 31, 2023	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$192,949,234	$—	$—	$192,949,234
Textiles, Apparel & Luxury Goods	16,143,677	—	—	16,143,677
Tobacco	15,166,897	—	—	15,166,897
Trading Companies & Distributors	14,330,457	—	—	14,330,457
Water Utilities	3,221,269	—	—	3,221,269
Wireless Telecommunication Services	4,937,459	—	—	4,937,459
Investment Companies	13,167,721	—	—	13,167,721
Rights	—	—	1,016	1,016
Short-Term Securities
Money Market Funds	130,561,576	—	—	130,561,576

	$2,992,934,599	$27,553	$1,016	$2,992,963,168

Derivative Financial Instruments(a)
Assets
Equity Contracts	$450,195	$—	$—	$450,195

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

78	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,687,034,996	$529,834,703	$2,842,285,726
Investments, at value — affiliated(c)	76,248,944	62,778,236	150,677,442
Cash	96,788	—	—
Cash pledged for futures contracts	667,000	128,000	673,000
Receivables:
Investments sold	—	416,849	293,296
Securities lending income — affiliated	85,293	80,496	62,490
Capital shares sold	2,117,188	276,923	53,092,118
Dividends — unaffiliated	—	194,372	1,836,520
Dividends — affiliated	734,982	17,342	74,048
Variation margin on futures contracts	41,055	17,063	85,299
Prepaid expenses	43,402	46,204	52,845

Total assets	1,767,069,648	593,790,188	3,049,132,784

LIABILITIES
Collateral on securities loaned	43,565,665	51,521,789	63,964,056
Payables:
Investments purchased	506,232	306,065	52,781,599
Accounting services fees	2,256	2,256	2,256
Capital shares redeemed	3,782,539	212,067	53,071,416
Custodian fees	7,961	8,836	10,128
Investment advisory fees	27,591	12,976	22,499
Trustees’ and Officer’s fees	3,804	2,281	4,688
Other accrued expenses	9,728	42,192	44,101
Professional fees	66,643	62,427	63,216
Service fees	30,921	20,933	40,616
Transfer agent fees	116,363	28,814	60,035

Total liabilities	48,119,703	52,220,636	170,064,610

Commitments and contingent liabilities
NET ASSETS	$1,718,949,945	$541,569,552	$2,879,068,174

NET ASSETS CONSIST OF
Paid-in capital	$1,204,097,797	$467,955,893	$1,952,876,165
Accumulated earnings	514,852,148	73,613,659	926,192,009

NET ASSETS	$1,718,949,945	$541,569,552	$2,879,068,174

(a) Investments, at cost — unaffiliated	$1,171,002,039	$436,798,659	$1,862,865,949
(b) Securities loaned, at value	$43,408,862	$50,892,960	$62,989,820
(c) Investments, at cost — affiliated	$74,893,921	$62,080,228	$147,662,644

F I N A N C I A L S T A T E M E N T S	79

Statements of Assets and Liabilities (continued)

July 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE
Institutional

Net assets	$178,582,284	$141,351,469	$112,188,035

Shares outstanding	13,188,240	9,375,781	5,303,646

Net asset value	$13.54	$15.08	$21.15

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A

Net assets	$151,707,805	$100,293,250	$196,797,547

Shares outstanding	11,252,498	6,664,798	9,316,843

Net asset value	$13.48	$15.05	$21.12

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K

Net assets	$1,388,659,856	$299,924,833	$2,570,082,592

Shares outstanding	102,330,261	19,893,350	121,505,983

Net asset value	$13.57	$15.08	$21.15

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

80	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2023

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$25,304,194	$7,158,243	$41,292,518
Dividends — affiliated	592,921	159,057	1,011,709
Securities lending income — affiliated — net	832,687	673,273	626,323
Foreign taxes withheld	(10,303)	(9,385)	(6,846)

Total investment income	26,719,499	7,981,188	42,923,704

EXPENSES
Transfer agent — class specific	352,619	173,822	243,256
Service — class specific	337,954	237,757	432,669
Investment advisory	320,129	141,902	259,484
Registration	79,633	46,603	46,260
Custodian	68,649	42,229	56,991
Professional	64,472	64,523	66,628
Printing and postage	53,482	50,540	52,121
Trustees and Officer	18,787	9,811	26,684
Accounting services	9,025	9,025	9,025
Miscellaneous	30,454	17,450	40,356

Total expenses	1,335,204	793,662	1,233,474
Less:
Fees waived and/or reimbursed by the Manager	(9,003)	(66,420)	(11,803)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(7,773)	(46,104)	(34,493)

Total expenses after fees waived and/or reimbursed	1,318,428	681,138	1,187,178

Net investment income	25,401,071	7,300,050	41,736,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	47,205,346	(2,206,132)	(26,011,497)
Investments — affiliated	1,014,677	(331)	2,235,701
Futures contracts	1,248,937	(112,716)	1,433,791

	49,468,960	(2,319,179)	(22,342,005)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	64,577,734	34,505,937	320,028,231
Investments — affiliated	215,630	200,561	10,695
Futures contracts	68,306	(54,428)	(464,505)

	64,861,670	34,652,070	319,574,421

Net realized and unrealized gain	114,330,630	32,332,891	297,232,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,731,701	$39,632,941	$338,968,942

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/23	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,401,071	$22,738,535	$7,300,050	$6,096,458
Net realized gain (loss)	49,468,960	19,254,928	(2,319,179)	10,668,493
Net change in unrealized appreciation (depreciation)	64,861,670	(219,471,769)	34,652,070	(74,774,665)

Net increase (decrease) in net assets resulting from operations	139,731,701	(177,478,306)	39,632,941	(58,009,714)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,664,693)	(8,785,993)	(6,628,763)	(8,672,227)
Investor A	(4,341,765)	(5,772,125)	(4,192,802)	(4,813,065)
Class K	(44,478,201)	(61,713,572)	(11,082,304)	(10,514,041)

Decrease in net assets resulting from distributions to shareholders	(55,484,659)	(76,271,690)	(21,903,869)	(23,999,333)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(52,938,687)	213,346,962	53,990,377	75,578,108

NET ASSETS
Total increase (decrease) in net assets	31,308,355	(40,403,034)	71,719,449	(6,430,939)
Beginning of year	1,687,641,590	1,728,044,624	469,850,103	476,281,042

End of year	$1,718,949,945	$1,687,641,590	$541,569,552	$469,850,103

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

82	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund

	Year Ended 07/31/23	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$41,736,526	$33,595,161
Net realized loss	(22,342,005)	(12,024,302)
Net change in unrealized appreciation (depreciation)	319,574,421	(194,323,130)

Net increase (decrease) in net assets resulting from operations	338,968,942	(172,752,271)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,991,360)	(2,629,466)
Investor A	(2,235,702)	(2,686,529)
Class K	(36,916,521)	(41,362,211)

Decrease in net assets resulting from distributions to shareholders	(41,143,583)	(46,678,206)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,292,273	384,606,062

NET ASSETS
Total increase in net assets	354,117,632	165,175,585
Beginning of year	2,524,950,542	2,359,774,957

End of year	$2,879,068,174	$2,524,950,542

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund

	Institutional

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$12.89	$14.91	$10.75	$10.98	$10.70

Net investment income(a)	0.20	0.18	0.15	0.19	0.17
Net realized and unrealized gain (loss)	0.88	(1.58)	4.35	0.02	0.50

Net increase (decrease) from investment operations	1.08	(1.40)	4.50	0.21	0.67

Distributions(b)
From net investment income	(0.20)	(0.17)	(0.15)	(0.17)	(0.17)
From net realized gain	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions	(0.43)	(0.62)	(0.34)	(0.44)	(0.39)

Net asset value, end of year	$13.54	$12.89	$14.91	$10.75	$10.98

Total Return(c)
Based on net asset value	8.72%	(9.76)%	42.43%	1.96%	6.76%

Ratios to Average Net Assets(d)
Total expenses(e)	0.10%	0.09%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.10%	0.12%

Net investment income	1.59%	1.28%	1.18%	1.77%	1.66%

Supplemental Data
Net assets, end of year (000)	$178,582	$216,281	$195,340	$170,550	$244,272

Portfolio turnover rate	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	0.09%	0.05%

See notes to financial statements.

84	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Investor A

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$12.84	$14.85	$10.71	$10.93	$10.66

Net investment income(a)	0.16	0.14	0.11	0.15	0.17
Net realized and unrealized gain (loss)	0.88	(1.56)	4.34	0.04	0.47

Net increase (decrease) from investment operations	1.04	(1.42)	4.45	0.19	0.64

Distributions(b)
From net investment income	(0.17)	(0.14)	(0.12)	(0.14)	(0.15)
From net realized gain	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions	(0.40)	(0.59)	(0.31)	(0.41)	(0.37)

Net asset value, end of year	$13.48	$12.84	$14.85	$10.71	$10.93

Total Return(c)
Based on net asset value	8.39%	(9.98)%	42.05%	1.80%	6.43%

Ratios to Average Net Assets(d)
Total expenses(e)	0.37%	0.36%	0.36%	0.36%	0.34%

Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.33%

Net investment income	1.29%	1.03%	0.87%	1.48%	1.64%

Supplemental Data
Net assets, end of year (000)	$151,708	$131,260	$136,579	$93,113	$105,914

Portfolio turnover rate	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.36%	0.36%	0.35%	0.33%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Class K

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$12.92	$14.94	$10.77	$11.00	$10.72

Net investment income(a)	0.20	0.19	0.15	0.18	0.17
Net realized and unrealized gain (loss)	0.89	(1.58)	4.37	0.03	0.51

Net increase (decrease) from investment operations	1.09	(1.39)	4.52	0.21	0.68

Distributions(b)
From net investment income	(0.21)	(0.18)	(0.16)	(0.17)	(0.18)
From net realized gain	(0.23)	(0.45)	(0.19)	(0.27)	(0.22)

Total distributions	(0.44)	(0.63)	(0.35)	(0.44)	(0.40)

Net asset value, end of year	$13.57	$12.92	$14.94	$10.77	$11.00

Total Return(c)
Based on net asset value	8.75%	(9.70)%	42.50%	2.00%	6.81%

Ratios to Average Net Assets(d)
Total expenses(e)	0.05%	0.05%	0.06%	0.08%	0.07%

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.06%	0.07%	0.07%

Net investment income	1.62%	1.34%	1.18%	1.73%	1.67%

Supplemental Data
Net assets, end of year (000)	$1,388,660	$1,340,100	$1,396,125	$937,493	$783,361

Portfolio turnover rate	20%	28%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.05%	0.05%	0.07%	0.06%

See notes to financial statements.

86	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund

	Institutional

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$14.63	$17.32	$12.17	$12.72	$13.20

Net investment income(a)	0.22	0.21	0.16	0.13	0.18
Net realized and unrealized gain (loss)	0.88	(2.08)	5.66	(0.35)	(0.16)

Net increase (decrease) from investment operations	1.10	(1.87)	5.82	(0.22)	0.02

Distributions(b)
From net investment income	(0.23)	(0.19)	(0.18)	(0.16)	(0.20)
From net realized gain	(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions	(0.65)	(0.82)	(0.67)	(0.33)	(0.50)

Net asset value, end of year	$15.08	$14.63	$17.32	$12.17	$12.72

Total Return(c)
Based on net asset value	8.02%	(11.32)%	48.81%	(1.68)%	0.58%

Ratios to Average Net Assets(d)
Total expenses(e)	0.13%	0.14%	0.16%	0.21%	0.24%

Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	1.59%	1.29%	1.02%	1.14%	1.48%

Supplemental Data
Net assets, end of year (000)	$141,351	$156,524	$161,409	$58,680	$12,239

Portfolio turnover rate	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.14%	N/A	0.21%	0.24%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Investor A

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$14.60	$17.29	$12.15	$12.70	$13.18

Net investment income(a)	0.18	0.17	0.13	0.13	0.15
Net realized and unrealized gain (loss)	0.89	(2.08)	5.65	(0.37)	(0.16)

Net increase (decrease) from investment operations	1.07	(1.91)	5.78	(0.24)	(0.01)

Distributions(b)
From net investment income	(0.20)	(0.15)	(0.15)	(0.14)	(0.17)
From net realized gain	(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions	(0.62)	(0.78)	(0.64)	(0.31)	(0.47)

Net asset value, end of year	$15.05	$14.60	$17.29	$12.15	$12.70

Total Return(c)
Based on net asset value	7.76%	(11.56)%	48.49%	(1.90)%	0.35%

Ratios to Average Net Assets(d)
Total expenses(e)	0.41%	0.39%	0.38%	0.44%	0.45%

Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.34%	0.35%	0.35%

Net investment income	1.33%	1.06%	0.83%	1.13%	1.25%

Supplemental Data
Net assets, end of year (000)	$100,293	$100,734	$101,139	$55,522	$30,250

Portfolio turnover rate	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	0.44%	0.45%

See notes to financial statements.

88	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Class K

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$14.63	$17.32	$12.17	$12.72	$13.20

Net investment income(a)	0.22	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss)	0.89	(2.07)	5.65	(0.40)	(0.16)

Net increase (decrease) from investment operations	1.11	(1.86)	5.83	(0.21)	0.03

Distributions(b)
From net investment income	(0.24)	(0.20)	(0.19)	(0.17)	(0.21)
From net realized gain	(0.42)	(0.63)	(0.49)	(0.17)	(0.30)

Total distributions	(0.66)	(0.83)	(0.68)	(0.34)	(0.51)

Net asset value, end of year	$15.08	$14.63	$17.32	$12.17	$12.72

Total Return(c)
Based on net asset value	8.07%	(11.28)%	48.88%	(1.64)%	0.63%

Ratios to Average Net Assets(d)
Total expenses(e)	0.09%	0.10%	0.11%	0.16%	0.17%

Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.60%	1.34%	1.15%	1.55%	1.53%

Supplemental Data
Net assets, end of year (000)	$299,925	$212,591	$213,734	$142,813	$154,242

Portfolio turnover rate	30%	38%	43%	29%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	N/A	N/A	0.16%	0.17%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund

	Institutional

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$19.07	$20.96	$15.31	$14.13	$13.52

Net investment income(a)	0.30	0.27	0.24	0.25	0.25
Net realized and unrealized gain (loss)	2.07	(1.79)	5.65	1.24	0.67

Net increase (decrease) from investment operations	2.37	(1.52)	5.89	1.49	0.92

Distributions(b)
From net investment income	(0.29)	(0.27)	(0.23)	(0.27)	(0.26)
From net realized gain	—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions	(0.29)	(0.37)	(0.24)	(0.31)	(0.31)

Net asset value, end of year	$21.15	$19.07	$20.96	$15.31	$14.13

Total Return(c)
Based on net asset value	12.65%	(7.37)%	38.73%	10.79%	7.01%

Ratios to Average Net Assets(d)
Total expenses(e)	0.07%	0.08%	0.08%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.08%	0.08%	0.08%

Net investment income	1.59%	1.32%	1.32%	1.79%	1.87%

Supplemental Data
Net assets, end of year (000)	$112,188	$132,762	$155,378	$84,117	$88,223

Portfolio turnover rate	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.08%	0.08%	0.09%	0.09%

See notes to financial statements.

90	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Investor A

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$19.05	$20.93	$15.29	$14.11	$13.50

Net investment income(a)	0.25	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss)	2.06	(1.78)	5.64	1.24	0.67

Net increase (decrease) from investment operations	2.31	(1.56)	5.84	1.46	0.89

Distributions(b)
From net investment income	(0.24)	(0.22)	(0.19)	(0.24)	(0.23)
From net realized gain	—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions	(0.24)	(0.32)	(0.20)	(0.28)	(0.28)

Net asset value, end of year	$21.12	$19.05	$20.93	$15.29	$14.11

Total Return(c)
Based on net asset value	12.32%	(7.54)%	38.42%	10.56%	6.77%

Ratios to Average Net Assets(d)
Total expenses(e)	0.35%	0.32%	0.30%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed	0.33%	0.31%	0.30%	0.30%	0.31%

Net investment income	1.32%	1.09%	1.11%	1.56%	1.64%

Supplemental Data
Net assets, end of year (000)	$196,798	$176,683	$166,601	$114,362	$84,192

Portfolio turnover rate	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.32%	0.30%	0.31%	0.32%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Class K

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of year	$19.07	$20.96	$15.31	$14.13	$13.52

Net investment income(a)	0.31	0.28	0.25	0.26	0.26
Net realized and unrealized gain (loss)	2.07	(1.79)	5.64	1.24	0.66

Net increase (decrease) from investment operations	2.38	(1.51)	5.89	1.50	0.92

Distributions(b)
From net investment income	(0.30)	(0.28)	(0.23)	(0.28)	(0.26)
From net realized gain	—	(0.10)	(0.01)	(0.04)	(0.05)

Total distributions	(0.30)	(0.38)	(0.24)	(0.32)	(0.31)

Net asset value, end of year	$21.15	$19.07	$20.96	$15.31	$14.13

Total Return(c)
Based on net asset value	12.70%	(7.32)%	38.79%	10.84%	7.06%

Ratios to Average Net Assets(d)
Total expenses(e)	0.02%	0.03%	0.03%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.02%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.63%	1.36%	1.35%	1.84%	1.91%

Supplemental Data
Net assets, end of year (000)	$2,570,083	$2,215,506	$2,037,797	$1,043,568	$916,638

Portfolio turnover rate	20%	16%	16%	15%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	N/A	0.03%	0.03%	0.04%	0.04%

See notes to financial statements.

92	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

94	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount(b)

Mid-Cap Index
Barclays Capital, Inc.	$3,623,138	$(3,563,630)	$—		$59,508
BMO Capital Markets Corp.	394,008	(385,974)	—		8,034
BNP Paribas SA	11,733,339	(11,733,339)	—		—
BofA Securities, Inc.	1,477,272	(1,477,272)	—		—
Citadel Clearing LLC	4,727,033	(4,679,108)	—		47,925
Citigroup Global Markets, Inc.	1,424,847	(1,424,847)	—		—
HSBC Bank PLC	1,531,698	(1,531,698)	—		—
Jefferies LLC	1,499,056	(1,488,752)	—		10,304
Morgan Stanley	7,309,057	(7,309,057)	—		—
National Financial Services LLC	61,582	(61,582)	—		—
Nomura Securities International, Inc.	16,796	(15,202)	—		1,594
Scotia Capital (USA), Inc.	1,317,968	(1,317,968)	—		—
State Street Bank & Trust Co.	1,294,367	(1,293,014)	—		1,353
Toronto-Dominion Bank	3,323,814	(3,323,814)	—		—
UBS AG	2,813,301	(2,639,397)	—		173,904

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount(b)

Mid-Cap Index (continued)
UBS Securities LLC	$555,000	$(555,000)	$—		$—
Wells Fargo Bank N.A.	220,910	(220,798)	—		112
Wells Fargo Securities LLC	85,676	(85,676)	—		—

	$43,408,862	$(43,106,128)	$—		$302,734

Small/Mid-Cap Index
BNP Paribas SA	$5,727,849	$(5,727,849)	$—		$—
BofA Securities, Inc.	2,172,875	(2,172,875)	—		—
Citadel Clearing LLC	1,274,141	(1,274,141)	—		—
Citigroup Global Markets, Inc.	1,093,993	(1,093,993)	—		—
Goldman Sachs & Co. LLC	13,325,912	(13,325,912)	—		—
HSBC Bank PLC	2,362,227	(2,362,227)	—		—
J.P. Morgan Securities LLC	8,653,507	(8,653,507)	—		—
Jefferies LLC	1,275,109	(1,265,513)	—		9,596
Morgan Stanley	5,502,869	(5,502,869)	—		—
National Financial Services LLC	3,779,268	(3,779,268)	—		—
Nomura Securities International, Inc.	82,601	(82,601)	—		—
Scotia Capital (USA), Inc.	353,166	(353,166)	—		—
SG Americas Securities LLC	450	(448)	—		2
State Street Bank & Trust Co.	1,095,568	(1,084,769)	—		10,799
Toronto-Dominion Bank	1,052,776	(1,045,199)	—		7,577
UBS AG	808,093	(808,093)	—		—
UBS Securities LLC	1,081,691	(1,081,691)	—		—
Virtu Americas LLC	444,248	(444,248)	—		—
Wells Fargo Bank N.A.	504,116	(504,116)	—		—
Wells Fargo Securities LLC	302,501	(289,797)	—		12,704

	$50,892,960	$(50,852,282)	$—		$40,678

Total U.S. Stock Market Index
BMO Capital Markets Corp.	$276,055	$(252,944)	$—		$23,111
BNP Paribas SA	7,910,794	(7,910,794)	—		—
BofA Securities, Inc.	5,204,465	(5,204,465)	—		—
Citadel Clearing LLC	955,504	(955,504)	—		—
Citigroup Global Markets, Inc.	2,825,216	(2,825,216)	—		—
Goldman Sachs & Co. LLC	8,165,706	(8,112,053)	—		53,653
HSBC Bank PLC	6,138,978	(6,138,978)	—		—
J.P. Morgan Securities LLC	15,746,747	(15,746,747)	—		—
Jefferies LLC	1,781,587	(1,781,587)	—		—
Morgan Stanley	5,360,083	(5,360,083)	—		—
National Financial Services LLC	1,274,353	(1,274,353)	—		—
RBC Capital Markets LLC	1,375	(1,371)	—		4
Scotia Capital (USA), Inc.	744,138	(744,138)	—		—
SG Americas Securities LLC	62,000	(62,000)	—		—
State Street Bank & Trust Co.	1,179,052	(1,173,198)	—		5,854
Toronto-Dominion Bank	1,133,900	(1,133,900)	—		—
UBS AG	978,584	(973,733)	—		4,851
UBS Securities LLC	2,072,994	(2,072,994)	—		—
Virtu Americas LLC	23,688	(23,688)	—		—
Wells Fargo Bank N.A.	897,628	(897,628)	—		—
Wells Fargo Securities LLC	256,973	(256,973)	—		—

	$62,989,820	$(62,902,347)	$—		$87,473

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of July 31, 2023. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

96	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees
Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended July 31, 2023, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
Mid-Cap Index	$ 337,954
Small/Mid-Cap Index	237,757
Total U.S. Stock Market Index	432,669

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$1,036	$10,269	$5,902	$ 17,207
Small/Mid-Cap Index	428	8,789	3,366	12,583
Total U.S. Stock Market Index	812	13,374	7,583	21,769

For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$102,154	$112,073	$138,392	$ 352,619
Small/Mid-Cap Index	69,577	74,612	29,633	173,822
Total U.S. Stock Market Index	62,212	136,503	44,541	243,256

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 6,027
Small/Mid-Cap Index	1,526
Total U.S. Stock Market Index	9,441

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 2,976
Small/Mid-Cap Index	1,571
Total U.S. Stock Market Index	1,886

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2023, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 63,323
Total U.S. Stock Market Index	476

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended July 31, 2023, class specific expense waivers and/or reimbursements were as follows:

	Transfer Agent Fees Waived and/or
	Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$—	$7,773	$—	$ 7,773

98	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

	Transfer Agent Fees Waived and/or
	Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$693	$24,048	$21,363	$ 46,104
Total U.S. Stock Market Index	13	34,305	175	34,493

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 13, 2022 for Small/Mid-Cap Index and Total U.S. Stock Market Index, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on August 13, 2022:

Fund Name/Fund Level/Share Class	Expired 08/13/22
Small/Mid-Cap Index
Fund Level	$ 253,330
Institutional	6,515
Investor A	13,439
Class K	24,314
Total U.S. Stock Market Index
Fund Level	41,847
Institutional	2,849
Investor A	13,691
Class K	25,363

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2023, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
Mid-Cap Index	$ 220,061
Small/Mid-Cap Index	177,165
Total U.S. Stock Market Index	171,740

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Index	$36,127,072	$13,774,765	$(1,858,409)
Small/Mid-Cap Index	5,481,206	7,503,711	(514,280)
Total U.S. Stock Market Index	68,079,431	11,002,370	(1,742,948)

7.	PURCHASES AND SALES

For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Mid-Cap Index	$ 317,725,165	$ 394,894,596
Small/Mid-Cap Index	179,274,304	139,580,120
Total U.S. Stock Market Index	584,833,658	528,108,901

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 07/31/23	Year Ended 07/31/22
Mid-Cap Index
Ordinary income	$ 25,975,338	$ 35,245,458
Long-term capital gains	29,509,321	41,026,232

	$ 55,484,659	$ 76,271,690

Small/Mid-Cap Index
Ordinary income	$7,719,443	$ 11,539,341
Long-term capital gains	14,184,426	12,459,992

	$ 21,903,869	$ 23,999,333

Total U.S. Stock Market Index
Ordinary income	$ 41,143,583	$ 41,734,895
Long-term capital gains	—	4,943,311

	$ 41,143,583	$ 46,678,206

100	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Mid-Cap Index	$2,970,084	$24,019,504	$—	$487,862,560	$ 514,852,148
Small/Mid-Cap Index	1,271,798	—	(1,216,197)	73,558,058	73,613,659
Total U.S. Stock Market Index	4,018,393	—	(29,128,464)	951,302,080	926,192,009

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and characterization of corporate actions.

As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$1,275,413,359	$583,164,106	$(95,293,525)	$ 487,870,581
Small/Mid-Cap Index	519,050,639	129,547,122	(55,984,822)	73,562,300
Total U.S. Stock Market Index	2,041,657,930	1,055,373,772	(104,068,534)	951,305,238

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements (continued)

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 07/31/23		Year Ended 07/31/22

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Mid-Cap Index
Institutional
Shares sold	5,437,015	$67,338,987	10,136,195	$138,061,649
Shares issued in reinvestment of distributions	533,611	6,661,378	611,922	8,781,145
Shares redeemed	(9,559,981)	(118,190,344)	(7,069,017)	(96,301,703)

	(3,589,355)	$(44,189,979)	3,679,100	$50,541,091

Investor A
Shares sold	3,525,620	$43,627,760	4,020,640	$57,230,526
Shares issued in reinvestment of distributions	348,553	4,341,264	401,033	5,769,439
Shares redeemed	(2,846,492)	(35,410,547)	(3,392,446)	(47,647,436)

	1,027,681	$12,558,477	1,029,227	$15,352,529

102	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

	Year Ended 07/31/23		Year Ended 07/31/22

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Mid-Cap Index (continued)
Class K
Shares sold	29,292,619	$367,442,572	36,446,587	$509,941,926
Shares issued in reinvestment of distributions	3,543,373	44,383,778	2,742,767	39,523,235
Shares redeemed	(34,243,119)	(433,133,535)	(28,881,798)	(402,011,819)

	(1,407,127)	$(21,307,185)	10,307,556	$147,453,342

	(3,968,801)	$(52,938,687)	15,015,883	$213,346,962

	Year Ended 07/31/23		Year Ended 07/31/22

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index
Institutional
Shares sold	2,551,753	$35,623,672	4,859,117	$77,910,823
Shares issued in reinvestment of distributions	481,254	6,628,764	526,516	8,672,226
Shares redeemed	(4,354,894)	(59,728,695)	(4,005,051)	(62,039,986)

	(1,321,887)	$(17,476,259)	1,380,582	$24,543,063

Investor A
Shares sold	997,761	$13,794,288	2,122,107	$34,182,646
Shares issued in reinvestment of distributions	303,903	4,179,491	291,973	4,807,538
Shares redeemed	(1,534,187)	(21,188,776)	(1,365,444)	(21,610,480)

	(232,523)	$(3,214,997)	1,048,636	$17,379,704

Class K
Shares sold	7,537,625	$105,309,794	4,080,177	$63,044,676
Shares issued in reinvestment of distributions	799,862	11,029,628	638,113	10,481,664
Shares redeemed	(2,973,532)	(41,657,789)	(2,526,480)	(39,870,999)

	5,363,955	$74,681,633	2,191,810	$33,655,341

	3,809,545	$53,990,377	4,621,028	$75,578,108

	Year Ended 07/31/23		Year Ended 07/31/22

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index
Institutional
Shares sold	2,350,832	$43,042,660	2,411,832	$48,741,326
Shares issued in reinvestment of distributions	107,187	1,988,623	127,569	2,622,426
Shares redeemed	(4,115,643)	(77,273,538)	(2,992,270)	(61,665,770)

	(1,657,624)	$(32,242,255)	(452,869)	$(10,302,018)

Investor A
Shares sold	1,935,801	$36,043,435	2,708,211	$54,806,911
Shares issued in reinvestment of distributions	119,620	2,233,812	130,982	2,682,514
Shares redeemed	(2,015,209)	(38,166,720)	(1,522,527)	(31,475,398)

	40,212	$110,527	1,316,666	$26,014,027

Class K
Shares sold	27,549,116	$514,476,382	36,883,545	$740,647,199
Shares issued in reinvestment of distributions	1,970,437	36,783,003	2,012,631	41,212,633
Shares redeemed	(24,179,097)	(462,835,384)	(19,965,405)	(412,965,779)

	5,340,456	$88,424,001	18,930,771	$368,894,053

	3,723,044	$56,292,273	19,794,568	$384,606,062

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock FundsSM and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting BlackRock FundsSM, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Total U.S. Stock Market Index Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 26, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

104	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:

Fund Name	Qualified Dividend Income
Mid-Cap Index	$ 21,961,654
Small/Mid-Cap Index	5,437,174
Total U.S. Stock Market Index	39,172,711

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:

Fund Name	Qualified Business Income
Mid-Cap Index	$3,346,244
Small/Mid-Cap Index	1,150,245
Total U.S. Stock Market Index	2,137,801

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2023:

Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Index	$ 29,509,321
Small/Mid-Cap Index	14,184,426

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2023:

Fund Name	Federal Obligation Interest
Mid-Cap Index	$ 54,421
Small/Mid-Cap Index	13,472
Total U.S. Stock Market Index	84,874

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction
Mid-Cap Index	82.70%
Small/Mid-Cap Index	68.23
Total U.S. Stock Market Index	90.31

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:

Fund Name	Interest Dividends
Mid-Cap Index	$ 325,678
Small/Mid-Cap Index	80,620
Total U.S. Stock Market Index	507,927

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:

Fund Name	Interest Related Dividends
Mid-Cap Index	$ 325,678
Small/Mid-Cap Index	80,620
Total U.S. Stock Market Index	507,927

I M P O R T A N T T A X I N F O R M A T I O N	105

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund” and, together with Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

106	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, Mid-Cap Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

The Board noted that for the one-year period reported, Small/Mid-Cap Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-year period reported, Total U.S. Stock Market Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	107

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that each of Mid-Cap Index Fund’s, Small/Mid-Cap Index Fund’s and Total U.S. Stock Market Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap one each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

108	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 169 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	28 RICs consisting of 169 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 169 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 169 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Pioneer Legal Institute since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 169 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	109

Trustee and Officer Information (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 169 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 169 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	28 RICs consisting of 169 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 169 Portfolios	None

110	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC since 2003; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 169 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	98 RICs consisting of 273 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 275 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	111

Trustee and Officer Information (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed- Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

112	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	113

Additional Information  (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02114	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

114	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CPI	Consumer Price Index

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	115

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-07/23-AR

(b) Not Applicable

Item 2 –

Code of Ethics — The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$23,129	$22,000	$0	$0	$0	$0	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$23,129	$22,000	$0	$0	$0	$0	$0	$0
iShares Total U.S. Stock Market Index Fund	$23,129	$22,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$0	$0
iShares Total U.S. Stock Market Index Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 26, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 26, 2023